UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04323

Natixis Funds Trust I

(Exact name of Registrant as specified in charter)

888 Boylston Street, Suite 800 Boston, Massachusetts 02199-8197

(Address of principal executive offices)    (Zip code)

Susan McWhan Tobin, Esq.

Natixis Distribution, LLC

888 Boylston Street, Suite 800

Boston, Massachusetts 02199-8197

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2139

Date of fiscal year end: September 30

Date of reporting period: March 31, 2026

Item 1. Reports to Stockholders.

(a)	The Registrant’s Semi-annual Tailored Shareholder Reports transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 are as follows:

Class A

NEFRX

Loomis Sayles Core Plus Bond Fund

Semi-annual Shareholder Report - March 31, 2026

This semi-annual shareholder report contains important information about Loomis Sayles Core Plus Bond Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class A	$37	0.73%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Key Fund Statistics

  Total Net Assets$7,890,848,736
  # of Portfolio Holdings (including overnight repurchase agreements and derivatives)776
  Portfolio Turnover Rate99%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$6,269,485

What did the Fund invest in? (% of Net Assets)

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	21.1%
Short-Term Investments	5.4%
Finance Companies	3.4%
Collateralized Loan Obligations	5.1%
Banking	6.1%
Mortgage Related	21.5%
Treasuries	37.4%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Credit QualityFootnote Reference*Footnote Reference†

Table Summary
Value	Value
Cash & equivalents	5.5
US Treasury	35.5
Not ratedFootnote Reference^	8.8
CCC	0.1
B	0.2
BB	5.5
BBB	17.2
A	5.4
AA	22.7
AAA	1.9
Footnote	Description
Footnote*	Percentages are calculated based on Net Assets. Totals may not add up to 100% due to other assets and liabilities, such as receivables and payables, not being included in the table.
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class A

NEFRX

Loomis Sayles Core Plus Bond Fund

Semi-annual Shareholder Report

March 31, 2026

TCP88A-0326

Class C

NECRX

Loomis Sayles Core Plus Bond Fund

Semi-annual Shareholder Report - March 31, 2026

This semi-annual shareholder report contains important information about Loomis Sayles Core Plus Bond Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class C	$74	1.48%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Key Fund Statistics

  Total Net Assets$7,890,848,736
  # of Portfolio Holdings (including overnight repurchase agreements and derivatives)776
  Portfolio Turnover Rate99%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$6,269,485

What did the Fund invest in? (% of Net Assets)

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	21.1%
Short-Term Investments	5.4%
Finance Companies	3.4%
Collateralized Loan Obligations	5.1%
Banking	6.1%
Mortgage Related	21.5%
Treasuries	37.4%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Credit QualityFootnote Reference*Footnote Reference†

Table Summary
Value	Value
Cash & equivalents	5.5
US Treasury	35.5
Not ratedFootnote Reference^	8.8
CCC	0.1
B	0.2
BB	5.5
BBB	17.2
A	5.4
AA	22.7
AAA	1.9
Footnote	Description
Footnote*	Percentages are calculated based on Net Assets. Totals may not add up to 100% due to other assets and liabilities, such as receivables and payables, not being included in the table.
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class C

NECRX

Loomis Sayles Core Plus Bond Fund

Semi-annual Shareholder Report

March 31, 2026

TCP88C-0326

Class N

NERNX

Loomis Sayles Core Plus Bond Fund

Semi-annual Shareholder Report - March 31, 2026

This semi-annual shareholder report contains important information about Loomis Sayles Core Plus Bond Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$20	0.39%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Key Fund Statistics

  Total Net Assets$7,890,848,736
  # of Portfolio Holdings (including overnight repurchase agreements and derivatives)776
  Portfolio Turnover Rate99%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$6,269,485

What did the Fund invest in? (% of Net Assets)

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	21.1%
Short-Term Investments	5.4%
Finance Companies	3.4%
Collateralized Loan Obligations	5.1%
Banking	6.1%
Mortgage Related	21.5%
Treasuries	37.4%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Credit QualityFootnote Reference*Footnote Reference†

Table Summary
Value	Value
Cash & equivalents	5.5
US Treasury	35.5
Not ratedFootnote Reference^	8.8
CCC	0.1
B	0.2
BB	5.5
BBB	17.2
A	5.4
AA	22.7
AAA	1.9
Footnote	Description
Footnote*	Percentages are calculated based on Net Assets. Totals may not add up to 100% due to other assets and liabilities, such as receivables and payables, not being included in the table.
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class N

NERNX

Loomis Sayles Core Plus Bond Fund

Semi-annual Shareholder Report

March 31, 2026

TCP88N-0326

Class Y

NERYX

Loomis Sayles Core Plus Bond Fund

Semi-annual Shareholder Report - March 31, 2026

This semi-annual shareholder report contains important information about Loomis Sayles Core Plus Bond Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class Y	$24	0.48%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Key Fund Statistics

  Total Net Assets$7,890,848,736
  # of Portfolio Holdings (including overnight repurchase agreements and derivatives)776
  Portfolio Turnover Rate99%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$6,269,485

What did the Fund invest in? (% of Net Assets)

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	21.1%
Short-Term Investments	5.4%
Finance Companies	3.4%
Collateralized Loan Obligations	5.1%
Banking	6.1%
Mortgage Related	21.5%
Treasuries	37.4%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Credit QualityFootnote Reference*Footnote Reference†

Table Summary
Value	Value
Cash & equivalents	5.5
US Treasury	35.5
Not ratedFootnote Reference^	8.8
CCC	0.1
B	0.2
BB	5.5
BBB	17.2
A	5.4
AA	22.7
AAA	1.9
Footnote	Description
Footnote*	Percentages are calculated based on Net Assets. Totals may not add up to 100% due to other assets and liabilities, such as receivables and payables, not being included in the table.
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class Y

NERYX

Loomis Sayles Core Plus Bond Fund

Semi-annual Shareholder Report

March 31, 2026

TCP88Y-0326

(b)	Not applicable.

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

The Schedule of Investments are incorporated by reference as part of the Financial Statements and Other Important Information for Open-End Management Investment Companies filed as Item 7 herewith.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The Registrant’s Semi-annual Financial Statements and Other Important Information are as follows:

Semi-annual Financial Statements and Other Important Information
March 31, 2026

Loomis Sayles Core Plus Bond Fund
Loomis Sayles Global Allocation Fund
Loomis Sayles Growth Fund
Loomis Sayles Intermediate Duration Bond Fund
Loomis Sayles Limited Term Government and Agency Fund

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Core Plus Bond Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 92.3% of Net Assets

Non-Convertible Bonds — 92.2%
	ABS Car Loan — 0.6%
$7,210,000	American Credit Acceptance Receivables Trust, Series 2025-1, Class B, 4.900%, 3/12/2029(a)	$7,220,599
4,420,000	AmeriCredit Automobile Receivables Trust, Series 2023-1, Class C, 5.800%, 12/18/2028	4,482,182
8,160,000	Avis Budget Rental Car Funding AESOP LLC, Series 2022-1A, Class A, 3.830%, 8/21/2028(a)	8,115,092
1,840,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-2A, Class A, 5.200%, 10/20/2027(a)	1,845,846
3,245,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-8A, Class A, 6.020%, 2/20/2030(a)	3,364,835
283,817	DT Auto Owner Trust, Series 2023-1A, Class C, 5.550%, 10/16/2028(a)	284,068
2,024,111	Ford Credit Auto Lease Trust, Series 2023-B, Class C, 6.430%, 4/15/2027	2,025,293
12,845,000	Hertz Vehicle Financing III LLC, Series 2023-2A, Class A, 5.570%, 9/25/2029(a)	13,123,201
1,262,412	Westlake Automobile Receivables Trust, Series 2023-2A, Class C, 6.290%, 3/15/2028(a)	1,263,778
3,535,397	Wheels Fleet Lease Funding 1 LLC, Series 2023-1A, Class A, 5.800%, 4/18/2038(a)	3,548,839
		45,273,733
	ABS Home Equity — 0.2%
216,176	CoreVest American Finance Trust, Series 2019-3, Class A, 2.705%, 10/15/2052(a)	215,774
395,828	OBX Trust, Series 2018-EXP1, Class 1A3, 4.000%, 4/25/2048(a)(b)	377,545
2,906,652	Progress Residential Trust, Series 2023-SFR1, Class A, 4.300%, 3/17/2040(a)	2,882,375
26,606	Sequoia Mortgage Trust, Series 2017-CH1, Class A1, 4.000%, 8/25/2047(a)(b)	25,201
239,870	Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.000%, 3/25/2048(a)(b)	224,258
27,887	Sequoia Mortgage Trust, Series 2018-CH3, Class A2, 4.000%, 8/25/2048(a)(b)	27,762
2,871,869	Toorak Mortgage Trust, Series 2024-RRTL1, Class A1, 6.597%, 2/25/2039(a)(b)	2,873,754
182,626	Towd Point Mortgage Trust, Series 2015-1, Class A5, 4.534%, 10/25/2053(a)(b)	181,995
5,101,352	Towd Point Mortgage Trust, Series 2016-2, Class M2, 3.000%, 8/25/2055(a)(b)	4,919,831
2,181,204	Towd Point Mortgage Trust, Series 2018-3, Class A1, 3.750%, 5/25/2058(a)(b)	2,139,467
1,770,000	TVC Mortgage Trust, Series 2026-RRTL1, Class A1, 4.964%, 2/25/2041(a)(b)	1,761,162
		15,629,124
	ABS Other — 1.8%
9,316,983	ALTDE Trust, Series 2025-1A, Class A, 5.900%, 8/15/2050(a)	9,372,526
7,120,974	APL Finance DAC, Series 2025-1A, Class A, 4.810%, 3/20/2036(a)	7,057,305
12,560,000	Bluepeak ABS Issuer LLC, Series 2025-1A, Class A2, 5.858%, 12/20/2055(a)	12,710,447
3,969,491	CLI Funding VIII LLC, Series 2021-1A, Class A, 1.640%, 2/18/2046(a)	3,679,935
7,550,000	Compass Datacenters Issuer III LLC, Series 2025-1A, Class A2, 5.656%, 2/25/2050(a)	7,587,199
Principal Amount (‡)	Description	Value (†)

	ABS Other — continued
$6,189,091	Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class A, 6.050%, 1/20/2031(a)	$6,261,546
1,377,106	Foundation Finance Trust, Series 2025-1A, Class A, 4.950%, 4/15/2050(a)	1,378,214
1,742,832	GreenSky Home Improvement Issuer Trust, Series 2024-1, Class A4, 5.670%, 6/25/2059(a)	1,767,767
1,209,988	GreenSky Home Improvement Issuer Trust, Series 2025-1A, Class A4, 5.220%, 3/25/2060(a)	1,217,000
25,886,125	Horizon Aircraft Finance IV Ltd., Series 2024-1, Class A, 5.375%, 9/15/2049(a)	25,645,472
4,319,400	Jack in the Box Funding LLC, Series 2022-1A, Class A2I, 3.445%, 2/26/2052(a)	4,193,894
4,713,554	Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, 2.636%, 10/15/2046(a)	4,476,457
8,010,000	MetroNet Infrastructure Issuer LLC, Series 2025-2A, Class A2, 5.400%, 8/20/2055(a)	8,078,733
3,910,432	MVW LLC, Series 2024-2A, Class A, 4.430%, 3/20/2042(a)	3,889,776
6,317,417	Navigator Aircraft ABS Ltd., Series 2021-1, Class A, 2.771%, 11/15/2046(a)(b)	5,992,060
4,866,654	OWN Equipment Fund I LLC, Series 2024-2M, Class A, 5.700%, 12/20/2032(a)	4,895,897
2,105,000	SCF Equipment Leasing LLC, Series 2024-1A, Class A3, 5.520%, 1/20/2032(a)	2,139,119
1,941,977	Textainer Marine Containers VII Ltd., Series 2020-2A, Class A, 2.100%, 9/20/2045(a)	1,829,146
4,205,103	Volofin Finance DAC, Series 2024-1A, Class A, 5.935%, 6/15/2037(a)	4,235,679
5,050,286	Willis Engine Structured Trust VII, Series 2023-A, Class A, 8.000%, 10/15/2048(a)	5,149,135
16,950,000	Zayo Issuer LLC, Series 2025-2A, Class A2, 5.953%, 6/20/2055(a)	17,245,205
		138,802,512
	ABS Residential Mortgage — 0.1%
6,478	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035(b)(c)	6,134
5,423,262	Pretium Mortgage Credit Partners LLC, Series 2026-NPL2, Class A1, 5.151%, 2/25/2056(a)(b)	5,380,579
2,919,154	VCAT LLC, Series 2026-NPL1, Class A1, 5.101%, 1/25/2056(a)(b)	2,902,825
		8,289,538
	ABS Student Loan — 0.3%
1,336,276	Navient Private Education Refi Loan Trust, Series 2020-HA, Class A, 1.310%, 1/15/2069(a)	1,269,715
4,873,643	Navient Private Education Refi Loan Trust, Series 2021-CA, Class A, 1.060%, 10/15/2069(a)	4,426,724
5,462,662	Navient Private Education Refi Loan Trust, Series 2023-A, Class A, 5.510%, 10/15/2071(a)	5,515,409
1,867,784	SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.070%, 1/15/2053(a)	1,709,749
4,516,746	SMB Private Education Loan Trust, Series 2021-C, Class A2, 1 mo. USD SOFR + 0.914%, 4.587%, 1/15/2053(a)(b)	4,484,368
See accompanying notes to financial statements.
1 |

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Core Plus Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

	ABS Student Loan — continued
$5,266,609	SMB Private Education Loan Trust, Series 2023-A, Class A1A, 5.380%, 1/15/2053(a)	$5,320,745
1,004,928	SoFi Professional Loan Program LLC, Series 2020-A, Class A2FX, 2.540%, 5/15/2046(a)	971,050
		23,697,760
	ABS Whole Business — 0.1%
11,625,600	Planet Fitness Master Issuer LLC, Series 2022-1A, Class A2II, 4.008%, 12/05/2051(a)	10,847,309
	Aerospace & Defense — 0.6%
14,314,000	Boeing Co., 5.705%, 5/01/2040	14,336,504
5,305,000	Boeing Co., 6.298%, 5/01/2029	5,569,378
3,928,000	Boeing Co., 6.858%, 5/01/2054	4,323,058
7,955,000	Embraer Netherlands Finance BV, 5.980%, 2/11/2035	8,211,549
18,563,000	Honeywell Aerospace, Inc., 5.852%, 3/16/2066(a)	18,413,144
		50,853,633
	Agency Commercial Mortgage-Backed Securities — 0.1%
4,010,000	Arixa Mortgage Trust, Series 2025-RTL1, Class A1, 5.735%, 8/25/2030(a)(b)	4,020,300
	Airlines — 0.7%
8,630,467	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.750%, 4/20/2029(a)	8,583,261
13,522,147	Delta Air Lines, Inc./SkyMiles IP Ltd., 4.750%, 10/20/2028(a)	13,502,617
6,570,000	Latam Airlines Group SA, 7.875%, 4/15/2030(a)	6,635,700
5,571,000	United Airlines Holdings, Inc., 5.375%, 3/01/2031	5,455,773
13,149,469	United Airlines Pass-Through Trust, Series 2023-1, Class A, 5.800%, 7/15/2037	13,540,402
5,243,000	United Airlines, Inc., 4.625%, 4/15/2029(a)	5,144,033
		52,861,786
	Apartment REITs — 0.0%
1,715,000	American Homes 4 Rent LP, 3.375%, 7/15/2051,	1,124,651
	Automotive — 1.7%
8,919,000	Cyprium Corp./Cyprium Holdings Luxembourg SARL, 6.375%, 4/15/2034(a)	8,657,156
3,200,000	Ford Motor Credit Co. LLC, 4.271%, 1/09/2027	3,185,376
9,980,000	Ford Motor Credit Co. LLC, 6.800%, 5/12/2028	10,280,403
5,450,000	Ford Motor Credit Co. LLC, 7.122%, 11/07/2033	5,724,924
2,800,000	General Motors Financial Co., Inc., 2.350%, 1/08/2031	2,494,366
6,206,000	Hyundai Capital America, 2.375%, 10/15/2027(a)	6,005,912
7,453,000	Hyundai Capital America, 3.000%, 2/10/2027(a)	7,356,140
11,635,000	Hyundai Capital America, 4.800%, 1/10/2033(a)	11,312,073
6,740,000	Hyundai Capital America, 5.400%, 6/24/2031(a)	6,856,989
14,005,000	Hyundai Capital America, 6.100%, 9/21/2028(a)	14,463,338
1,725,000	Lear Corp., 3.550%, 1/15/2052	1,142,785
10,531,000	Lear Corp., 5.250%, 5/15/2049	9,372,749
6,000,000	Nissan Motor Acceptance Co. LLC, 7.050%, 9/15/2028(a)	6,093,538
4,525,000	Phinia, Inc., 6.750%, 4/15/2029(a)	4,606,690
31,285,000	Volkswagen Group of America Finance LLC, 6.450%, 11/16/2030(a)	33,080,084
		130,632,523
Principal Amount (‡)	Description	Value (†)

	Banking — 6.1%
$5,525,000	AIB Group PLC, (fixed rate to 3/28/2034, variable rate thereafter), 5.871%, 3/28/2035(a)	$5,709,320
5,210,000	American Express Co., (fixed rate to 11/08/2035, variable rate thereafter), 5.412%, 2/08/2041	5,169,709
5,400,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.621%, 12/10/2029(a)	5,519,880
18,675,000	Bank of America Corp., (fixed rate to 10/25/2034, variable rate thereafter), 5.518%, 10/25/2035	18,674,572
6,910,000	Bank of America Corp., (fixed rate to 11/10/2027, variable rate thereafter), 6.204%, 11/10/2028	7,098,597
5,475,000	Bank of America Corp., (fixed rate to 4/24/2027, variable rate thereafter), 3.705%, 4/24/2028	5,433,305
17,545,000	Bank of America Corp., (fixed rate to 4/25/2033, variable rate thereafter), 5.288%, 4/25/2034	17,758,257
24,210,000	Bank of America Corp., MTN, (fixed rate to 4/23/2026, variable rate thereafter), 3.559%, 4/23/2027	24,197,311
1,900,000	Barclays PLC, (fixed rate to 5/09/2033, variable rate thereafter), 6.224%, 5/09/2034	1,992,535
7,355,000	BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico, 5.250%, 9/10/2029(a)	7,396,335
10,379,000	BNP Paribas SA, (fixed rate to 1/15/2033, variable rate thereafter), 4.916%, 1/15/2034(a)	10,148,803
23,295,000	Capital One Financial Corp., (fixed rate to 6/08/2033, variable rate thereafter), 6.377%, 6/08/2034	24,549,718
10,435,000	Credit Agricole SA, (fixed rate to 1/10/2034, variable rate thereafter), 6.251%, 1/10/2035(a)	10,820,322
6,930,000	Danske Bank AS, (fixed rate to 10/02/2029, variable rate thereafter), 4.613%, 10/02/2030(a)	6,909,532
8,585,000	Deutsche Bank AG, (fixed rate to 10/07/2031, variable rate thereafter), 3.742%, 1/07/2033	7,824,533
6,737,000	Deutsche Bank AG, (fixed rate to 10/14/2030, variable rate thereafter), 3.729%, 1/14/2032	6,260,935
800,000	Deutsche Bank AG, (fixed rate to 11/10/2032, variable rate thereafter), 7.079%, 2/10/2034	857,266
11,236,000	Goldman Sachs Group, Inc., 6.750%, 10/01/2037	12,119,998
8,070,000	Goldman Sachs Group, Inc., (fixed rate to 1/21/2036, variable rate thereafter), 5.065%, 1/21/2037	7,889,814
24,030,000	Goldman Sachs Group, Inc., (fixed rate to 2/02/2036, variable rate thereafter), 5.387%, 2/02/2041	23,216,604
7,270,000	Goldman Sachs Group, Inc., (fixed rate to 6/05/2027, variable rate thereafter), 3.691%, 6/05/2028	7,205,713
1,826,000	HSBC Holdings PLC, 4.950%, 3/31/2030	1,847,355
7,693,000	Huntington Bancshares, Inc., (fixed rate to 10/28/2035, variable rate thereafter), 5.605%, 1/28/2041	7,507,618
3,790,000	Intesa Sanpaolo SpA, (fixed rate to 6/01/2031, variable rate thereafter), 4.198%, 6/01/2032(a)	3,548,084
9,525,000	JPMorgan Chase & Co., (fixed rate to 1/22/2031, variable rate thereafter), 4.347%, 1/22/2032	9,390,577
See accompanying notes to financial statements.
| 2

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Core Plus Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Banking — continued
$4,885,000	JPMorgan Chase & Co., (fixed rate to 1/22/2036, variable rate thereafter), 4.898%, 1/22/2037	$4,780,020
23,640,000	JPMorgan Chase & Co., (fixed rate to 10/15/2029, variable rate thereafter), 2.739%, 10/15/2030	22,264,422
8,575,000	JPMorgan Chase & Co., (fixed rate to 4/22/2035, variable rate thereafter), 5.572%, 4/22/2036	8,836,399
14,426,000	JPMorgan Chase & Co., (fixed rate to 5/13/2030, variable rate thereafter), 2.956%, 5/13/2031	13,441,766
9,140,000	Mitsubishi UFJ Financial Group, Inc., (fixed rate to 7/20/2031, variable rate thereafter), 2.309%, 7/20/2032	8,050,781
13,321,000	Morgan Stanley, 3.591%, 7/22/2028(b)	13,164,410
8,315,000	Morgan Stanley, (fixed rate to 1/16/2031, variable rate thereafter), 4.493%, 1/16/2032	8,175,211
1,500,000	Morgan Stanley, (fixed rate to 2/01/2028, variable rate thereafter), 5.123%, 2/01/2029	1,516,405
11,935,000	Morgan Stanley, MTN, (fixed rate to 4/20/2028, variable rate thereafter), 5.164%, 4/20/2029	12,072,470
9,240,000	Norinchukin Bank, 4.683%, 3/10/2031(a)	9,134,472
3,575,000	Norinchukin Bank, 5.094%, 10/16/2029(a)	3,611,729
6,255,000	Norinchukin Bank, 5.359%, 9/09/2035(a)	6,223,236
6,960,000	PNC Financial Services Group, Inc., (fixed rate to 1/24/2033, variable rate thereafter), 5.068%, 1/24/2034	6,958,533
9,657,000	PNC Financial Services Group, Inc., (fixed rate to 1/25/2036, variable rate thereafter), 5.423%, 1/25/2041	9,460,466
12,940,000	Santander Holdings USA, Inc., (fixed rate to 1/06/2027, variable rate thereafter), 2.490%, 1/06/2028	12,720,814
16,635,000	Santander U.K. Group Holdings PLC, (fixed rate to 4/15/2030, variable rate thereafter), 5.694%, 4/15/2031	17,108,854
13,520,000	Societe Generale SA, (fixed rate to 1/19/2054, variable rate thereafter), 7.132%, 1/19/2055(a)	13,746,102
10,315,000	Societe Generale SA, (fixed rate to 10/03/2035, variable rate thereafter), 5.439%, 10/03/2036(a)	10,092,098
18,840,000	Standard Chartered PLC, (fixed rate to 1/12/2032, variable rate thereafter), 3.603%, 1/12/2033(a)	17,091,648
660,000	Standard Chartered PLC, (fixed rate to 3/15/2028, variable rate thereafter), 4.866%, 3/15/2033(a)	657,497
1,415,000	Standard Chartered PLC, (fixed rate to 7/06/2033, variable rate thereafter), 6.296%, 7/06/2034(a)	1,493,396
11,838,000	Sumitomo Mitsui Financial Group, Inc., 3.040%, 7/16/2029	11,260,219
3,344,000	Synchrony Financial, (fixed rate to 2/25/2031, variable rate thereafter), 4.947%, 2/25/2032	3,245,360
5,615,000	Synchrony Financial, (fixed rate to 3/06/2030, variable rate thereafter), 5.450%, 3/06/2031	5,610,351
16,095,000	UniCredit SpA, (fixed rate to 6/03/2026, variable rate thereafter), 1.982%, 6/03/2027(a)	16,020,654
7,470,000	Wells Fargo & Co., (fixed rate to 1/23/2036, variable rate thereafter), 4.960%, 1/23/2037	7,276,841
		483,060,847
Principal Amount (‡)	Description	Value (†)

	Brokerage — 0.2%
$4,055,000	BGC Group, Inc., 6.150%, 4/02/2030	$4,124,315
1,970,000	Citadel LP, 6.000%, 1/23/2030(a)	2,028,012
2,300,000	Citadel LP, 6.375%, 1/23/2032(a)	2,383,813
6,600,000	Jefferies Financial Group, Inc., 5.500%, 2/15/2036	6,334,641
		14,870,781
	Building Materials — 0.0%
929,000	Mohawk Industries, Inc., 3.625%, 5/15/2030	890,000
950,000	Mohawk Industries, Inc., 5.850%, 9/18/2028	977,373
		1,867,373
	Cable Satellite — 0.2%
3,092,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 1/15/2034(a)	2,645,186
6,340,000	Time Warner Cable LLC, 4.500%, 9/15/2042	4,761,011
783,000	Time Warner Cable LLC, 5.500%, 9/01/2041	674,830
2,245,000	Time Warner Cable LLC, 5.875%, 11/15/2040	2,034,500
7,162,000	Time Warner Cable LLC, 6.550%, 5/01/2037	7,220,699
1,707,000	Time Warner Cable LLC, 6.750%, 6/15/2039	1,693,806
		19,030,032
	Chemicals — 0.9%
21,013,000	Braskem America Finance Co., 7.125%, 7/22/2041(a)	9,307,298
8,885,000	Eastman Chemical Co., 5.000%, 8/01/2029	8,966,508
12,690,000	Methanex U.S. Operations, Inc., 6.250%, 3/15/2032(a)	12,982,708
7,119,000	Orbia Advance Corp. SAB de CV, 5.875%, 9/17/2044(a)	5,082,966
9,466,000	Orbia Advance Corp. SAB de CV, 6.750%, 9/19/2042(a)	7,560,084
7,660,000	Orbia Advance Corp. SAB de CV, 6.800%, 5/13/2030(a)	7,528,248
3,830,000	Sociedad Quimica y Minera de Chile SA, 3.500%, 9/10/2051(a)	2,456,294
7,654,000	Sociedad Quimica y Minera de Chile SA, 4.250%, 1/22/2050(a)	5,730,703
13,835,000	Sociedad Quimica y Minera de Chile SA, 6.500%, 11/07/2033(a)	14,612,665
		74,227,474
	Collateralized Mortgage Obligations — 1.2%
18,807,548	Federal Home Loan Mortgage Corp., Series 406, Class F15, 30 day USD SOFR Average + 1.450%, 5.112%, 10/25/2053(b)	19,085,690
21,412,311	Federal Home Loan Mortgage Corp., Series 5365, Class LY, REMICS, 6.500%, 12/25/2053	22,285,719
16,038,000	Federal Home Loan Mortgage Corp. STRIPS, Series 431, Class LB, 4.000%, 4/25/2027	16,003,165
31,701,000	Federal Home Loan Mortgage Corp. STRIPS, Series 432, Class GA, 4.000%, 4/25/2027	31,636,457
7,850,000	Federal National Mortgage Association, Series 2023-51, Class L, REMICS, 6.500%, 11/25/2053	8,191,632
36,505	Government National Mortgage Association, Series 2010-H24, Class FA, 1 mo. USD SOFR + 0.464%, 4.133%, 10/20/2060(b)(c)	36,031
24,800	Government National Mortgage Association, Series 2012-H18, Class NA, 1 mo. USD SOFR + 0.634%, 4.303%, 8/20/2062(b)(c)	24,553
25	Government National Mortgage Association, Series 2013-H01, Class FA, 1.650%, 1/20/2063(c)	22
See accompanying notes to financial statements.
3 |

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Core Plus Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Collateralized Mortgage Obligations — continued
$8,327	Government National Mortgage Association, Series 2013-H03, Class HA, 1.750%, 12/20/2062(c)	$7,319
7,341	Government National Mortgage Association, Series 2013-H04, Class BA, 1.650%, 2/20/2063(c)	6,847
91,265	Government National Mortgage Association, Series 2013-H10, Class PA, 2.500%, 4/20/2063(c)	85,343
474,886	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065	458,513
2,687	Government National Mortgage Association, Series 2015-H13, Class FL, 1 mo. USD SOFR + 0.394%, 4.063%, 5/20/2063(b)(c)	2,553
		97,823,844
	Construction Machinery — 0.2%
5,405,000	Herc Holdings, Inc., 7.000%, 6/15/2030(a)	5,546,665
10,439,000	United Rentals North America, Inc., 5.375%, 11/15/2033(a)	10,150,671
		15,697,336
	Consumer Products — 0.1%
2,157,000	Kimberly-Clark de Mexico SAB de CV, 2.431%, 7/01/2031(a)	1,964,984
2,738,000	Natura &Co. Luxembourg Holdings SARL, 4.125%, 5/03/2028(a)	2,585,857
1,925,000	Natura &Co. Luxembourg Holdings SARL, 6.000%, 4/19/2029(a)	1,868,212
		6,419,053
	Electric — 0.8%
1,609,000	AES Corp., 3.950%, 7/15/2030(a)	1,538,284
14,279,000	Clearway Energy Operating LLC, 3.750%, 2/15/2031(a)	13,221,983
14,159,775	Cometa Energia SA de CV, 6.375%, 4/24/2035(a)	14,378,954
2,415,000	DPL LLC, 4.350%, 4/15/2029	2,317,888
2,811,000	Enel Americas SA, 4.000%, 10/25/2026	2,804,212
4,816,000	Entergy Corp., 2.800%, 6/15/2030	4,478,002
750,000	IPALCO Enterprises, Inc., 4.250%, 5/01/2030	722,090
11,532,000	NRG Energy, Inc., 5.750%, 1/15/2034(a)	11,375,446
3,945,000	Southern California Edison Co., 6.200%, 9/15/2055	3,912,305
6,037,000	WEC Energy Group, Inc., (fixed rate to 2/15/2031, variable rate thereafter), 5.625%, 5/15/2056	5,915,233
5,255,000	Xcel Energy, Inc., (fixed rate to 9/03/2031, variable rate thereafter), 5.750%, 12/03/2056	5,129,815
		65,794,212
	Finance Companies — 3.4%
6,365,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.000%, 10/29/2028	6,126,850
8,095,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.100%, 1/19/2029	8,200,753
19,660,000	Air Lease Corp., GMTN, 3.750%, 6/01/2026	19,628,885
20,287,000	Aircastle Ltd., 2.850%, 1/26/2028(a)	19,653,073
24,047,000	ARES Capital Corp., 2.150%, 7/15/2026	23,848,032
15,722,000	ARES Capital Corp., 5.800%, 3/08/2032	15,511,944
15,925,000	Avolon Holdings Funding Ltd., 2.750%, 2/21/2028(a)	15,357,556
3,220,000	Avolon Holdings Funding Ltd., 5.375%, 5/30/2030(a)	3,255,109
4,262,000	Blue Owl Capital Corp., 2.625%, 1/15/2027	4,156,771
Principal Amount (‡)	Description	Value (†)

	Finance Companies — continued
$13,397,000	Blue Owl Capital Corp., 3.400%, 7/15/2026	$13,291,780
9,070,000	Blue Owl Capital Corp., 5.950%, 3/15/2029	8,960,939
5,479,000	Blue Owl Technology Finance Corp., 3.750%, 6/17/2026(a)	5,451,612
12,803,000	Blue Owl Technology Finance Corp., 6.100%, 3/15/2028	12,653,452
4,160,000	GATX Corp., 6.050%, 3/15/2034	4,368,567
3,670,000	GATX Corp., 6.050%, 6/05/2054	3,644,191
3,505,000	Golub Capital Private Credit Fund, 5.450%, 8/15/2028(a)	3,456,622
11,600,000	Hercules Capital, Inc., 6.000%, 6/16/2030	11,380,704
16,100,000	HPS Corporate Lending Fund, 5.650%, 4/02/2031(a)	15,444,654
2,600,000	Macquarie Airfinance Holdings Ltd., 6.400%, 3/26/2029(a)	2,693,916
4,480,000	Main Street Capital Corp., 6.950%, 3/01/2029	4,609,541
5,663,000	MSD Investment Corp., 6.125%, 2/05/2031(a)	5,491,595
7,545,000	MSD Investment Corp., 6.250%, 5/31/2030	7,376,420
3,100,000	Navient Corp., 4.875%, 3/15/2028	2,925,951
8,950,000	Navient Corp., 5.000%, 3/15/2027	8,748,311
16,425,000	OneMain Finance Corp., 6.625%, 5/15/2029	16,440,949
5,410,000	Sixth Street Lending Partners, 6.125%, 7/15/2030	5,378,304
2,930,000	Sixth Street Specialty Lending, Inc., 5.625%, 8/15/2030	2,888,104
8,658,000	Takeoff Merger Sub, Inc., 4.850%, 3/24/2031(a)	8,549,729
4,805,000	Takeoff Merger Sub, Inc., 5.500%, 3/24/2036(a)	4,733,448
		264,227,762
	Financial Other — 0.0%
2,310,000	Atlas Warehouse Lending Co. LP, 5.250%, 1/15/2033(a)	2,237,168
	Food & Beverage — 0.6%
13,933,000	BRF SA, 5.750%, 9/21/2050(a)	10,829,703
22,485,000	JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, 7.250%, 11/15/2053	24,737,637
11,030,000	Minerva Luxembourg SA, 4.375%, 3/18/2031(a)	9,986,378
1,599,000	Smithfield Foods, Inc., 3.000%, 10/15/2030(a)	1,461,685
		47,015,403
	Gaming — 0.2%
11,765,000	MGM Resorts International, 6.500%, 4/15/2032	11,862,120
	Government Owned - No Guarantee — 1.3%
7,292,000	Antares Holdings LP, 3.950%, 7/15/2026(a)	7,263,780
16,900,000	Antares Holdings LP, 6.350%, 10/23/2029(a)	16,728,922
2,585,000	Ascot Group Ltd., 4.250%, 12/15/2030(a)	2,404,400
10,220,000	Ecopetrol SA, 7.750%, 2/01/2032	10,320,815
9,135,000	Ecopetrol SA, 8.375%, 1/19/2036	9,261,717
2,903,000	Empresa de los Ferrocarriles del Estado, 3.068%, 8/18/2050(a)	1,795,697
8,730,000	Freeport Indonesia PT, 5.315%, 4/14/2032(a)	8,688,794
7,685,000	OCP SA, 3.750%, 6/23/2031(a)	6,981,407
11,020,000	OCP SA, 6.750%, 5/02/2034(a)	11,457,384
11,038,000	Saudi Arabian Oil Co., 3.500%, 11/24/2070(a)	6,571,151
12,985,000	Saudi Arabian Oil Co., 5.000%, 2/02/2036(a)	12,470,819
7,454,000	Saudi Arabian Oil Co., 6.000%, 2/02/2056(a)	7,020,774
2,246,000	Tennessee Valley Authority, 4.625%, 9/15/2060	1,977,976
		102,943,636
	Health Insurance — 0.1%
8,739,000	Centene Corp., 3.375%, 2/15/2030	7,894,270
See accompanying notes to financial statements.
| 4

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Core Plus Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Healthcare — 0.3%
$12,055,000	HCA, Inc., 4.625%, 3/15/2052	$9,623,422
4,230,000	HCA, Inc., 5.600%, 4/01/2034	4,319,857
10,445,000	HCA, Inc., 5.750%, 3/01/2035	10,739,059
		24,682,338
	Home Construction — 0.0%
1,398,000	Taylor Morrison Communities, Inc., 5.750%, 11/15/2032(a)	1,399,223
	Independent Energy — 1.1%
19,455,000	Aker BP ASA, 5.250%, 10/30/2035(a)	18,919,150
16,297,000	Crescent Energy Finance LLC, 7.625%, 4/01/2032(a)	16,538,668
7,952,000	Devon Energy Corp., 4.500%, 1/15/2030	7,926,626
1,765,000	EQT Corp., 3.125%, 5/15/2026(a)	1,761,449
1,358,000	EQT Corp., 3.900%, 10/01/2027	1,341,447
1,901,000	EQT Corp., 5.000%, 1/15/2029	1,912,308
10,855,000	Harbour Energy PLC, 6.327%, 4/01/2035(a)	11,124,055
2,592,000	Pan American Energy LLC, 9.125%, 4/30/2027(a)	2,634,379
12,268,000	SM Energy Co., 6.750%, 8/01/2029(a)	12,453,823
6,185,000	SM Energy Co., 7.000%, 8/01/2032(a)	6,315,466
618,000	SM Energy Co., 8.625%, 11/01/2030(a)	652,043
2,275,000	Viper Energy Partners LLC, 5.700%, 8/01/2035	2,292,768
		83,872,182
	Industrial Other — 0.0%
3,408,000	Georgetown University, Series A, 5.215%, 10/01/2118	2,974,673
	Life Insurance — 0.4%
13,471,000	Brighthouse Financial, Inc., 5.625%, 5/15/2030	13,404,083
4,515,000	Fortitude Group Holdings LLC, 6.250%, 4/01/2030(a)	4,597,905
2,327,000	OneAmerica Financial Partners, Inc., 4.250%, 10/15/2050(a)	1,713,254
10,540,000	RLGH Finance Bermuda Ltd., 6.750%, 7/02/2035	10,842,534
		30,557,776
	Media Entertainment — 0.7%
14,589,000	Beignet Investor LLC, 6.581%, 5/30/2049(a)	14,999,770
54,020,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	1,818,650
2,955,000	Meta Platforms, Inc., 4.875%, 11/15/2035	2,898,978
3,985,000	Meta Platforms, Inc., 5.625%, 11/15/2055	3,735,501
11,690,000	Meta Platforms, Inc., 5.750%, 11/15/2065	10,857,715
3,840,000	OAK-Eagle Acquireco, Inc., 7.250%, 7/01/2033(a)	3,978,603
12,803,000	Prosus NV, 3.680%, 1/21/2030(a)	12,125,223
12,750,000	Prosus NV, 3.832%, 2/08/2051(a)	8,201,965
		58,616,405
	Metals & Mining — 1.0%
11,925,000	Alumina Pty. Ltd., 6.125%, 3/15/2030(a)	12,168,210
3,620,000	Anglo American Capital PLC, 3.875%, 3/16/2029(a)	3,546,926
3,322,000	Anglo American Capital PLC, 3.950%, 9/10/2050(a)	2,422,448
8,646,000	Anglo American Capital PLC, 5.625%, 4/01/2030(a)	8,915,544
5,864,000	Fortescue Treasury Pty. Ltd., 4.375%, 4/01/2031(a)	5,540,568
14,428,000	Fresnillo PLC, 4.250%, 10/02/2050(a)	10,834,707
7,995,000	Gerdau Trade, Inc., 5.750%, 6/09/2035	8,094,938
21,682,000	Glencore Funding LLC, 2.500%, 9/01/2030(a)	19,702,433
Principal Amount (‡)	Description	Value (†)

	Metals & Mining — continued
$6,635,000	Glencore Funding LLC, 5.673%, 4/01/2035(a)	$6,778,281
700,000	Glencore Funding LLC, 6.375%, 10/06/2030(a)	742,583
		78,746,638
	Midstream — 0.8%
568,000	Energy Transfer LP, 5.150%, 2/01/2043	502,739
2,480,000	Energy Transfer LP, 5.300%, 4/15/2047	2,188,303
125,000	Energy Transfer LP, 5.400%, 10/01/2047	111,075
4,900,000	Energy Transfer LP, 5.950%, 10/01/2043	4,763,755
8,548,000	Energy Transfer LP, 6.500%, 2/01/2042	8,909,483
1,338,000	Energy Transfer LP, 6.625%, 10/15/2036	1,445,907
982,000	Gray Oak Pipeline LLC, 3.450%, 10/15/2027(a)	963,280
2,442,000	Plains All American Pipeline LP/PAA Finance Corp., 4.700%, 1/15/2031	2,434,568
4,070,000	Plains All American Pipeline LP/PAA Finance Corp., 5.600%, 1/15/2036	4,083,189
12,415,000	Sempra Infrastructure Partners LP, 3.250%, 1/15/2032(a)	10,970,482
4,648,000	Targa Resources Corp., 4.350%, 4/15/2031	4,550,198
3,510,000	Targa Resources Corp., 5.500%, 2/15/2035	3,541,217
4,535,000	Targa Resources Corp., 6.050%, 5/15/2056	4,384,399
4,955,000	Transcontinental Gas Pipe Line Co. LLC, 5.100%, 3/15/2036(a)	4,911,260
4,021,000	Venture Global Plaquemines LNG LLC, 7.500%, 5/01/2033(a)	4,419,899
4,030,000	Venture Global Plaquemines LNG LLC, 7.750%, 5/01/2035(a)	4,516,735
		62,696,489
	Mortgage Related — 21.5%
6,152,426	Federal Home Loan Mortgage Corp., 2.000%, 11/01/2050	4,962,310
6,243,080	Federal Home Loan Mortgage Corp., 2.000%, 12/01/2050	5,035,424
20,587,273	Federal Home Loan Mortgage Corp., 2.000%, 1/01/2051	16,593,728
30,425,690	Federal Home Loan Mortgage Corp., 2.000%, 3/01/2052	24,646,052
4,268,087	Federal Home Loan Mortgage Corp., 2.000%, 3/01/2052	3,444,106
38,717,544	Federal Home Loan Mortgage Corp., 3.000%, 10/01/2053	34,036,666
6,540,766	Federal Home Loan Mortgage Corp., 3.500%, 4/01/2048	6,045,686
655,046	Federal Home Loan Mortgage Corp., 4.000%, 12/01/2044	632,718
339,966	Federal Home Loan Mortgage Corp., 4.000%, 7/01/2045	327,129
2,179	Federal Home Loan Mortgage Corp., 4.000%, 9/01/2045	2,100
224,262	Federal Home Loan Mortgage Corp., 4.000%, 6/01/2047	214,959
9,239,714	Federal Home Loan Mortgage Corp., 4.000%, 7/01/2052	8,762,963
943,981	Federal Home Loan Mortgage Corp., 4.000%, 9/01/2052	894,525
8,635,093	Federal Home Loan Mortgage Corp., 4.000%, 10/01/2052	8,178,638
4,779,293	Federal Home Loan Mortgage Corp., 4.000%, 10/01/2052	4,540,957
3,866,171	Federal Home Loan Mortgage Corp., 4.000%, 10/01/2052	3,659,694
See accompanying notes to financial statements.
5 |

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Core Plus Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Mortgage Related — continued
$4,163,034	Federal Home Loan Mortgage Corp., 4.000%, 10/01/2053	$3,930,027
426,785	Federal Home Loan Mortgage Corp., 4.500%, 7/01/2041	422,899
67,930	Federal Home Loan Mortgage Corp., 4.500%, 1/01/2044	66,168
168,456	Federal Home Loan Mortgage Corp., 4.500%, 4/01/2044	165,266
16,805	Federal Home Loan Mortgage Corp., 4.500%, 3/01/2046	16,565
619,102	Federal Home Loan Mortgage Corp., 4.500%, 7/01/2046	611,550
354,212	Federal Home Loan Mortgage Corp., 4.500%, 3/01/2048	346,460
3,328,371	Federal Home Loan Mortgage Corp., 4.500%, 8/01/2052	3,232,983
2,213,968	Federal Home Loan Mortgage Corp., 4.500%, 8/01/2052	2,145,093
1,035,774	Federal Home Loan Mortgage Corp., 5.000%, 7/01/2048	1,040,220
916,016	Federal Home Loan Mortgage Corp., 5.000%, 8/01/2048	921,850
642,686	Federal Home Loan Mortgage Corp., 5.000%, 9/01/2048	645,445
1,898,568	Federal Home Loan Mortgage Corp., 5.000%, 10/01/2048	1,902,813
4,920,327	Federal Home Loan Mortgage Corp., 5.000%, 12/01/2048	4,945,544
8,483,574	Federal Home Loan Mortgage Corp., 5.000%, 12/01/2053	8,434,952
23,562,040	Federal Home Loan Mortgage Corp., 5.000%, 1/01/2055	23,486,336
9,059,870	Federal Home Loan Mortgage Corp., 5.000%, 1/01/2055	9,018,210
8,137,529	Federal Home Loan Mortgage Corp., 5.000%, 2/01/2055	8,111,383
7,004,049	Federal Home Loan Mortgage Corp., 5.000%, 3/01/2055	6,945,970
1,078,917	Federal Home Loan Mortgage Corp., 5.500%, 5/01/2053	1,092,854
1,040,802	Federal Home Loan Mortgage Corp., 5.500%, 5/01/2053	1,058,939
875,525	Federal Home Loan Mortgage Corp., 5.500%, 5/01/2053	892,341
2,155,029	Federal Home Loan Mortgage Corp., 5.500%, 6/01/2053	2,192,367
1,150,180	Federal Home Loan Mortgage Corp., 5.500%, 6/01/2053	1,165,749
14,481,855	Federal Home Loan Mortgage Corp., 5.500%, 7/01/2053	14,591,603
860,501	Federal Home Loan Mortgage Corp., 5.500%, 7/01/2053	875,690
530,028	Federal Home Loan Mortgage Corp., 5.500%, 7/01/2053	539,588
455,682	Federal Home Loan Mortgage Corp., 5.500%, 7/01/2053	464,957
13,051,081	Federal Home Loan Mortgage Corp., 5.500%, 2/01/2055	13,386,888
2,311	Federal Home Loan Mortgage Corp., 6.000%, 6/01/2035	2,392
2,688,230	Federal Home Loan Mortgage Corp., 6.000%, 5/01/2053	2,770,948
Principal Amount (‡)	Description	Value (†)

	Mortgage Related — continued
$2,304,104	Federal Home Loan Mortgage Corp., 6.000%, 5/01/2053	$2,375,005
1,940,459	Federal Home Loan Mortgage Corp., 6.000%, 5/01/2053	1,998,503
1,112,197	Federal Home Loan Mortgage Corp., 6.000%, 5/01/2053	1,138,993
1,039,110	Federal Home Loan Mortgage Corp., 6.000%, 5/01/2053	1,071,084
724,955	Federal Home Loan Mortgage Corp., 6.000%, 5/01/2053	744,703
669,524	Federal Home Loan Mortgage Corp., 6.000%, 5/01/2053	686,569
635,838	Federal Home Loan Mortgage Corp., 6.000%, 5/01/2053	649,331
4,772,362	Federal Home Loan Mortgage Corp., 6.000%, 7/01/2053	4,882,539
676,371	Federal Home Loan Mortgage Corp., 6.000%, 7/01/2053	694,712
445,219	Federal Home Loan Mortgage Corp., 6.000%, 7/01/2053	461,711
3,048,298	Federal Home Loan Mortgage Corp., 6.000%, 8/01/2053	3,144,016
981,159	Federal Home Loan Mortgage Corp., 6.000%, 3/01/2054	1,021,833
4,493,541	Federal Home Loan Mortgage Corp., 6.000%, 4/01/2054	4,692,122
1,075,496	Federal Home Loan Mortgage Corp., 6.000%, 4/01/2054	1,097,510
4,552,864	Federal Home Loan Mortgage Corp., 6.500%, 9/01/2053	4,830,417
5,371,603	Federal Home Loan Mortgage Corp., 6.500%, 1/01/2054	5,598,719
6,439,085	Federal Home Loan Mortgage Corp., 6.500%, 2/01/2054	6,711,313
13,300,862	Federal Home Loan Mortgage Corp., 6.500%, 5/01/2054	14,153,852
5,448,404	Federal Home Loan Mortgage Corp., 6.500%, 5/01/2054	5,797,804
4,316,297	Federal Home Loan Mortgage Corp., 6.500%, 5/01/2054	4,593,096
6,502,672	Federal Home Loan Mortgage Corp., 6.500%, 6/01/2054	6,919,689
330,910	Federal Home Loan Mortgage Corp., 7.000%, 9/01/2053	349,679
5,097,165	Federal Home Loan Mortgage Corp., 7.000%, 12/01/2053	5,393,393
4,926,898	Federal Home Loan Mortgage Corp., 7.000%, 12/01/2053	5,300,846
4,750,174	Federal Home Loan Mortgage Corp., 7.000%, 1/01/2054	5,086,809
1,299,434	Federal Home Loan Mortgage Corp., 7.000%, 2/01/2054	1,398,066
196,025	Federal Home Loan Mortgage Corp., 7.000%, 2/01/2054	207,500
159,410	Federal Home Loan Mortgage Corp., 7.000%, 2/01/2054	168,304
2,486,794	Federal Home Loan Mortgage Corp., 7.000%, 4/01/2054	2,644,257
1,715,352	Federal Home Loan Mortgage Corp., 7.000%, 6/01/2054	1,823,969
4,280,185	Federal Home Loan Mortgage Corp., 7.000%, 10/01/2054	4,605,081
See accompanying notes to financial statements.
| 6

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Core Plus Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Mortgage Related — continued
$3,241,191	Federal Home Loan Mortgage Corp., 7.500%, 1/01/2054	$3,498,256
102,927	Federal Home Loan Mortgage Corp., 8.000%, 2/01/2054	108,802
7,873,854	Federal National Mortgage Association, 1.500%, 12/01/2050	6,104,725
32,231,943	Federal National Mortgage Association, 1.500%, 3/01/2051	24,902,092
2,691,685	Federal National Mortgage Association, 1.500%, 3/01/2051	2,085,213
4,166,616	Federal National Mortgage Association, 1.500%, 9/01/2051	3,225,505
6,474,578	Federal National Mortgage Association, 1.500%, 10/01/2051	5,002,073
41,989,420	Federal National Mortgage Association, 2.000%, 5/01/2037	38,630,525
11,086,216	Federal National Mortgage Association, 2.000%, 12/01/2050	8,941,900
6,980,937	Federal National Mortgage Association, 2.000%, 12/01/2050	5,630,624
5,235,212	Federal National Mortgage Association, 2.000%, 12/01/2050	4,233,175
27,357,629	Federal National Mortgage Association, 2.000%, 1/01/2051	22,065,755
1,719,715	Federal National Mortgage Association, 2.000%, 2/01/2051	1,386,122
1,334,891	Federal National Mortgage Association, 2.000%, 11/01/2051	1,081,482
18,407,204	Federal National Mortgage Association, 2.000%, 12/01/2051	14,908,051
1,395,031	Federal National Mortgage Association, 2.000%, 1/01/2052	1,129,473
23,160,136	Federal National Mortgage Association, 2.000%, 2/01/2052	18,739,005
23,023,221	Federal National Mortgage Association, 2.000%, 2/01/2052	18,581,959
6,529,708	Federal National Mortgage Association, 2.000%, 2/01/2052	5,278,224
14,701,809	Federal National Mortgage Association, 2.000%, 3/01/2052	11,863,562
13,619,813	Federal National Mortgage Association, 2.000%, 3/01/2052	11,020,013
69,939,392	Federal National Mortgage Association, 2.000%, 6/01/2052	56,431,618
16,540,050	Federal National Mortgage Association, 2.500%, 1/01/2052	13,920,555
6,432,435	Federal National Mortgage Association, 2.500%, 9/01/2061	5,289,285
32,924,177	Federal National Mortgage Association, 2.500%, 12/01/2061	27,072,995
127,946,472	Federal National Mortgage Association, 2.500%, 3/01/2062	105,208,398
71,340,393	Federal National Mortgage Association, 2.500%, 3/01/2062	58,713,714
44,183,965	Federal National Mortgage Association, 2.500%, 3/01/2062	36,331,653
27,213,124	Federal National Mortgage Association, 2.500%, 3/01/2062	22,396,619
26,072,310	Federal National Mortgage Association, 2.500%, 3/01/2062	21,438,665
58,036,191	Federal National Mortgage Association, 2.500%, 4/01/2062	47,764,249
Principal Amount (‡)	Description	Value (†)

	Mortgage Related — continued
$26,820,427	Federal National Mortgage Association, 2.500%, 5/01/2062	$22,073,426
72,439,111	Federal National Mortgage Association, 2.500%, 6/01/2062	59,564,643
37,000,786	Federal National Mortgage Association, 2.500%, 12/01/2062	30,424,467
25,367,640	Federal National Mortgage Association, 2.500%, 9/01/2063	20,858,627
9,868,034	Federal National Mortgage Association, 2.500%, 9/01/2063	8,114,008
27,098,127	Federal National Mortgage Association, 3.000%, 6/01/2052	23,822,014
42,010,645	Federal National Mortgage Association, 3.000%, 9/01/2062	36,194,640
5,804,790	Federal National Mortgage Association, 3.000%, 3/01/2063	5,001,144
23,456,222	Federal National Mortgage Association, 3.000%, 6/01/2063	20,208,839
18,925,640	Federal National Mortgage Association, 3.000%, 6/01/2063	16,305,566
7,043,456	Federal National Mortgage Association, 3.000%, 6/01/2064	6,068,274
6,527,007	Federal National Mortgage Association, 3.500%, 8/01/2049	6,032,965
4,721,148	Federal National Mortgage Association, 3.500%, 5/01/2052	4,295,084
22,613,047	Federal National Mortgage Association, 3.500%, 6/01/2062	20,459,370
9,905,449	Federal National Mortgage Association, 3.500%, 9/01/2062	8,924,898
32,301,746	Federal National Mortgage Association, 3.500%, 12/01/2062	29,103,910
26,278,508	Federal National Mortgage Association, 3.500%, 12/01/2062	23,676,945
17,382,121	Federal National Mortgage Association, 3.500%, 6/01/2063	15,710,332
4,357,408	Federal National Mortgage Association, 3.500%, 12/01/2063	3,938,188
23,650,950	Federal National Mortgage Association, 3.500%, 6/01/2064	21,383,091
2,262,759	Federal National Mortgage Association, 4.000%, 9/01/2041	2,185,393
1,124,058	Federal National Mortgage Association, 4.000%, 8/01/2042	1,085,157
251,774	Federal National Mortgage Association, 4.000%, 11/01/2044	242,542
600,590	Federal National Mortgage Association, 4.000%, 2/01/2045	577,683
372,094	Federal National Mortgage Association, 4.000%, 4/01/2047	356,442
268,544	Federal National Mortgage Association, 4.000%, 4/01/2047	257,540
774,412	Federal National Mortgage Association, 4.000%, 11/01/2047	738,807
272,136	Federal National Mortgage Association, 4.000%, 12/01/2047	259,794
400,908	Federal National Mortgage Association, 4.000%, 3/01/2048	380,735
765,851	Federal National Mortgage Association, 4.000%, 6/01/2048	727,315
93,934	Federal National Mortgage Association, 4.000%, 2/01/2050	89,453
See accompanying notes to financial statements.
7 |

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Core Plus Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Mortgage Related — continued
$6,780,137	Federal National Mortgage Association, 4.000%, 6/01/2052	$6,426,062
4,195,290	Federal National Mortgage Association, 4.000%, 7/01/2052	3,975,202
4,058,818	Federal National Mortgage Association, 4.000%, 8/01/2052	3,842,869
1,349,267	Federal National Mortgage Association, 4.000%, 11/01/2052	1,275,257
28,077	Federal National Mortgage Association, 4.500%, 8/01/2043	27,340
84,506	Federal National Mortgage Association, 4.500%, 3/01/2044	83,318
74,689	Federal National Mortgage Association, 4.500%, 5/01/2044	73,638
1,097,839	Federal National Mortgage Association, 4.500%, 1/01/2045	1,083,093
112,341	Federal National Mortgage Association, 4.500%, 1/01/2045	109,290
418,623	Federal National Mortgage Association, 4.500%, 7/01/2045	406,764
221,072	Federal National Mortgage Association, 4.500%, 8/01/2045	217,036
119,372	Federal National Mortgage Association, 4.500%, 8/01/2045	117,768
268,791	Federal National Mortgage Association, 4.500%, 10/01/2045	263,914
499,433	Federal National Mortgage Association, 4.500%, 11/01/2045	492,720
353,010	Federal National Mortgage Association, 4.500%, 3/01/2046	348,469
12,748	Federal National Mortgage Association, 4.500%, 7/01/2046	12,576
309,097	Federal National Mortgage Association, 4.500%, 9/01/2046	304,294
223,214	Federal National Mortgage Association, 4.500%, 2/01/2047	219,087
528,609	Federal National Mortgage Association, 4.500%, 5/01/2047	516,148
301,917	Federal National Mortgage Association, 4.500%, 7/01/2048	296,552
1,140,097	Federal National Mortgage Association, 4.500%, 8/01/2048	1,121,369
258,716	Federal National Mortgage Association, 4.500%, 10/01/2049	252,896
7,956,760	Federal National Mortgage Association, 4.500%, 3/01/2053	7,676,721
9,408,484	Federal National Mortgage Association, 4.500%, 4/01/2053	9,113,409
21,417,000	Federal National Mortgage Association, TBA, 4.500%, 5/01/2056(d)	20,648,285
1,119,011	Federal National Mortgage Association, 5.000%, 7/01/2048	1,125,195
508,365	Federal National Mortgage Association, 5.000%, 8/01/2048	510,965
289,470	Federal National Mortgage Association, 5.000%, 9/01/2048	290,059
2,011,274	Federal National Mortgage Association, 5.000%, 1/01/2049	2,017,916
752,701	Federal National Mortgage Association, 5.000%, 3/01/2049	755,154
3,123,974	Federal National Mortgage Association, 5.000%, 5/01/2053	3,129,221
Principal Amount (‡)	Description	Value (†)

	Mortgage Related — continued
$1,861,324	Federal National Mortgage Association, 5.500%, 4/01/2050	$1,900,911
857,618	Federal National Mortgage Association, 5.500%, 7/01/2053	865,578
624,208	Federal National Mortgage Association, 5.500%, 7/01/2053	632,024
10,732	Federal National Mortgage Association, 6.000%, 8/01/2034	11,103
45,598	Federal National Mortgage Association, 6.000%, 1/01/2037	47,521
1,153,320	Federal National Mortgage Association, 6.000%, 5/01/2049	1,202,342
1,925,402	Federal National Mortgage Association, 6.000%, 5/01/2053	1,984,395
1,360,186	Federal National Mortgage Association, 6.000%, 5/01/2053	1,403,066
967,316	Federal National Mortgage Association, 6.000%, 5/01/2053	996,955
860,716	Federal National Mortgage Association, 6.000%, 5/01/2053	889,410
870,705	Federal National Mortgage Association, 6.000%, 6/01/2053	894,314
783,149	Federal National Mortgage Association, 6.000%, 6/01/2053	807,267
7,973,027	Federal National Mortgage Association, 6.000%, 7/01/2053	8,150,595
2,489,773	Federal National Mortgage Association, 6.000%, 7/01/2053	2,566,051
1,034,145	Federal National Mortgage Association, 6.000%, 7/01/2053	1,063,698
627,593	Federal National Mortgage Association, 6.000%, 7/01/2053	650,224
425,221	Federal National Mortgage Association, 6.000%, 7/01/2053	436,751
1,289,681	Federal National Mortgage Association, 6.000%, 8/01/2053	1,328,492
1,234,487	Federal National Mortgage Association, 6.000%, 8/01/2053	1,267,962
876,053	Federal National Mortgage Association, 6.000%, 8/01/2053	904,022
2,846,837	Federal National Mortgage Association, 6.000%, 1/01/2056	2,906,589
717	Federal National Mortgage Association, 6.500%, 1/01/2029	741
3,436,104	Federal National Mortgage Association, 6.500%, 8/01/2053	3,602,031
2,387,875	Federal National Mortgage Association, 6.500%, 8/01/2053	2,534,141
16,521,242	Federal National Mortgage Association, 6.500%, 7/01/2054	17,479,100
7,806,873	Federal National Mortgage Association, 6.500%, 9/01/2055	8,074,069
4,353	Federal National Mortgage Association, 7.000%, 10/01/2030	4,571
2,909	Federal National Mortgage Association, 7.000%, 10/01/2030	3,054
665,208	Federal National Mortgage Association, 7.000%, 10/01/2053	703,238
284,863	Federal National Mortgage Association, 7.000%, 10/01/2053	300,745
1,111,214	Federal National Mortgage Association, 7.000%, 11/01/2053	1,172,584
See accompanying notes to financial statements.
| 8

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Core Plus Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Mortgage Related — continued
$1,466,671	Federal National Mortgage Association, 7.000%, 3/01/2054	$1,543,654
6,575,085	Federal National Mortgage Association, 7.000%, 6/01/2055	6,919,494
4,527,749	Federal National Mortgage Association, 7.000%, 6/01/2055	4,872,271
2,702	Federal National Mortgage Association, 7.500%, 7/01/2030	2,766
1,552	Federal National Mortgage Association, 7.500%, 2/01/2032	1,573
196,527	Federal National Mortgage Association, 8.000%, 1/01/2054	210,739
12,122,000	Government National Mortgage Association, TBA, 5.000%, 4/01/2056(d)	12,004,445
9,784,000	Government National Mortgage Association, TBA, 5.000%, 5/20/2056(d)	9,669,627
57,872	Government National Mortgage Association, 5.500%, 4/15/2038	60,279
3,035	Government National Mortgage Association, 6.000%, 1/15/2029	3,076
3,095	Government National Mortgage Association, 6.000%, 4/15/2038	3,252
23,851,000	Government National Mortgage Association, TBA, 6.000%, 4/01/2056(d)	24,251,845
1,103	Government National Mortgage Association, 6.500%, 1/15/2029	1,113
1,649	Government National Mortgage Association, 6.500%, 2/15/2031	1,693
1,247	Government National Mortgage Association, 6.500%, 9/15/2032	1,274
1,111	Government National Mortgage Association, 6.500%, 9/15/2032	1,145
159	Government National Mortgage Association, 7.500%, 7/15/2030	162
8,455,000	Uniform Mortgage-Backed Security, TBA, 1.500%, 4/01/2056(d)	6,522,900
69,218,000	Uniform Mortgage-Backed Security, TBA, 3.000%, 4/01/2056(d)	60,785,825
17,122,000	Uniform Mortgage-Backed Security, TBA, 4.500%, 4/01/2056(d)	16,522,827
21,893,000	Uniform Mortgage-Backed Security, TBA, 5.000%, 5/01/2041(d)	22,032,338
31,246,000	Uniform Mortgage-Backed Security, TBA, 5.000%, 4/01/2056(d)	30,812,513
42,375,000	Uniform Mortgage-Backed Security, TBA, 5.500%, 5/01/2056(d)	42,512,241
		1,699,941,892
	Natural Gas — 0.1%
2,701,000	Boston Gas Co., 3.001%, 8/01/2029(a)	2,564,253
3,369,000	Sempra, 5.250%, 3/15/2036	3,321,514
		5,885,767
	Non-Agency Commercial Mortgage-Backed Securities — 1.4%
1,531,640	Bank, Series 2019-BN16, Class A4, 4.005%, 2/15/2052	1,505,674
3,409,380	Bank, Series 2019-BN20, Class A3, 3.011%, 9/15/2062	3,220,637
12,696,152	Bank, Series 2019-BN22, Class A4, 2.978%, 11/15/2062	11,994,575
6,138,240	Bank, Series 2019-BN24, Class A3, 2.960%, 11/15/2062	5,786,128
Principal Amount (‡)	Description	Value (†)

	Non-Agency Commercial Mortgage-Backed Securities — continued
$7,135,000	BPR Trust, Series 2021-NRD, Class A, 1 mo. USD SOFR + 1.525%, 5.198%, 12/15/2038(a)(b)	$7,093,399
14,179,842	Citigroup Commercial Mortgage Trust, Series 2019-C7, Class A4, 3.102%, 12/15/2072	13,420,581
7,070,071	Citigroup Commercial Mortgage Trust, Series 2019-GC43, Class A4, 3.038%, 11/10/2052	6,651,901
8,877,514	Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class A5, 2.717%, 2/15/2053	8,194,936
531,409	Commercial Mortgage Trust, Series 2010-C1, Class D, 5.795%, 7/10/2046(a)(b)	527,234
2,112,208	Credit Suisse Mortgage Trust, Series 2014-USA, Class A1, 3.304%, 9/15/2037(a)	1,934,041
11,367,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class A2, 3.953%, 9/15/2037(a)	10,408,100
8,025,000	DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314%, 9/12/2040(a)	8,179,402
1,985,000	Extended Stay America Trust, Series 2025-ESH, Class A, 1 mo. USD SOFR + 1.300%, 4.973%, 10/15/2042(a)(b)	1,985,000
5,800,426	Extended Stay America Trust, Series 2026-ESH2, Class A, 1 mo. USD SOFR + 1.200%, 4.873%, 2/15/2043(a)(b)	5,800,427
4,286,917	GS Mortgage Securities Trust, Series 2011-GC5, Class C, 5.558%, 8/10/2044(a)(b)	4,180,184
6,596,065	GS Mortgage Securities Trust, Series 2020-GC45, Class A5, 2.911%, 2/13/2053	6,224,877
7,180,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2025-BMS, Class A, 1 mo. USD SOFR + 1.600%, 5.273%, 1/15/2042(a)(b)	7,162,050
2,980,057	WFRBS Commercial Mortgage Trust, Series 2011-C4, Class D, 4.960%, 6/15/2044(a)(b)	2,929,694
		107,198,840
	Oil Field Services — 0.0%
3,583,000	Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 4.650%, 6/15/2033	3,526,479
	Other REITs — 0.4%
4,740,000	EPR Properties, 3.600%, 11/15/2031	4,302,157
6,226,000	Starwood Property Trust, Inc., 5.250%, 10/15/2028(a)	6,155,022
11,436,000	Starwood Property Trust, Inc., 5.750%, 1/15/2031(a)	11,293,060
6,970,000	Starwood Property Trust, Inc., 6.500%, 7/01/2030(a)	7,118,245
		28,868,484
	Paper — 0.2%
6,585,000	Celulosa Arauco y Constitucion SA, 6.180%, 5/05/2032(a)	6,529,876
10,968,000	Klabin Austria GmbH, 7.000%, 4/03/2049(a)	10,909,979
		17,439,855
	Pharmaceuticals — 0.2%
11,526,000	Amgen, Inc., 5.750%, 3/02/2063	11,086,918
4,783,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	4,735,451
See accompanying notes to financial statements.
9 |

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Core Plus Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Pharmaceuticals — continued
$2,215,000	Teva Pharmaceutical Finance Netherlands III BV, 6.000%, 12/01/2032	$2,273,343
1,903,000	Viatris, Inc., 4.000%, 6/22/2050	1,247,240
		19,342,952
	Property & Casualty Insurance — 0.3%
18,045,000	Ardonagh Finco Ltd., 7.750%, 2/15/2031(a)	18,256,433
6,815,000	Liberty Mutual Group, Inc., 3.950%, 5/15/2060(a)	4,663,917
		22,920,350
	Refining — 0.0%
1,275,000	Thaioil Treasury Center Co. Ltd., 3.750%, 6/18/2050(a)	893,366
	Retailers — 0.7%
13,655,000	Dick's Sporting Goods, Inc., 4.100%, 1/15/2052	9,671,691
5,110,000	El Puerto de Liverpool SAB de CV, 6.255%, 1/22/2032(a)	5,290,460
9,715,000	El Puerto de Liverpool SAB de CV, 6.658%, 1/22/2037(a)	9,957,875
9,285,000	Falabella SA, 3.375%, 1/15/2032(a)	8,111,338
8,382,000	Lithia Motors, Inc., 4.375%, 1/15/2031(a)	7,877,583
13,950,000	MercadoLibre, Inc., 4.900%, 1/15/2033	13,534,290
		54,443,237
	Sovereigns — 1.1%
21,360,000	Chile Government International Bonds, 5.650%, 1/13/2037	22,137,504
2,931,000	Colombia Government International Bonds, 8.000%, 11/14/2035	3,067,409
19,865,000	Dominican Republic International Bonds, 5.750%, 3/17/2034(a)	18,911,480
12,845,000	Mexico Government International Bonds, 5.375%, 3/22/2033	12,543,142
7,280,000	Republic of South Africa Government International Bonds, 7.100%, 11/19/2036(a)	7,435,901
14,320,000	Republic of South Africa Government International Bonds, 7.300%, 4/20/2052	13,226,238
8,520,000	Saudi Government International Bonds, 5.625%, 1/13/2035(a)	8,812,149
		86,133,823
	Supermarkets — 0.1%
7,245,000	Kroger Co., 5.500%, 9/15/2054	6,728,275
	Technology — 2.3%
4,486,000	Black Pearl Compute LLC, 6.125%, 2/15/2031(a)	4,565,837
7,535,000	Broadcom, Inc., 3.137%, 11/15/2035(a)	6,401,629
16,085,000	Broadcom, Inc., 4.600%, 1/15/2033	15,840,040
5,640,000	Broadcom, Inc., 5.700%, 1/15/2056	5,610,749
12,854,000	Corning, Inc., 5.450%, 11/15/2079	11,552,288
3,374,000	Equifax, Inc., 7.000%, 7/01/2037	3,726,412
2,315,000	Flex Ltd., 5.250%, 1/15/2032	2,324,167
15,011,000	Hewlett Packard Enterprise Co., 6.200%, 10/15/2035	15,915,704
9,801,000	Iron Mountain, Inc., 4.500%, 2/15/2031(a)	9,203,560
5,460,000	Jabil, Inc., 3.000%, 1/15/2031	5,030,946
3,200,000	Jabil, Inc., 5.450%, 2/01/2029	3,263,463
3,170,000	Micron Technology, Inc., 5.650%, 11/01/2032	3,346,348
12,565,000	Micron Technology, Inc., 5.800%, 1/15/2035	13,378,425
2,265,000	Micron Technology, Inc., 6.050%, 11/01/2035	2,444,031
15,026,000	Oracle Corp., 4.100%, 3/25/2061	9,239,556
19,100,000	Oracle Corp., 4.800%, 9/26/2032	18,189,845
17,629,000	Oracle Corp., 6.550%, 2/04/2046	16,447,082
Principal Amount (‡)	Description	Value (†)

	Technology — continued
$7,074,000	Oracle Corp., 6.850%, 2/04/2066	$6,503,284
39,000	Science Applications International Corp., 4.875%, 4/01/2028(a)	38,381
7,579,000	Sensata Technologies, Inc., 3.750%, 2/15/2031(a)	7,029,676
13,135,000	TD SYNNEX Corp., 5.300%, 10/10/2035	12,725,504
3,750,000	TD SYNNEX Corp., 6.100%, 4/12/2034	3,867,903
6,815,000	Ziff Davis, Inc., 4.625%, 10/15/2030(a)	6,425,639
		183,070,469
	Treasuries — 37.4%
492,280(e )	Brazil Notas do Tesouro Nacional, 10.000%, 1/01/2033, (BRL)	79,795,732
3,145,824(f )	Mexico Bonos, 8.500%, 5/31/2029, (MXN)	17,546,793
154,795,000	U.S. Treasury Bonds, 1.750%, 8/15/2041	103,488,923
233,410,000	U.S. Treasury Bonds, 2.000%, 11/15/2041	161,417,603
71,990,000	U.S. Treasury Bonds, 2.375%, 2/15/2042	52,459,901
66,935,000	U.S. Treasury Bonds, 3.000%, 11/15/2044	51,252,338
46,925,000	U.S. Treasury Bonds, 3.250%, 5/15/2042	38,665,467
14,770,000	U.S. Treasury Bonds, 3.375%, 8/15/2042	12,336,989
33,895,000	U.S. Treasury Bonds, 3.625%, 2/15/2053	27,203,385
15,860,000	U.S. Treasury Bonds, 3.875%, 2/15/2043	14,092,477
72,190,000	U.S. Treasury Bonds, 3.875%, 5/15/2043	63,981,207
5,900,000	U.S. Treasury Bonds, 4.125%, 8/15/2044	5,352,867
98,135,000	U.S. Treasury Bonds, 4.125%, 8/15/2053	86,059,795
24,415,000	U.S. Treasury Bonds, 4.250%, 2/15/2054	21,870,499
30,790,000	U.S. Treasury Bonds, 4.500%, 2/15/2044	29,444,140
52,649,000	U.S. Treasury Bonds, 4.500%, 11/15/2054	49,185,683
2,640,000	U.S. Treasury Bonds, 4.625%, 5/15/2044	2,560,284
6,140,000	U.S. Treasury Bonds, 4.625%, 11/15/2044	5,941,170
37,140,000	U.S. Treasury Bonds, 4.625%, 11/15/2045	35,822,691
49,360,000	U.S. Treasury Bonds, 4.625%, 2/15/2046	47,586,125
4,615,000	U.S. Treasury Bonds, 4.625%, 5/15/2054	4,400,294
12,405,000	U.S. Treasury Bonds, 4.750%, 11/15/2043	12,255,752
34,686,000	U.S. Treasury Bonds, 4.750%, 2/15/2056	33,829,689
225,132,184	U.S. Treasury Inflation-Indexed Notes, 1.125%, 10/15/2030	223,111,533
26,550,000	U.S. Treasury Notes, 2.750%, 8/15/2032	24,555,639
1,135,000	U.S. Treasury Notes, 2.875%, 5/15/2032	1,061,491
18,801,400	U.S. Treasury Notes, 3.125%, 8/31/2029	18,358,539
8,044,000	U.S. Treasury Notes, 3.375%, 2/29/2028	7,980,528
147,004,900	U.S. Treasury Notes, 3.375%, 5/15/2033	140,039,395
2,119,000	U.S. Treasury Notes, 3.500%, 1/31/2028	2,106,915
4,410,000	U.S. Treasury Notes, 3.500%, 2/15/2029	4,371,757
18,872,000	U.S. Treasury Notes, 3.500%, 2/28/2031	18,506,355
127,735,000	U.S. Treasury Notes, 3.500%, 2/15/2033	122,905,020
321,398,000	U.S. Treasury Notes, 3.625%, 8/31/2027	320,443,850
31,760,000	U.S. Treasury Notes, 3.625%, 3/31/2028	31,644,622
3,190,000	U.S. Treasury Notes, 3.750%, 4/15/2026	3,189,976
104,596,000	U.S. Treasury Notes, 3.750%, 10/31/2032	102,418,279
132,200,000	U.S. Treasury Notes, 3.750%, 2/28/2033	129,184,188
22,455,000	U.S. Treasury Notes, 3.875%, 12/31/2027	22,470,789
56,150,000	U.S. Treasury Notes, 3.875%, 3/15/2028	56,213,607
105,155,000	U.S. Treasury Notes, 3.875%, 3/31/2031	104,818,176
39,128,100	U.S. Treasury Notes, 3.875%, 8/31/2032	38,637,470
12,737,000	U.S. Treasury Notes, 3.875%, 9/30/2032	12,570,822
67,331,000	U.S. Treasury Notes, 3.875%, 12/31/2032	66,355,226
22,321,000	U.S. Treasury Notes, 3.875%, 8/15/2033	21,912,072
102,125,000	U.S. Treasury Notes, 4.000%, 4/30/2032	101,746,020
168,940,000	U.S. Treasury Notes, 4.000%, 6/30/2032	168,167,892
8,544,000	U.S. Treasury Notes, 4.000%, 7/31/2032	8,500,946
1,415,000	U.S. Treasury Notes, 4.000%, 11/15/2035	1,380,288
See accompanying notes to financial statements.
| 10

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Core Plus Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Treasuries — continued
$13,580,000	U.S. Treasury Notes, 4.125%, 3/31/2032	$13,627,742
6,835,000	U.S. Treasury Notes, 4.125%, 5/31/2032	6,852,889
72,573,000	U.S. Treasury Notes, 4.125%, 11/15/2032	72,598,514
68,129,000	U.S. Treasury Notes, 4.125%, 2/15/2036	67,064,484
5,795,000	U.S. Treasury Notes, 4.250%, 6/30/2029	5,865,174
2,421,000	U.S. Treasury Notes, 4.250%, 3/31/2033	2,437,644
1,395,936,591	Uruguay Government International Bonds, 8.250%, 5/21/2031, (UYU)	35,570,024
176,060,000	Uruguay Government International Bonds, 8.500%, 3/15/2028, (UYU)(a)	4,449,820
93,095,000	Uruguay Government International Bonds, 8.500%, 3/15/2028, (UYU)	2,352,925
1,006,075,000	Uruguay Government International Bonds, 9.750%, 7/20/2033, (UYU)	27,410,439
		2,947,430,854
	Wireless — 0.4%
983,000	Crown Castle, Inc., 4.150%, 7/01/2050	736,562
3,360,000	Empresa Nacional de Telecomunicaciones SA, 3.050%, 9/14/2032(a)	2,907,489
5,452,000	Millicom International Cellular SA, 4.500%, 4/27/2031(a)	4,969,224
15,325,000	Sitios Latinoamerica SAB de CV, 5.375%, 4/04/2032(a)	14,914,596
4,605,000	Sitios Latinoamerica SAB de CV, 6.000%, 11/25/2029(a)	4,637,235
		28,165,106
	Wirelines — 0.3%
7,956,000	AT&T, Inc., 3.500%, 9/15/2053	5,217,039
2,205,000	AT&T, Inc., 3.550%, 9/15/2055	1,434,049
12,326,000	AT&T, Inc., 3.650%, 9/15/2059	7,986,996
7,539,000	AT&T, Inc., 3.800%, 12/01/2057	5,090,866
		19,728,950
	Total Non-Convertible Bonds (Identified Cost $7,599,309,396)	7,272,268,603

Municipals — 0.1%
	Virginia — 0.1%
12,785,000	University of Virginia, 3.227%, 9/01/2119 (Identified Cost $12,785,000)	7,160,378
	Total Bonds and Notes (Identified Cost $7,612,094,396)	7,279,428,981

Collateralized Loan Obligations — 5.1%
3,395,000	37 Capital CLO 1 Ltd., Series 2021-1A, Class D, 3 mo. USD SOFR + 3.782%, 7.454%, 10/15/2034(a)(b)	3,320,398
3,470,000	37 Capital CLO 3 Ltd., Series 2023-1A, Class A1R, 3 mo. USD SOFR + 1.500%, 5.172%, 7/15/2038(a)(b)	3,474,369
4,230,000	37 Capital CLO 4 Ltd., Series 2023-2A, Class D1R, 3 mo. USD SOFR + 2.750%, 6.422%, 4/15/2035(a)(b)	4,073,782
2,365,000	37 Capital CLO II Ltd., Series 2022-1A, Class CR, 3 mo. USD SOFR + 2.200%, 5.872%, 7/15/2034(a)(b)	2,353,873
2,905,000	37 Capital CLO II Ltd., Series 2022-1A, Class DR, 3 mo. USD SOFR + 3.400%, 7.072%, 7/15/2034(a)(b)	2,885,185
1,815,000	720 East CLO IV Ltd., Series 2024-1A, Class C, 3 mo. USD SOFR + 2.400%, 6.072%, 4/15/2037(a)(b)	1,816,394
Principal Amount (‡)	Description	Value (†)

$3,500,000	720 East CLO Ltd., Series 2022-1A, Class CR, 3 mo. USD SOFR + 1.900%, 5.568%, 1/20/2038(a)(b)	$3,504,339
2,740,000	720 East CLO VII Ltd., Series 2025-7A, Class D1, 3 mo. USD SOFR + 2.550%, 6.218%, 4/20/2037(a)(b)	2,693,620
3,060,000	Abry Liquid Credit CLO Ltd., Series 2026-3A, Class A1, 3 mo. USD SOFR + 1.230%, 4.902%, 4/20/2039(a)(b)	3,048,525
6,520,000	AGL CLO 30 Ltd., Series 2024-30RA, Class B, 3 mo. USD SOFR + 2.050%, 5.720%, 4/21/2037(a)(b)	6,525,372
400,000	AGL CLO 33 Ltd., Series 2024-33A, Class D1, 3 mo. USD SOFR + 2.800%, 6.470%, 7/21/2037(a)(b)	394,187
1,395,000	AGL CLO 34 Ltd., Series 2024-34A, Class D1, 3 mo. USD SOFR + 2.900%, 6.569%, 1/22/2038(a)(b)	1,382,257
5,685,000	AGL CLO 44 Ltd., Series 2025-44A, Class D1, 3 mo. USD SOFR + 2.500%, 6.331%, 10/22/2037(a)(b)	5,605,336
1,550,000	AGL CLO 7 Ltd., Series 2020-7A, Class D1R2, 3 mo. USD SOFR + 2.800%, 6.472%, 10/15/2038(a)(b)	1,504,551
1,150,000	AIMCO CLO, Series 2018-BA, Class ARR, 3 mo. USD SOFR + 1.500%, 5.171%, 4/16/2037(a)(b)	1,150,000
900,000	Allegro CLO XIV Ltd., Series 2021-2A, Class D1R, 3 mo. USD SOFR + 2.950%, 6.622%, 10/15/2038(a)(b)	895,558
3,140,000	Anchorage Capital CLO 15 Ltd., Series 2020-15A, Class A1R2, 3 mo. USD SOFR + 1.410%, 5.078%, 7/20/2038(a)(b)	3,142,612
1,735,000	Anchorage Capital CLO 15 Ltd., Series 2020-15A, Class DR2, 3 mo. USD SOFR + 3.420%, 7.088%, 7/20/2038(a)(b)	1,735,555
4,125,000	Anchorage Capital CLO 29 Ltd., Series 2024-29A, Class B1, 3 mo. USD SOFR + 2.150%, 5.818%, 7/20/2037(a)(b)	4,130,074
2,935,000	Anchorage Capital CLO 30 Ltd., Series 2024-30A, Class B, 3 mo. USD SOFR + 1.750%, 5.418%, 1/20/2037(a)(b)	2,933,477
1,650,000	Atrium XV, Series 15A, Class B1R, 3 mo. USD SOFR + 1.800%, 5.471%, 7/16/2037(a)(b)	1,650,492
2,000,000	Atrium XV, Series 15A, Class D1R, 3 mo. USD SOFR + 3.300%, 6.971%, 7/16/2037(a)(b)	1,917,360
1,400,000	Ballyrock CLO Ltd., Series 2019-1A, Class A2R, 3 mo. USD SOFR + 1.812%, 5.484%, 7/15/2032(a)(b)	1,400,622
3,810,000	Barings CLO Ltd., Series 2018-2A, Class B2R, 3 mo. USD SOFR + 1.750%, 5.422%, 7/15/2036(a)(b)	3,810,518
3,590,000	Battalion CLO 31 Ltd., Series 2026-31A, Class D1, 3 mo. USD SOFR + 3.050%, 0.000%, 4/20/2039(a)(b)(g)	3,575,909
400,000	Battalion CLO XIX Ltd., Series 2021-19A, Class D, 3 mo. USD SOFR + 3.512%, 7.184%, 4/15/2034(a)(b)	381,501
5,930,000	Battalion CLO XVI Ltd., Series 2019-16A, Class CR2, 3 mo. USD SOFR + 2.000%, 5.668%, 1/20/2038(a)(b)	5,910,502
4,245,000	BCC Middle Market CLO LLC, Series 2019-1A, Class A1RR, 3 mo. USD SOFR + 1.450%, 5.122%, 7/15/2036(a)(b)	4,223,261
See accompanying notes to financial statements.
11 |

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Core Plus Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

$4,215,000	BCC Middle Market CLO LLC, Series 2025-1A, Class A1, 3 mo. USD SOFR + 1.620%, 5.290%, 7/17/2037(a)(b)	$4,196,007
2,205,000	BCC Middle Market CLO LLC, Series 2026-1A, Class A1, 3 mo. USD SOFR + 1.420%, 5.097%, 4/21/2038(a)(b)	2,204,982
1,185,000	Benefit Street Partners CLO XXXVI Ltd., Series 2024-36A, Class D1, 3 mo. USD SOFR + 2.950%, 6.618%, 1/25/2038(a)(b)	1,170,333
2,560,000	Benefit Street Partners CLO XXXVII Ltd., Series 2024-37A, Class C, 3 mo. USD SOFR + 1.850%, 5.518%, 1/25/2038(a)(b)	2,562,783
6,890,000	Benefit Street Partners CLO XXXVIII Ltd., Series 2024-38A, Class B, 3 mo. USD SOFR + 1.650%, 5.318%, 1/25/2038(a)(b)	6,873,168
12,085,000	Birch Grove CLO 11 Ltd., Series 2024-11A, Class A1, 3 mo. USD SOFR + 1.360%, 5.029%, 1/22/2038(a)(b)	12,102,269
2,770,000	Birch Grove CLO 13 Ltd., Series 2025-13A, Class D1, 3 mo. USD SOFR + 2.800%, 6.957%, 10/23/2038(a)(b)	2,756,629
8,450,000	Birch Grove CLO 6 Ltd., Series 2023-6A, Class A1R, 3 mo. USD SOFR + 1.380%, 5.048%, 7/20/2037(a)(b)	8,459,346
4,000,000	Birch Grove CLO 9 Ltd., Series 2024-9A, Class C, 3 mo. USD SOFR + 2.000%, 5.669%, 10/22/2037(a)(b)	4,001,704
1,865,000	BlueMountain CLO XXIX Ltd., Series 2020-29A, Class BR, 3 mo. USD SOFR + 2.012%, 5.680%, 7/25/2034(a)(b)	1,856,316
3,185,000	Bridge Street CLO III Ltd., Series 2022-1A, Class CR, 3 mo. USD SOFR + 2.300%, 5.968%, 10/20/2037(a)(b)	3,185,637
2,430,000	Bridge Street CLO V Ltd., Series 2025-1A, Class C1, 3 mo. USD SOFR + 1.950%, 5.618%, 4/20/2038(a)(b)	2,431,149
6,805,000	Bryant Park Funding Ltd., Series 2024-22A, Class A1, 3 mo. USD SOFR + 1.620%, 5.292%, 4/15/2037(a)(b)	6,805,823
500,000	Canyon CLO Ltd., Series 2018-1A, Class B, 3 mo. USD SOFR + 1.962%, 5.634%, 7/15/2031(a)(b)	500,425
3,799,500	CarVal CLO II Ltd., Series 2019-1A, Class DR2, 3 mo. USD SOFR + 2.700%, 6.368%, 4/20/2032(a)(b)	3,703,004
6,485,000	CarVal CLO X-C Ltd., Series 2024-2A, Class A, 3 mo. USD SOFR + 1.460%, 5.128%, 7/20/2037(a)(b)	6,492,354
8,815,000	Cerberus Loan Funding XLVII LLC, Series 2024-3A, Class A, 3 mo. USD SOFR + 1.750%, 5.422%, 7/15/2036(a)(b)	8,817,116
1,695,000	CIFC Funding Ltd., Series 2014-4RA, Class CRR, 3 mo. USD SOFR + 2.600%, 6.268%, 1/17/2035(a)(b)	1,641,691
3,235,000	CIFC Funding Ltd., Series 2019-7A, Class D1R, 3 mo. USD SOFR + 2.700%, 6.368%, 10/19/2038(a)(b)	3,197,403
2,935,000	CIFC Funding Ltd., Series 2020-1A, Class BR, 3 mo. USD SOFR + 1.912%, 5.584%, 7/15/2036(a)(b)	2,936,814
7,190,000	CIFC Funding Ltd., Series 2021-7A, Class DR, 3 mo. USD SOFR + 2.700%, 6.371%, 1/23/2035(a)(b)	6,994,367
Principal Amount (‡)	Description	Value (†)

$7,105,000	CIFC Funding Ltd., Series 2024-3A, Class B, 3 mo. USD SOFR + 1.850%, 5.520%, 7/21/2037(a)(b)	$7,110,073
4,210,000	Clover CLO LLC, Series 2018-1A, Class A1RR, 3 mo. USD SOFR + 1.530%, 5.198%, 4/20/2037(a)(b)	4,210,261
7,655,000	Crown City CLO III, Series 2021-1A, Class A1A, 3 mo. USD SOFR + 1.432%, 5.099%, 7/20/2034(a)(b)	7,654,824
2,000,000	Diameter Capital CLO 11 Ltd., Series 2025-11A, Class A, 3 mo. USD SOFR + 1.320%, 4.988%, 7/20/2038(a)(b)	2,000,248
7,555,000	Diameter Capital CLO 3 Ltd., Series 2022-3A, Class A2R, 3 mo. USD SOFR + 1.700%, 5.372%, 1/15/2038(a)(b)	7,519,288
2,510,000	Diameter Capital CLO 4 Ltd., Series 2022-4A, Class D1RR, 3 mo. USD SOFR + 2.500%, 6.168%, 1/15/2039(a)(b)	2,467,583
3,575,000	Franklin Park Place CLO VI LLC, Series 2025-1A, Class D1, 3 mo. USD SOFR + 3.100%, 6.772%, 7/15/2038(a)(b)	3,567,800
1,855,000	Garnet CLO 2 Ltd., Series 2025-2A, Class D1, 3 mo. USD SOFR + 3.100%, 7.181%, 10/20/2038(a)(b)	1,835,139
2,350,000	Garnet CLO 5 Ltd., Series 2026-5A, Class D, 3 mo. USD SOFR + 2.300%, 6.009%, 4/20/2039(a)(b)	2,340,722
3,155,000	Garnet CLO Ltd., Series 2025-1A, Class A, 3 mo. USD SOFR + 1.500%, 5.168%, 7/20/2037(a)(b)	3,152,208
5,525,000	Garnet CLO Ltd., Series 2025-1A, Class D, 3 mo. USD SOFR + 3.400%, 7.068%, 7/20/2037(a)(b)	5,498,082
8,720,000	GCRED BSL CLO 1, Series 2025-BSL1A, Class B, 3 mo. USD SOFR + 1.450%, 5.114%, 1/20/2034(a)(b)	8,665,509
6,105,000	Golub Capital BDC 4 CLO 1 LLC, Series 2025-1A, Class A1, 3 mo. USD SOFR + 1.630%, 5.298%, 7/20/2037(a)(b)	6,076,410
900,000	Golub Capital CLO 87B Ltd., Series 2026-87A, Class D1, 3 mo. USD SOFR + 2.400%, 6.051%, 4/20/2039(a)(b)	871,133
5,155,000	Golub Capital Partners CLO 64B-R Ltd., Series 2022-64A, Class BR, 3 mo. USD SOFR + 1.750%, 5.418%, 10/25/2037(a)(b)	5,139,473
6,030,000	Golub Capital Partners CLO 72 B Ltd., Series 2024-72A, Class B, 3 mo. USD SOFR + 2.100%, 5.768%, 4/25/2037(a)(b)	6,033,509
3,895,000	Golub Capital Partners CLO 79B Ltd., Series 2025-79A, Class C, 3 mo. USD SOFR + 1.720%, 5.388%, 4/20/2038(a)(b)	3,857,997
4,415,000	Golub Capital Partners CLO 85M Ltd., Series 2026-85A, Class A1, 3 mo. USD SOFR + 1.370%, 5.024%, 2/09/2040(a)(b)	4,399,967
628,401	Greywolf CLO VI Ltd., Series 2018-1A, Class A2, 3 mo. USD SOFR + 1.892%, 5.560%, 4/26/2031(a)(b)	627,962
6,505,000	Invesco U.S. CLO Ltd., Series 2024-4A, Class B, 3 mo. USD SOFR + 1.700%, 5.372%, 1/15/2038(a)(b)	6,497,012
7,000,000	Kennedy Lewis CLO 7 Ltd., Series 7A, Class A1R, 3 mo. USD SOFR + 1.620%, 5.289%, 4/22/2037(a)(b)	7,001,078
1,610,000	KKR CLO 22 Ltd., Series 22A, Class B, 3 mo. USD SOFR + 1.862%, 5.529%, 7/20/2031(a)(b)	1,610,765
See accompanying notes to financial statements.
| 12

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Core Plus Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

$1,630,000	Madison Park Funding XXVII Ltd., Series 2018-27A, Class CR, 3 mo. USD SOFR + 1.900%, 5.568%, 4/20/2038(a)(b)	$1,621,324
3,160,000	Madison Park Funding XXXVII Ltd., Series 2019-37A, Class AR2, 3 mo. USD SOFR + 1.530%, 5.202%, 4/15/2037(a)(b)	3,157,311
4,950,000	Magnetite XVII Ltd., Series 2016-17A, Class AR2, 3 mo. USD SOFR + 1.500%, 5.168%, 4/20/2037(a)(b)	4,951,064
720,000	MidOcean Credit CLO XVIII LLC, Series 2025-18A, Class A2, 3 mo. USD SOFR + 1.470%, 5.140%, 10/18/2035(a)(b)	718,086
5,000,000	Neuberger Berman Loan Advisers CLO 27 Ltd., Series 2018-27A, Class D1R, 3 mo. USD SOFR + 3.100%, 6.772%, 7/15/2038(a)(b)	4,951,635
3,590,000	NGC CLO 3 Ltd., Series 2026-3A, Class D1, 3 mo. USD SOFR + 3.800%, 7.465%, 3/30/2038(a)(b)	3,590,000
3,205,000	Octagon 62 Ltd., Series 2022-1A, Class BR, 3 mo. USD SOFR + 1.700%, 5.371%, 1/23/2038(a)(b)	3,200,994
5,685,000	OHA Credit Funding 25 Ltd., Series 2026-25A, Class D1, 3 mo. USD SOFR + 2.350%, 0.000%, 4/20/2039(a)(b)(g)	5,662,743
3,335,000	OHA Credit Partners XVII Ltd., Series 2024-17A, Class B1, 3 mo. USD SOFR + 1.650%, 5.318%, 1/18/2038(a)(b)	3,335,814
590,000	Orion CLO Ltd., Series 2025-6A, Class D1, 3 mo. USD SOFR + 2.950%, 6.846%, 10/20/2038(a)(b)	582,951
2,925,000	OZLM XVIII Ltd., Series 2018-18A, Class C, 3 mo. USD SOFR + 2.112%, 5.784%, 4/15/2031(a)(b)	2,925,863
2,600,000	Palmer Square BDC CLO 1 Ltd., Series 1A, Class A, 3 mo. USD SOFR + 1.600%, 5.272%, 7/15/2037(a)(b)	2,601,058
2,485,000	Palmer Square BDC CLO 1 Ltd., Series 1A, Class B1, 3 mo. USD SOFR + 2.150%, 5.822%, 7/15/2037(a)(b)	2,490,954
4,695,000	Palmer Square CLO Ltd., Series 2022-1A, Class D1R, 3 mo. USD SOFR + 2.750%, 6.418%, 10/20/2038(a)(b)	4,638,773
875,000	Palmer Square CLO Ltd., Series 2023-2A, Class DR, 3 mo. USD SOFR + 3.400%, 7.068%, 7/20/2038(a)(b)	868,199
2,365,000	Palmer Square CLO Ltd., Series 2024-2A, Class D1, 3 mo. USD SOFR + 2.950%, 6.618%, 7/20/2037(a)(b)	2,365,375
2,470,000	Palmer Square CLO Ltd., Series 2024-4A, Class B, 3 mo. USD SOFR + 1.650%, 5.322%, 1/15/2038(a)(b)	2,470,697
2,520,000	Palmer Square CLO Ltd., Series 2025-1A, Class D2, 3 mo. USD SOFR + 3.550%, 7.218%, 4/20/2038(a)(b)	2,395,950
3,450,000	Polen Capital CLO Ltd., Series 2025-1A, Class B, 3 mo. USD SOFR + 1.700%, 5.368%, 3/06/2038(a)(b)	3,435,500
3,845,000	Polen Capital CLO Ltd., Series 2025-1A, Class D1, 3 mo. USD SOFR + 3.150%, 6.818%, 3/06/2038(a)(b)	3,795,196
6,040,000	Polen Capital CLO Ltd., Series 2025-2A, Class A1, 3 mo. USD SOFR + 1.330%, 5.040%, 1/20/2039(a)(b)	6,039,396
Principal Amount (‡)	Description	Value (†)

$1,530,000	Post CLO Ltd., Series 2022-1A, Class BR, 3 mo. USD SOFR + 1.450%, 5.112%, 4/20/2035(a)(b)	$1,525,242
5,385,000	Post CLO Ltd., Series 2024-1A, Class B, 3 mo. USD SOFR + 2.100%, 5.768%, 4/20/2037(a)(b)	5,390,218
2,320,000	Post CLO VI Ltd., Series 2024-2A, Class A1, 3 mo. USD SOFR + 1.420%, 5.088%, 1/20/2038(a)(b)	2,323,227
8,550,000	Rad CLO 27 Ltd., Series 2024-27A, Class A1, 3 mo. USD SOFR + 1.320%, 4.992%, 1/15/2038(a)(b)	8,549,812
1,190,000	Regatta 34 Funding Ltd., Series 2025-3A, Class A1, 3 mo. USD SOFR + 1.400%, 5.068%, 7/20/2038(a)(b)	1,191,403
1,495,000	Rockford Tower CLO Ltd., Series 2017-1A, Class BR2A, 3 mo. USD SOFR + 1.912%, 5.579%, 4/20/2034(a)(b)	1,496,738
1,085,000	Rowe CLO Ltd., Series 2026-1A, Class B, 3 mo. USD SOFR + 1.550%, 0.000%, 4/20/2039(a)(b)(g)	1,084,819
895,000	Rowe CLO Ltd., Series 2026-1A, Class C, 3 mo. USD SOFR + 1.900%, 0.000%, 4/20/2039(a)(b)(g)	894,629
3,265,000	Rowe CLO Ltd., Series 2026-1A, Class D1, 3 mo. USD SOFR + 2.900%, 0.000%, 4/20/2039(a)(b)(g)	3,259,283
7,000,000	Silver Point CLO 4 Ltd., Series 2024-4A, Class A1, 3 mo. USD SOFR + 1.630%, 5.302%, 4/15/2037(a)(b)	7,004,109
5,025,000	Sixth Street CLO 27 Ltd., Series 2024-27A, Class C, 3 mo. USD SOFR + 1.850%, 5.518%, 1/17/2038(a)(b)	5,030,522
5,410,000	Sixth Street CLO XXIV Ltd., Series 2024-24A, Class A, 3 mo. USD SOFR + 1.520%, 5.191%, 4/23/2037(a)(b)	5,414,571
2,165,000	Symetra CLO Ltd., Series 2025-1A, Class B, 3 mo. USD SOFR + 1.700%, 5.368%, 4/20/2038(a)(b)	2,159,644
2,525,000	Symetra CLO Ltd., Series 2025-1A, Class C, 3 mo. USD SOFR + 2.000%, 5.668%, 4/20/2038(a)(b)	2,528,752
1,660,000	Symetra CLO Ltd., Series 2025-1A, Class D, 3 mo. USD SOFR + 3.250%, 6.918%, 4/20/2038(a)(b)	1,653,451
6,885,000	Symphony CLO 40 Ltd., Series 2023-40A, Class AR, 3 mo. USD SOFR + 1.310%, 4.977%, 1/05/2038(a)(b)	6,878,507
2,490,000	TPG CLO Ltd., Series 2026-3A, Class D1, 3 mo. USD SOFR + 3.450%, 7.158%, 4/21/2039(a)(b)	2,485,635
4,105,000	Wellfleet CLO Ltd., Series 2024-1A, Class B, 3 mo. USD SOFR + 2.050%, 5.718%, 7/18/2037(a)(b)	4,109,770
7,170,000	Wellfleet CLO Ltd., Series 2024-2A, Class A, 3 mo. USD SOFR + 1.330%, 4.999%, 2/25/2038(a)(b)	7,171,355
	Total Collateralized Loan Obligations (Identified Cost $407,608,684)	406,416,562

Short-Term Investments — 5.4%
100,467,014	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2026 at 2.150% to be repurchased at $100,473,014 on 4/01/2026 collateralized by $91,286,700 U.S. Treasury Inflation Indexed Note, 1.625% due 10/15/2027 valued at $102,476,395 including accrued interest (Note 2 of Notes to Financial Statements)	100,467,014
See accompanying notes to financial statements.
13 |

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Core Plus Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

$14,608,000	Federal Home Loan Bank Discount Notes, 3.590%, 4/02/2026(h)	$14,605,086
95,406,000	Federal Home Loan Bank Discount Notes, 3.590%, 4/07/2026(h)	95,339,401
66,175,000	Federal Home Loan Bank Discount Notes, 3.590%, 4/08/2026(h)	66,122,207
61,347,000	Federal Home Loan Bank Discount Notes, 3.590%, 4/14/2026(h)	61,261,353
19,992,000	U.S. Treasury Bills, 3.505%–3.520%, 4/21/2026(h)(i)	19,951,705
17,228,000	U.S. Treasury Bills, 3.585%, 6/23/2026(h)	17,085,981
31,039,000	U.S. Treasury Bills, 3.590%–3.605%, 5/14/2026(h)(i)(j)	30,904,032
17,200,000	U.S. Treasury Bills, 3.595%, 6/16/2026(h)	17,069,167
	Total Short-Term Investments (Identified Cost $422,832,530)	422,805,946
	Total Investments — 102.8% (Identified Cost $8,442,535,610)	8,108,651,489
	Other assets less liabilities — (2.8)%	(217,802,753)
	Net Assets — 100.0%	$7,890,848,736

Bonds and Notes Sold Short — (1.0)%
	Mortgage Related — (1.0)%
$(99,499,000)	Uniform Mortgage-Backed Security, TBA, 2.000%, 5/01/2056(d) (Proceeds $79,972,426)	$(80,092,808)

(†)	See Note 2 of Notes to Financial Statements.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(a)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration,
normally to qualified institutional buyers. At March 31, 2026, the value of Rule 144A holdings amounted to $1,714,603,307 or
21.7% of net assets.

(b)
Variable rate security. Rate as of March 31, 2026 is disclosed.
Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the
Portfolio of Investments and show a weighted average rate.
Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These
securities may not indicate a reference rate and/or spread in their description.

(c)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.
(d)	When–issued/delayed delivery.
(e)	Amount shown represents units. One unit represents a principal amount of 1,000.
(f)	Amount shown represents units. One unit represents a principal amount of 100.
(g)	New issue unsettled as of March 31, 2026. Coupon rate does not take effect until settlement date.
(h)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(i)
The Fund's investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

(j)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.

ABS	Asset-Backed Securities
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

BRL	Brazilian Real
MXN	Mexican Peso
UYU	Uruguayan Peso
At March 31, 2026, the Fund had the following open long futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 10 Year U.S. Treasury Notes Futures	6/18/2026	602	$67,962,015	$66,850,219	$(1,111,796)
CBOT 2 Year U.S. Treasury Notes Futures	6/30/2026	9,502	1,974,042,294	1,971,145,354	(2,896,940)
CBOT 5 Year U.S. Treasury Notes Futures	6/30/2026	1,373	150,706,117	148,530,712	(2,175,405)
Total					$(6,184,141)
See accompanying notes to financial statements.
| 14

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Core Plus Bond Fund (continued)
At March 31, 2026, the Fund had the following open short futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Ultra 10 Year U.S. Treasury Notes Futures	6/18/2026	865	$98,269,558	$98,191,016	$78,542
See accompanying notes to financial statements.
15 |

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Global Allocation Fund

Shares	Description	Value (†)
Common Stocks — 66.6% of Net Assets
	Canada — 1.2%
242,200	CGI, Inc.	$17,706,664
8,443	Constellation Software, Inc.(a)	14,821,164
		32,527,828
	France — 0.4%
18,234	LVMH Moet Hennessy Louis Vuitton SE	9,967,604
	Japan — 1.4%
1,405,661	Nomura Research Institute Ltd.	38,469,614
	Netherlands — 3.0%
59,092	ASML Holding NV	78,577,941
	Sweden — 1.5%
2,255,133	Atlas Copco AB, Class A	39,795,934
	Taiwan — 3.4%
1,576,000	Taiwan Semiconductor Manufacturing Co. Ltd.	91,147,211
	United Kingdom — 2.4%
610,727	Halma PLC	31,165,878
266,567	London Stock Exchange Group PLC	31,478,290
		62,644,168
	United States — 53.3%
269,608	Airbnb, Inc., Class A(b)	34,046,098
273,776	Alphabet, Inc., Class A	78,727,027
426,397	Amazon.com, Inc.(b)	88,805,703
51,602	BlackRock, Inc.	49,626,159
29,725	Booking Holdings, Inc.	125,151,763
45,873	Costco Wholesale Corp.	45,709,233
81,930	Cummins, Inc.	44,079,979
136,159	Danaher Corp.	25,815,746
77,896	Expedia Group, Inc.	17,985,408
53,028	Goldman Sachs Group, Inc.	44,861,158
177,412	Hilton Worldwide Holdings, Inc.	53,947,441
112,048	Home Depot, Inc.	36,851,467
157,183	JPMorgan Chase & Co.	46,236,951
30,761	KLA Corp.	45,292,804
75,788	Linde PLC	37,572,659
147,865	Mastercard, Inc., Class A	73,882,226
26,434	Mettler-Toledo International, Inc.(b)	33,338,561
890,591	NVIDIA Corp.	155,319,070
517,114	O'Reilly Automotive, Inc.(b)	47,734,793
59,966	Parker-Hannifin Corp.	53,683,962
184,991	Progressive Corp.	36,672,616
105,813	Roper Technologies, Inc.	37,442,988
170,608	S&P Global, Inc.	72,566,407
54,866	Salesforce, Inc.	10,241,836
143,667	Schneider Electric SE	39,132,252
124,635	Trane Technologies PLC	51,940,390
46,745	Tyler Technologies, Inc.(b)	16,004,553
39,449	UnitedHealth Group, Inc.	10,674,505
		1,413,343,755
	Total Common Stocks (Identified Cost $1,305,268,076)	1,766,474,055

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 29.9%

Non-Convertible Bonds — 29.7%
	Argentina — 0.3%
$1,973,000	Argentina Republic Government International Bonds, (Step to 4.750% on 7/09/2027), 4.125%, 7/09/2035(c)	$1,420,560
1,341,000	Pan American Energy LLC, 7.750%, 1/15/2037(d)	1,337,648
1,690,000	Telecom Argentina SA, 9.250%, 5/28/2033(d)	1,748,334
2,530,000	YPF SA, 8.250%, 1/17/2034(d)	2,577,160
		7,083,702
	Australia — 2.0%
2,990,000	AngloGold Ashanti Holdings PLC, 3.375%, 11/01/2028	2,874,068
4,430,000	Australia Government Bonds, 3.000%, 11/21/2033, (AUD)	2,695,081
4,378,000	Australia Government Bonds, 4.250%, 12/21/2035, (AUD)	2,853,563
21,277,000	Australia Government Bonds, 4.250%, 3/21/2036, (AUD)	13,843,012
14,450,000	Glencore Funding LLC, 5.634%, 4/04/2034(d)	14,789,176
5,630,000	Glencore Funding LLC, 6.500%, 10/06/2033(d)	6,092,135
5,000,000	Macquarie Group Ltd., (fixed rate to 1/14/2032, variable rate thereafter), 2.871%, 1/14/2033(d)	4,473,600
125,000	Mineral Resources Ltd., 9.250%, 10/01/2028(d)	129,515
10,135,000	New South Wales Treasury Corp., 2.000%, 3/08/2033, (AUD)	5,668,798
		53,418,948
	Belgium — 0.1%
2,365,000	Anheuser-Busch InBev SA, EMTN, 3.700%, 4/02/2040, (EUR)	2,570,715
	Brazil — 0.9%
650,000	Axia Energia, 4.625%, 2/04/2030(d)	621,012
4,475,000	Brazil Government International Bonds, 6.000%, 10/20/2033	4,487,530
2,190,000	Brazil Government International Bonds, 6.125%, 3/15/2034	2,184,963
43,401 (e)	Brazil Notas do Tesouro Nacional, 10.000%, 1/01/2031, (BRL)	7,327,936
25,149 (e)	Brazil Notas do Tesouro Nacional, 10.000%, 1/01/2035, (BRL)	3,960,411
550,000	Suzano Austria GmbH, 3.750%, 1/15/2031	510,890
1,185,000	Suzano Austria GmbH, Series DM3N, 3.125%, 1/15/2032	1,042,115
2,470,000	Suzano Netherlands BV, 5.500%, 1/15/2036	2,389,725
		22,524,582
	Canada — 1.6%
75,000	1011778 BC ULC/New Red Finance, Inc., 3.500%, 2/15/2029(d)	71,601
20,000	1011778 BC ULC/New Red Finance, Inc., 3.875%, 1/15/2028(d)	19,550
4,825,000	1011778 BC ULC/New Red Finance, Inc., 4.000%, 10/15/2030(d)	4,535,139
650,000	1011778 BC ULC/New Red Finance, Inc., 5.625%, 9/15/2029(d)	651,416
268,238	Air Canada Pass-Through Trust, Series 2015-2, Class A, 4.125%, 6/15/2029(d)	263,351
551,320	Air Canada Pass-Through Trust, Series 2017-1, Class AA, 3.300%, 7/15/2031(d)	524,504
755,000	Antares Holdings LP, 3.750%, 7/15/2027(d)	733,741
See accompanying notes to financial statements.
| 16

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Global Allocation Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Canada — continued
$1,210,000	Antares Holdings LP, 3.950%, 7/15/2026(d)	$1,205,317
305,000	Antares Holdings LP, 7.950%, 8/11/2028(d)	316,249
1,385,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028(d)	1,268,258
2,835,000	Bell Telephone Co. of Canada or Bell Canada, MTN, 3.600%, 9/29/2027, (CAD)	2,043,112
1,735,000	Brookfield Finance I U.K. PLC/Brookfield Finance, Inc., 2.340%, 1/30/2032	1,491,776
1,015,000	Brookfield Finance, Inc., 3.900%, 1/25/2028	1,003,857
2,715,000	Brookfield Renewable Partners ULC, MTN, 4.250%, 1/15/2029, (CAD)	1,981,983
1,461,000	Canada Government Bonds, 2.500%, 11/01/2027, (CAD)	1,045,532
17,277,000	Canada Government Bonds, 2.750%, 3/01/2031, (CAD)	12,228,902
4,695,000	Enbridge Gas, Inc., MTN, 2.900%, 4/01/2030, (CAD)	3,300,641
4,770,000	Enbridge, Inc., MTN, 2.990%, 10/03/2029, (CAD)	3,364,134
4,670,000	Ontario Power Generation, Inc., MTN, 2.977%, 9/13/2029, (CAD)	3,297,971
655,000	Open Text Corp., 3.875%, 12/01/2029(d)	585,344
3,170,000	Open Text Holdings, Inc., 4.125%, 2/15/2030(d)	2,832,484
		42,764,862
	Chile — 0.8%
575,000	Antofagasta PLC, 2.375%, 10/14/2030	515,487
975,000	Antofagasta PLC, 5.625%, 5/13/2032	988,566
510,000	Antofagasta PLC, 6.250%, 5/02/2034(d)	532,543
2,265,000,000	Bonos de la Tesoreria de la Republica en pesos, 4.700%, 9/01/2030, (CLP)	2,384,764
2,485,000,000	Bonos de la Tesoreria de la Republica en pesos, 5.000%, 3/01/2035, (CLP)	2,579,786
805,000	Chile Government International Bonds, 2.550%, 1/27/2032	711,990
2,580,000	Colbun SA, 3.150%, 3/06/2030	2,392,873
2,550,000	Colbun SA, 5.375%, 9/11/2035(d)	2,490,970
1,960,000	Corp. Nacional del Cobre de Chile, 3.000%, 9/30/2029(d)	1,839,446
595,000	Empresa Nacional de Telecomunicaciones SA, 3.050%, 9/14/2032(d)	514,868
253,000	Empresa Nacional del Petroleo, 3.450%, 9/16/2031(d)	227,680
525,000	Enel Chile SA, 4.875%, 6/12/2028	527,886
2,690,000	Engie Energia Chile SA, 3.400%, 1/28/2030	2,501,686
1,075,000	Engie Energia Chile SA, 6.375%, 4/17/2034(d)	1,116,527
990,000	Sociedad Quimica y Minera de Chile SA, 5.500%, 9/10/2034(d)	980,496
870,000	Sociedad Quimica y Minera de Chile SA, 6.500%, 11/07/2033(d)	918,903
		21,224,471
	Colombia — 0.5%
3,920,000	Colombia Government International Bonds, 3.125%, 4/15/2031	3,340,075
1,080,000	Colombia Government International Bonds, 7.500%, 2/02/2034	1,103,361
355,000	Colombia Government International Bonds, 7.750%, 11/07/2036	362,792
29,559,900,000	Colombia TES, 7.500%, 8/26/2026, (COP)	7,890,890
1,300,000	Empresas Publicas de Medellin ESP, 4.250%, 7/18/2029(d)	1,206,582
		13,903,700
Principal Amount (‡)	Description	Value (†)

	Congo — 0.0%
$1,210,000	Ivanhoe Mines Ltd., 7.875%, 1/23/2030(d)	$1,222,960
	Denmark — 0.1%
2,055,000	Orsted AS, EMTN, 2.125%, 5/17/2027, (GBP)	2,625,099
	Dominican Republic — 0.1%
490,000	Dominican Republic International Bonds, 5.950%, 1/25/2027(d)	492,435
845,000	Dominican Republic International Bonds, 6.000%, 7/19/2028(d)	851,008
216,667	Dominican Republic International Bonds, 8.625%, 4/20/2027(d)	219,657
		1,563,100
	France — 0.1%
990,000	Credit Agricole SA, (fixed rate to 1/09/2035, variable rate thereafter), 5.862%, 1/09/2036(d)	1,019,796
1,410,000	Electricite de France SA, 4.875%, 9/21/2038(d)	1,306,882
1,400,000	Engie SA, 1.250%, 10/24/2041, (EUR)	1,028,172
		3,354,850
	Germany — 0.1%
1,833,000	Bundesobligation, 2.400%, 4/18/2030, (EUR)	2,095,211
340,000	ZF North America Capital, Inc., 6.750%, 4/23/2030(d)	328,910
400,000	ZF North America Capital, Inc., 6.875%, 4/14/2028(d)	404,084
690,000	ZF North America Capital, Inc., 6.875%, 4/23/2032(d)	655,571
265,000	ZF North America Capital, Inc., 7.125%, 4/14/2030(d)	261,579
		3,745,355
	Guatemala — 0.0%
1,050,000	CT Trust, 5.125%, 2/03/2032(d)	979,367
	India — 0.2%
2,940,000	Bharti Airtel Ltd., 3.250%, 6/03/2031	2,761,602
2,790,000	Export-Import Bank of India, 2.250%, 1/13/2031(d)	2,486,476
1,250,000	Power Finance Corp. Ltd., 3.950%, 4/23/2030(d)	1,208,312
		6,456,390
	Indonesia — 0.1%
38,112,000,000	Indonesia Treasury Bonds, 7.000%, 9/15/2030, (IDR)	2,262,407
	Ireland — 0.2%
3,245,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.300%, 1/30/2032	2,947,193
3,245,000	Ireland Government Bonds, Zero Coupon, 10/18/2031, (EUR)	3,204,402
		6,151,595
	Israel — 1.0%
1,405,000	Israel Electric Corp. Ltd., GMTN, 3.750%, 2/22/2032	1,294,167
2,755,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	2,838,515
10,005,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	7,416,518
510,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/09/2029	508,355
1,430,000	Teva Pharmaceutical Finance Netherlands III BV, 6.000%, 12/01/2032	1,467,666
See accompanying notes to financial statements.
17 |

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Global Allocation Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Israel — continued
$4,415,000	Teva Pharmaceutical Finance Netherlands III BV, 7.875%, 9/15/2029	$4,727,754
3,170,000	Teva Pharmaceutical Finance Netherlands III BV, 8.125%, 9/15/2031	3,543,806
5,445,000	Teva Pharmaceutical Finance Netherlands IV BV, 5.750%, 12/01/2030	5,514,103
		27,310,884
	Italy — 0.6%
2,225,000	Intesa Sanpaolo SpA, 6.625%, 6/20/2033(d)	2,410,342
7,315,000	Italy Buoni Poliennali Del Tesoro, 2.950%, 7/01/2030, (EUR)	8,378,949
990,000	Italy Buoni Poliennali Del Tesoro, 3.650%, 8/01/2035, (EUR)	1,128,514
830,000	UniCredit SpA, (fixed rate to 4/02/2029, variable rate thereafter), 7.296%, 4/02/2034(d)	873,434
2,055,000	UniCredit SpA, (fixed rate to 6/03/2031, variable rate thereafter), 3.127%, 6/03/2032(d)	1,888,146
1,460,000	UniCredit SpA, (fixed rate to 6/19/2027, variable rate thereafter), 5.861%, 6/19/2032(d)	1,469,928
825,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035(d)	823,514
		16,972,827
	Japan — 1.0%
1,114,720,600	Japan Government CPI-Linked Bonds, 0.100%, 3/10/2028, (JPY)	7,041,683
1,637,400,000	Japan Government Ten Year Bonds, 1.700%, 9/20/2035, (JPY)	9,786,948
899,000,000	Japan Government Thirty Year Bonds, 1.600%, 12/20/2053, (JPY)	3,633,103
774,000,000	Japan Government Thirty Year Bonds, 2.800%, 6/20/2055, (JPY)	4,117,141
2,020,000	Mizuho Financial Group, Inc., 2.564%, 9/13/2031	1,779,300
1,200,000	Sumitomo Mitsui Financial Group, Inc., 5.766%, 1/13/2033	1,248,857
		27,607,032
	Korea — 0.6%
11,413,150,000	Korea Treasury Bonds, 1.500%, 12/10/2030, (KRW)	6,719,041
7,628,470,000	Korea Treasury Bonds, 2.500%, 9/10/2030, (KRW)	4,722,821
3,129,530,000	Korea Treasury Bonds, 3.000%, 12/10/2034, (KRW)	1,912,426
3,868,290,000	Korea Treasury Bonds, 3.500%, 9/10/2028, (KRW)	2,522,505
200,000	SK Hynix, Inc., 6.375%, 1/17/2028(d)	206,474
140,000	SK Telecom Co. Ltd., 6.625%, 7/20/2027(d)	143,744
		16,227,011
	Luxembourg — 0.2%
1,905,000	Blackstone Property Partners Europe Holdings SARL, EMTN, 1.625%, 4/20/2030, (EUR)	2,000,113
280,000	Logicor Financing SARL, EMTN, 0.875%, 1/14/2031, (EUR)	275,679
955,000	Logicor Financing SARL, EMTN, 2.000%, 1/17/2034, (EUR)	909,192
1,403,000	Logicor Financing SARL, EMTN, 3.750%, 7/14/2032, (EUR)	1,560,303
		4,745,287
Principal Amount (‡)	Description	Value (†)

	Malaysia — 0.2%
9,404,000	Malaysia Government Bonds, 3.582%, 7/15/2032, (MYR)	$2,325,963
9,770,000	Malaysia Government Bonds, 3.828%, 7/05/2034, (MYR)	2,437,215
		4,763,178
	Mexico — 1.4%
770,000	America Movil SAB de CV, 2.125%, 3/10/2028, (EUR)	869,589
860,000	America Movil SAB de CV, 2.875%, 5/07/2030	801,144
855,000	Cemex SAB de CV, 5.450%, 11/19/2029	855,200
810,000	Cemex SAB de CV, (fixed rate to 6/08/2026, variable rate thereafter), 5.125%(d)(f)	806,631
1,775,000	Coca-Cola Femsa SAB de CV, 2.750%, 1/22/2030	1,664,581
2,580,000	Comision Federal de Electricidad, 6.045%, 1/28/2034(d)	2,500,278
1,085,000	El Puerto de Liverpool SAB de CV, 6.658%, 1/22/2037(d)	1,112,125
10,000,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	336,662
1,515,000	Kimberly-Clark de Mexico SAB de CV, 2.431%, 7/01/2031	1,380,135
840,000	Kimberly-Clark de Mexico SAB de CV, 2.431%, 7/01/2031(d)	765,223
629,822 (g)	Mexico Bonos, 7.500%, 6/03/2027, (MXN)	3,514,922
1,510,000 (g)	Mexico Bonos, 8.000%, 4/15/2032, (MXN)	7,994,096
987,250 (g)	Mexico Bonos, 8.000%, 2/21/2036, (MXN)	5,045,259
554,445 (g)	Mexico Bonos, 8.500%, 11/18/2038, (MXN)	2,842,540
2,335,000	Mexico Government International Bonds, 3.250%, 4/16/2030	2,177,387
1,645,000	Mexico Government International Bonds, 3.500%, 2/12/2034	1,400,718
196,000	Mexico Government International Bonds, 4.000%, 3/15/2115, (EUR)	147,547
610,000	Mexico Government International Bonds, 4.875%, 5/19/2033	577,213
1,430,000	Mexico Government International Bonds, 5.850%, 7/02/2032	1,435,148
550,000	Mexico Government International Bonds, 6.000%, 5/07/2036	546,233
1,070,000	Mexico Government International Bonds, 6.125%, 2/09/2038	1,042,715
		37,815,346
	Morocco — 0.1%
3,310,000	OCP SA, 6.750%, 5/02/2034(d)	3,441,374
	Netherlands — 0.1%
1,600,000	Netherlands Government Bonds, Zero Coupon, 1/15/2029, (EUR)	1,717,656
	New Zealand — 1.1%
4,200,000	Fonterra Co-Operative Group Ltd., MTN, 3.750%, 6/16/2026, (AUD)	2,891,727
700,000	Fonterra Co-Operative Group Ltd., MTN, 4.000%, 11/02/2027, (AUD)	472,929
5,520,000	New Zealand Government Bonds, 1.500%, 5/15/2031, (NZD)	2,773,053
13,140,000	New Zealand Government Bonds, 3.000%, 4/20/2029, (NZD)	7,368,243
See accompanying notes to financial statements.
| 18

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Global Allocation Fund (continued)
Principal Amount (‡)	Description	Value (†)

	New Zealand — continued
4,593,000	New Zealand Government Bonds, 3.500%, 4/14/2033, (NZD)	$2,486,152
22,614,000	New Zealand Government Bonds, 4.250%, 5/15/2036, (NZD)	12,486,633
		28,478,737
	Nigeria — 0.1%
2,345,000	IHS Holding Ltd., 7.875%, 5/29/2030(d)	2,375,857
	Norway — 0.4%
2,790,000	Equinor ASA, 3.625%, 4/06/2040	2,330,456
19,765,000	Norway Government Bonds, 1.375%, 8/19/2030, (NOK)	1,798,934
50,550,000	Norway Government Bonds, 1.750%, 2/17/2027, (NOK)	5,104,643
		9,234,033
	Paraguay — 0.0%
635,000	Paraguay Government International Bonds, 4.950%, 4/28/2031(d)	632,142
183,000	Paraguay Government International Bonds, 5.000%, 4/15/2026(d)	182,995
		815,137
	Peru — 0.0%
1,213,000	Banco de Credito del Peru SA, (fixed rate to 10/15/2031, variable rate thereafter), 5.650%, 1/15/2037(d)	1,182,978
	Poland — 0.2%
5,914,000	Republic of Poland Government Bonds, 1.250%, 10/25/2030, (PLN)	1,341,678
11,720,000	Republic of Poland Government Bonds, 4.500%, 7/25/2030, (PLN)	3,074,953
		4,416,631
	Romania — 0.1%
1,460,000	Romania Government International Bonds, 6.125%, 10/07/2037, (EUR)(d)	1,636,701
	Singapore — 0.3%
8,755,000	Singapore Government Bonds, 2.125%, 6/01/2026, (SGD)	6,816,330
	South Africa — 1.3%
1,400,000	Anglo American Capital PLC, 2.625%, 9/10/2030(d)	1,277,273
1,400,000	Anglo American Capital PLC, 5.625%, 4/01/2030(d)	1,443,646
101,590,000	Republic of South Africa Government Bonds, 8.875%, 2/28/2035, (ZAR)	5,897,817
37,055,000	Republic of South Africa Government Bonds, 9.000%, 1/31/2040, (ZAR)	2,056,488
6,640,000	Republic of South Africa Government International Bonds, 5.750%, 9/30/2049	5,133,980
17,435,000	Republic of South Africa Government International Bonds, 7.100%, 11/19/2036(d)	17,808,369
		33,617,573
	Spain — 0.3%
800,000	Banco Santander SA, 6.938%, 11/07/2033	897,194
3,700,000	Cellnex Telecom SA, EMTN, 1.750%, 10/23/2030, (EUR)	3,917,433
Principal Amount (‡)	Description	Value (†)

	Spain — continued
700,000	Naturgy Finance Iberia SA, EMTN, 1.500%, 1/29/2028, (EUR)	$786,316
2,100,000	Spain Government Bonds, 1.250%, 10/31/2030, (EUR)	2,255,021
		7,855,964
	Supranationals — 0.3%
10,030,000	International Bank for Reconstruction & Development, 1.200%, 7/22/2026, (CAD)	7,184,309
	Sweden — 0.1%
40,955,000	Sweden Government Bonds, 0.125%, 5/12/2031, (SEK)	3,820,719
	Switzerland — 0.1%
2,960,000	UBS Group AG, (fixed rate to 5/14/2031, variable rate thereafter), 3.091%, 5/14/2032(d)	2,714,545
690,000	UBS Group AG, (fixed rate to 8/05/2030, variable rate thereafter), 6.600%(d)(f)	673,464
		3,388,009
	Turkey — 0.1%
1,050,000	Turk Telekomunikasyon AS, 6.950%, 10/07/2032(d)	1,022,497
1,415,000	Turkcell Iletisim Hizmetleri AS, 5.800%, 4/11/2028	1,405,221
		2,427,718
	United Arab Emirates — 0.0%
201,000	DP World Crescent Ltd., 5.500%, 5/08/2035	197,252
	United Kingdom — 1.3%
1,350,000	CK Hutchison International 19 Ltd., 3.625%, 4/11/2029(d)	1,320,645
1,420,000	Diageo Capital PLC, 2.125%, 4/29/2032	1,224,950
1,180,000	Global Auto Holdings Ltd./AAG FH U.K. Ltd., 8.375%, 1/15/2029(d)	1,083,287
855,000	Global Auto Holdings Ltd./AAG FH U.K. Ltd., 11.500%, 8/15/2029(d)	850,651
65,000	Macquarie Airfinance Holdings Ltd., 6.400%, 3/26/2029(d)	67,348
135,000	Macquarie Airfinance Holdings Ltd., 6.500%, 3/26/2031(d)	141,364
955,000	Santander U.K. Group Holdings PLC, (fixed rate to 1/11/2027, variable rate thereafter), 2.469%, 1/11/2028	939,289
1,455,000	Standard Chartered PLC, (fixed rate to 11/18/2030, variable rate thereafter), 3.265%, 2/18/2036(d)	1,323,179
235,000	U.K. Gilts, 4.125%, 1/29/2027, (GBP)	310,463
7,975,000	U.K. Gilts, 4.125%, 7/22/2029, (GBP)	10,465,970
12,340,000	U.K. Gilts, 4.250%, 7/31/2034, (GBP)	15,715,788
		33,442,934
	United States — 11.6%
1,775,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.000%, 1/15/2031(d)	1,790,109
1,155,000	Allison Transmission, Inc., 3.750%, 1/30/2031(d)	1,075,109
965,000	American Honda Finance Corp., 5.150%, 7/09/2032	966,853
570,000	Amynta Agency Borrower, Inc. & Amynta Warranty Borrower, Inc., 7.500%, 7/15/2033(d)	540,552
260,000	Aptiv Swiss Holdings Ltd., 1.600%, 9/15/2028, (EUR)	288,305
425,000	Ashland, Inc., 3.375%, 9/01/2031(d)	381,624
See accompanying notes to financial statements.
19 |

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Global Allocation Fund (continued)
Principal Amount (‡)	Description	Value (†)

	United States — continued
$420,000	Avantor Funding, Inc., 4.625%, 7/15/2028(d)	$409,926
355,000	Axon Enterprise, Inc., 6.125%, 3/15/2030(d)	360,874
1,675,000	Axon Enterprise, Inc., 6.250%, 3/15/2033(d)	1,709,750
4,174,000	Ball Corp., 5.500%, 9/15/2033	4,176,396
1,030,000	Bank of America Corp., (fixed rate to 3/08/2032, variable rate thereafter), 3.846%, 3/08/2037	954,084
1,370,000	Bank of America Corp., (fixed rate to 9/21/2031, variable rate thereafter), 2.482%, 9/21/2036	1,185,190
5,000	Bausch & Lomb Corp., 8.375%, 10/01/2028(d)	5,162
373,000	Black Pearl Compute LLC, 6.125%, 2/15/2031(d)	379,638
1,059,000	Block, Inc., 3.500%, 6/01/2031	962,997
1,168,000	Blue Owl Finance LLC, 6.250%, 4/18/2034	1,122,894
1,261,000	Boeing Co., 3.625%, 2/01/2031	1,199,239
365,000	Boeing Co., 5.150%, 5/01/2030	371,110
899,000	Boeing Co., 5.705%, 5/01/2040	900,413
3,350,000	Boeing Co., 5.805%, 5/01/2050	3,238,533
5,145,000	Boeing Co., 6.528%, 5/01/2034	5,604,668
5,085,000	Boeing Co., 6.858%, 5/01/2054	5,596,423
115,000	BPR Trust, Series 2021-NRD, Class E, 1 mo. USD SOFR + 5.621%, 9.294%, 12/15/2038(c)(d)	114,040
875,000	BPR Trust, Series 2021-NRD, Class F, 1 mo. USD SOFR + 6.870%, 10.543%, 12/15/2038(c)(d)	859,086
2,845,000	Broadcom, Inc., 2.600%, 2/15/2033	2,487,574
5,095,000	Broadcom, Inc., 3.419%, 4/15/2033	4,658,988
6,870,000	Broadcom, Inc., 3.469%, 4/15/2034	6,186,010
2,485,000	Broadcom, Inc., 4.150%, 4/15/2032(d)	2,404,242
989,000	Carnival Corp., 5.750%, 3/15/2030(d)	996,845
3,849,000	CDW LLC/CDW Finance Corp., 5.550%, 8/22/2034	3,782,488
420,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.950%, 6/30/2062	246,775
430,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.384%, 10/23/2035	436,658
990,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.550%, 6/01/2034	1,027,772
490,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.650%, 2/01/2034	511,136
188,000	Chemours Co., 5.750%, 11/15/2028(d)	186,143
150,000	Chord Energy Corp., 6.000%, 10/01/2030(d)	151,990
2,635,000	Chord Energy Corp., 6.750%, 3/15/2033(d)	2,720,485
312,000	Cipher Compute LLC, 7.125%, 11/15/2030(d)	323,241
516,000	Commercial Metals Co., 5.750%, 11/15/2033(d)	510,575
729,000	Commercial Metals Co., 6.000%, 12/15/2035(d)	718,681
3,473,000	Continental Resources, Inc., 2.875%, 4/01/2032(d)	3,041,978
4,662,000	Continental Resources, Inc., 5.750%, 1/15/2031(d)	4,751,327
2,191,000	CSC Holdings LLC, 3.375%, 2/15/2031(d)	1,287,098
1,995,000	CSC Holdings LLC, 4.125%, 12/01/2030(d)	1,197,177
2,395,000	CSC Holdings LLC, 4.500%, 11/15/2031(d)	1,420,016
7,110,000	CSC Holdings LLC, 4.625%, 12/01/2030(d)	2,508,887
1,850,000	CSC Holdings LLC, 5.000%, 11/15/2031(d)	666,987
6,802,000	CSC Holdings LLC, 5.375%, 2/01/2028(d)	5,030,427
495,000	CSC Holdings LLC, 5.750%, 1/15/2030(d)	187,893
Principal Amount (‡)	Description	Value (†)

	United States — continued
$805,000	CSC Holdings LLC, 7.500%, 4/01/2028(d)	$443,035
1,573,000	CSC Holdings LLC, 11.250%, 5/15/2028(d)	1,285,367
940,000	DH Europe Finance II SARL, 0.750%, 9/18/2031, (EUR)	938,391
50,000	Dillard's, Inc., 7.000%, 12/01/2028	51,833
8,000	Dillard's, Inc., 7.750%, 7/15/2026	8,041
2,959,000	Directv Financing LLC, 8.875%, 2/01/2030(d)	2,952,417
1,075,000	Directv Financing LLC, 8.875%, 2/01/2030(d)	1,069,990
1,630,000	Directv Financing LLC/Directv Financing Co-Obligor, Inc., 10.000%, 2/15/2031(d)	1,663,952
6,065,000	Discovery Communications LLC, 3.625%, 5/15/2030	5,638,784
443,000	Discovery Communications LLC, 6.350%, 6/01/2040	324,639
6,939,000	Discovery Global Holdings, Inc., 4.279%, 3/15/2032	6,141,015
6,385,000	DISH DBS Corp., 5.250%, 12/01/2026(d)	6,330,238
795,000	DISH DBS Corp., 5.750%, 12/01/2028(d)	768,918
2,395,000	DISH DBS Corp., 7.750%, 7/01/2026	2,383,437
22,054,106	EchoStar Corp., 10.750%, 11/30/2029	23,823,965
1,707,260	EchoStar Corp., 6.750% PIK and/or 6.750% Cash, 11/30/2030(h)	1,723,919
835,000	Equinix Europe 2 Financing Corp. LLC, 3.250%, 3/15/2031, (EUR)	934,116
514,000	Esab Corp., 5.625%, 4/01/2031(d)	517,603
5,555,000	Fair Isaac Corp., 6.000%, 5/15/2033(d)	5,450,685
345,000	Freedom Mortgage Holdings LLC, 8.375%, 4/01/2032(d)	339,375
235,000	Freedom Mortgage Holdings LLC, 9.125%, 5/15/2031(d)	238,877
2,710,000	Freeport-McMoRan, Inc., 4.375%, 8/01/2028	2,690,022
4,795,000	Freeport-McMoRan, Inc., 5.400%, 11/14/2034	4,865,350
306,000	GFL Environmental Holdings U.S., Inc., 5.500%, 2/01/2034(d)	300,124
480,000	GFL Environmental, Inc., 4.375%, 8/15/2029(d)	467,003
175,000	GFL Environmental, Inc., 6.750%, 1/15/2031(d)	181,095
580,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc., 5.250%, 12/01/2027(d)	577,636
2,330,000	Goldman Sachs Group, Inc., (fixed rate to 1/21/2036, variable rate thereafter), 5.065%, 1/21/2037	2,277,976
2,440,000	HCA, Inc., 5.125%, 6/15/2039	2,299,510
1,035,000	Hess Midstream Operations LP, 4.250%, 2/15/2030(d)	994,570
4,695,000	Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032(d)	4,266,206
274,000	Hilton Domestic Operating Co., Inc., 5.500%, 3/31/2034(d)	267,692
475,000	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 4.875%, 7/01/2031(d)	428,619
510,000	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.625%, 1/15/2032(d)	503,733
1,235,000	Hologic, Inc., 3.250%, 2/15/2029(d)	1,232,854
1,580,000	Iron Mountain, Inc., 4.875%, 9/15/2029(d)	1,537,243
895,000	Iron Mountain, Inc., 5.250%, 7/15/2030(d)	869,544
795,000	JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, 3.750%, 12/01/2031	742,427
See accompanying notes to financial statements.
| 20

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Global Allocation Fund (continued)
Principal Amount (‡)	Description	Value (†)

	United States — continued
$765,000	JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, 6.750%, 3/15/2034	$841,384
1,740,000	Jefferies Financial Group, Inc., 6.200%, 4/14/2034	1,774,473
530,000	JH North America Holdings, Inc., 5.875%, 1/31/2031(d)	525,596
755,000	JH North America Holdings, Inc., 6.125%, 7/31/2032(d)	751,991
5,680,000	JPMorgan Chase & Co., Series OO, (fixed rate to 4/01/2030, variable rate thereafter), 6.500%(f)	5,828,447
545,000	Kingpin Intermediate Holdings LLC, 7.250%, 10/15/2032(d)	481,548
225,000	Lamb Weston Holdings, Inc., 4.875%, 5/15/2028(d)	222,360
612,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029(d)	580,260
447,000	Matador Resources Co., 6.500%, 4/15/2032(d)	451,868
615,000	Medtronic Global Holdings SCA, 1.125%, 3/07/2027, (EUR)	699,766
230,000	Molina Healthcare, Inc., 3.875%, 11/15/2030(d)	205,627
795,000	Molina Healthcare, Inc., 3.875%, 5/15/2032(d)	690,554
435,000	Molina Healthcare, Inc., 4.375%, 6/15/2028(d)	420,629
868,000	Molina Healthcare, Inc., 6.500%, 2/15/2031(d)	853,335
1,684,000	Morgan Stanley, (fixed rate to 1/18/2036, variable rate thereafter), 5.314%, 1/18/2041	1,625,603
897,000	Morgan Stanley, (fixed rate to 1/19/2033, variable rate thereafter), 5.948%, 1/19/2038	918,897
3,655,000	Morgan Stanley, (fixed rate to 9/16/2031, variable rate thereafter), 2.484%, 9/16/2036	3,144,717
1,035,000	NCL Corp. Ltd., 6.750%, 2/01/2032(d)	1,027,147
20,000	NGPL PipeCo LLC, 7.768%, 12/15/2037(d)	23,159
274,000	OAK-Eagle Acquireco, Inc., 7.250%, 7/01/2033(d)	283,890
575,000	ONEOK, Inc., 5.450%, 6/01/2047	518,485
3,281,000	Oracle Corp., 6.700%, 2/04/2056	3,045,108
1,425,000	Oracle Corp., 6.850%, 2/04/2066	1,310,034
710,000	Osaic Holdings, Inc., 6.750%, 8/01/2032(d)	710,089
278,000	Paramount Global, 4.200%, 5/19/2032	238,322
529,000	Paramount Global, 4.950%, 1/15/2031	490,020
471,000	Paramount Global, 7.875%, 7/30/2030	491,689
1,285,000	PetSmart LLC/PetSmart Finance Corp., 7.500%, 9/15/2032(d)	1,291,258
3,210,000	Pilgrim's Pride Corp., 3.500%, 3/01/2032	2,913,859
315,000	Pilgrim's Pride Corp., 4.250%, 4/15/2031	300,893
1,575,000	Post Holdings, Inc., 4.500%, 9/15/2031(d)	1,464,453
2,165,000	Prologis Euro Finance LLC, 0.250%, 9/10/2027, (EUR)	2,391,183
1,450,000	Prologis Euro Finance LLC, 1.875%, 1/05/2029, (EUR)	1,602,982
365,000	Prologis LP, 2.250%, 6/30/2029, (GBP)	445,223
2,264,000	Quikrete Holdings, Inc., 6.375%, 3/01/2032(d)	2,295,703
430,000	Realty Income Corp., 5.125%, 7/06/2034, (EUR)	525,306
1,100,000	Realty Income Corp., EMTN, 1.625%, 12/15/2030, (GBP)	1,233,199
2,193,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031(d)	2,023,652
2,156,000	Royal Caribbean Cruises Ltd., 4.750%, 5/15/2033	2,081,748
Principal Amount (‡)	Description	Value (†)

	United States — continued
$1,614,000	Royal Caribbean Cruises Ltd., 5.250%, 2/27/2038	$1,535,423
472,000	Royal Caribbean Cruises Ltd., 5.375%, 1/15/2036	463,715
3,280,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028(d)	3,317,078
3,370,000	Royal Caribbean Cruises Ltd., 5.625%, 9/30/2031(d)	3,403,220
400,000	Royal Caribbean Cruises Ltd., 6.250%, 3/15/2032(d)	408,953
1,690,000	Ryan Specialty LLC, 5.875%, 8/01/2032(d)	1,670,336
1,115,000	Seagate Data Storage Technology Pte. Ltd., 4.091%, 6/01/2029(d)	1,079,146
269,000	Sensata Technologies BV, 4.000%, 4/15/2029(d)	259,574
830,000	Sensata Technologies, Inc., 3.750%, 2/15/2031(d)	769,842
220,000	Sensata Technologies, Inc., 4.375%, 2/15/2030(d)	210,393
910,000	Sensata Technologies, Inc., 6.625%, 7/15/2032(d)	928,185
1,015,000	SM Energy Co., 6.750%, 8/01/2029(d)	1,030,374
280,000	SM Energy Co., 7.000%, 8/01/2032(d)	285,906
240,000	SM Energy Co., 8.375%, 7/01/2028(d)	246,606
1,185,000	SM Energy Co., 8.625%, 11/01/2030(d)	1,250,277
245,000	SM Energy Co., 8.750%, 7/01/2031(d)	256,097
686,000	Solstice Advanced Materials, Inc., 5.625%, 9/30/2033(d)	676,425
28,000	Sunoco LP, 5.375%, 7/15/2031(d)	27,775
105,000	Sunoco LP, 5.625%, 3/15/2031(d)	104,518
2,860,000	Synopsys, Inc., 5.700%, 4/01/2055	2,734,397
1,414,000	Talen Energy Supply LLC, 6.250%, 2/01/2034(d)	1,398,246
875,000	Targa Resources Corp., 6.125%, 3/15/2033	925,383
588,000	Taylor Morrison Communities, Inc., 5.750%, 11/15/2032(d)	588,514
245,000	Thermo Fisher Scientific Finance I BV, 2.000%, 10/18/2051, (EUR)	176,984
100,000	Thermo Fisher Scientific, Inc., EMTN, 1.500%, 10/01/2039, (EUR)	84,211
2,805,000	T-Mobile USA, Inc., 3.875%, 4/15/2030	2,731,708
400,000	TopBuild Corp., 4.125%, 2/15/2032(d)	368,632
1,006,000	TopBuild Corp., 5.625%, 1/31/2034(d)	984,644
405,000	TransDigm, Inc., 6.750%, 8/15/2028(d)	409,625
875,000	Travel & Leisure Co., 4.500%, 12/01/2029(d)	836,709
920,000	Travel & Leisure Co., 4.625%, 3/01/2030(d)	877,762
615,000	Travel & Leisure Co., 6.125%, 9/01/2033(d)	607,005
2,980,000	TriNet Group, Inc., 3.500%, 3/01/2029(d)	2,701,319
6,840,000	U.S. Treasury Bonds, 3.000%, 5/15/2045	5,205,347
1,198,000	U.S. Treasury Notes, 2.750%, 8/15/2032	1,108,010
14,117,000	U.S. Treasury Notes, 4.000%, 3/31/2030(i)	14,167,733
15,605,000	U.S. Treasury Notes, 4.000%, 11/15/2035	15,222,190
1,525,000	United Rentals North America, Inc., 3.750%, 1/15/2032	1,397,637
1,090,000	United Rentals North America, Inc., 6.125%, 3/15/2034(d)	1,103,720
1,665,000	Venture Global LNG, Inc., (fixed rate to 9/30/2029, variable rate thereafter), 9.000%(d)(f)	1,658,417
1,061,000	Venture Global Plaquemines LNG LLC, 6.125%, 12/15/2030(d)	1,091,160
4,380,000	Venture Global Plaquemines LNG LLC, 6.500%, 1/15/2034(d)	4,565,906
See accompanying notes to financial statements.
21 |

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Global Allocation Fund (continued)
Principal Amount (‡)	Description	Value (†)

	United States — continued
$540,000	Venture Global Plaquemines LNG LLC, 6.500%, 6/15/2034(d)	$562,114
1,045,000	Venture Global Plaquemines LNG LLC, 6.750%, 1/15/2036(d)	1,106,814
1,778,000	Venture Global Plaquemines LNG LLC, 7.500%, 5/01/2033(d)	1,954,385
440,000	Venture Global Plaquemines LNG LLC, 7.750%, 5/01/2035(d)	493,142
3,095,000	Verizon Communications, Inc., Series MPLE, 2.500%, 5/16/2030, (CAD)	2,118,866
2,149,000	Wells Fargo & Co., (fixed rate to 1/23/2036, variable rate thereafter), 4.960%, 1/23/2037	2,093,431
475,000	Western Midstream Operating LP, 5.250%, 2/01/2050	400,624
470,000	Western Midstream Operating LP, 5.300%, 3/01/2048	397,263
150,000	Western Midstream Operating LP, 5.450%, 4/01/2044	133,439
115,000	Western Midstream Operating LP, 5.500%, 8/15/2048	99,369
840,000	Western Midstream Operating LP, 6.150%, 4/01/2033	876,691
495,000	Yum! Brands, Inc., 3.625%, 3/15/2031	457,268
1,695,000	Yum! Brands, Inc., 4.625%, 1/31/2032	1,618,602
		307,070,136
	Uruguay — 0.1%
75,685,000	Uruguay Government International Bonds, 8.250%, 5/21/2031, (UYU)	1,928,538
	Total Non-Convertible Bonds (Identified Cost $816,421,151)	788,342,254

Convertible Bonds — 0.2%
	United States — 0.2%
1,162,657	EchoStar Corp., 3.875% PIK and/or 3.875% Cash, 11/30/2030(h)	4,153,127
	Total Convertible Bonds (Identified Cost $1,223,147)	4,153,127

Municipals — 0.0%
	United States — 0.0%
115,000	Tobacco Settlement Financing Corp., Series A-1, 6.706%-, 6/01/2046 (Identified cost $114,991)	87,445
	Total Bonds and Notes (Identified Cost $817,759,289)	792,582,826

Senior Loans — 1.2%
	Ireland — 0.1%
1,409,999	Flutter Financing BV, 2024 Term Loan B, 3 mo. USD SOFR + 1.750%, 5.450%, 11/30/2030(c)(j)	1,392,374
476,400	Flutter Financing BV, 2025 Term Loan B, 3 mo. USD SOFR + 2.000%, 5.700%, 6/04/2032(c)(j)	470,445
		1,862,819
	United Kingdom — 0.2%
6,084,187	Ardonagh Midco 3 PLC, 2024 USD Term Loan B, USD SOFR + 2.750%, 6.374%, 2/15/2031(c)(j)	5,935,916
	United States — 0.9%
625,000	Advanced Drainage Systems, Inc., 2026 Term Loan B, 1 mo. USD SOFR + 1.625%, 5.298%, 2/28/2033(c)(j)	626,956
Principal Amount (‡)	Description	Value (†)

	United States — continued
$600,000	Allison Transmission, Inc., 2025 Incremental Term Loan B, 1 mo. USD SOFR + 1.750%, 5.422%, 1/02/2033(c)(j)	$601,500
100,000	Aramark Services, Inc., 2025 Repriced Term Loan, 1 mo. USD SOFR + 1.750%, 5.418%, 4/06/2028(c)(j)	100,000
899,365	Aramark Services, Inc., 2025 Term Loan, 1 mo. USD SOFR + 1.750%, 5.418%, 6/22/2030(c)(j)	899,366
1,089,465	Asplundh Tree Expert LLC, 2024 Incremental Term Loan B, 1 mo. USD SOFR + 1.750%, 5.418%, 5/23/2031(c)	1,091,372
40,574	Baldwin Insurance Group Holdings LLC, 2025 Term Loan B2, 1 mo. USD SOFR + 2.500%, 6.178%, 5/26/2031(c)(j)	39,831
496,388	Bausch & Lomb Corp., 2025 Repriced Term Loan, 1 mo. USD SOFR + 3.750%, 7.418%, 1/15/2031(c)(j)	497,008
2,650,000	BioMarin Pharmaceutical, Inc., Term Loan B, 1/28/2033(k)	2,641,732
400,000	CACI International, Inc., 2026 Incremental Term Loan B2, 3/09/2033(k)	399,500
203,474	Ciena Corp., 2025 Repriced Term Loan B, 1 mo. USD SOFR + 1.750%, 5.425%, 10/24/2030(c)(j)	203,388
202,945	Citadel Securities LP, 2024 First Lien Term Loan, 3 mo. USD SOFR + 2.000%, 5.700%, 10/31/2031(c)(j)	203,059
648,375	Clean Harbors, Inc., 2025 Term Loan, 1 mo. USD SOFR + 1.500%, 5.168%, 10/08/2032(c)(j)	652,265
188,101	DaVita, Inc., 2025 Term Loan B, 1 mo. USD SOFR + 1.750%, 5.418%, 5/09/2031(c)(j)	188,336
613,800	DK Crown Holdings, Inc., 2025 Term Loan B, 1 mo. USD SOFR + 1.750%, 5.419%, 3/04/2032(c)(j)	612,652
1,050,000	Electronic Arts, Inc., USD Term Loan B, 3/24/2033(k)	1,043,438
1,475,000	Gryphon Acquire Newco LLC, Term Loan B, 3 mo. USD SOFR + 3.000%, 6.675%, 9/13/2032(c)(j)	1,475,369
24,163	Hanger, Inc., 2024 Delayed Draw Term Loan, 3.500%, 10/23/2031(l)	24,206
40,091	Hanger, Inc., 2024 Delayed Draw Term Loan, 1 mo. USD SOFR + 3.500%, 5.788%, 10/23/2031(c)(j)	40,161
495,884	Hanger, Inc., 2024 Term Loan B, 1 mo. USD SOFR + 3.500%, 7.168%, 10/23/2031(c)(j)	496,752
746,411	Hilton Domestic Operating Co., Inc., 2023 Term Loan B4, 1 mo. USD SOFR + 1.750%, 5.429%, 11/08/2030(c)	747,345
808,993	Kaseya, Inc., 2025 1st Lien Term Loan B, 1 mo. USD SOFR + 3.250%, 6.918%, 3/22/2032(c)(j)	753,374
98,503	Light & Wonder International, Inc., 2026 Term Loan B, 1 mo. USD SOFR + 2.000%, 5.675%, 4/16/2029(c)(j)	98,421
797,805	Novelis Corp., 2025 Term Loan B, 3 mo. USD SOFR + 1.750%, 5.450%, 3/11/2032(c)(j)	797,470
2,072,256	NRG Energy, Inc., 2024 Term Loan, 3 mo. USD SOFR + 1.750%, 5.521%, 4/16/2031(c)(j)	2,074,515
36,051	PetSmart, Inc., 2025 USD Term Loan B, 8/18/2032(k)	35,771
See accompanying notes to financial statements.
| 22

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Global Allocation Fund (continued)
Principal Amount (‡)	Description	Value (†)

	United States — continued
$229,465	Resideo Funding, Inc., 2024 1st Lien Term Loan B, 1 mo. USD SOFR + 2.000%, 5.673%, 2/11/2028(c)(j)	$229,465
204,807	Resideo Funding, Inc., 2024 M&A 1st lien Term Loan B, 6 mo. USD SOFR + 2.000%, 5.641%, 6/13/2031(c)(j)	203,656
152,075	Ryan Specialty Group LLC, 2024 USD Term Loan B, 1 mo. USD SOFR + 2.000%, 5.668%, 9/15/2031(c)(j)	151,695
755,000	Solstice Advanced Materials, Inc., Term Loan B, 3 mo. USD SOFR + 1.750%, 5.417%, 10/29/2032(c)(j)	758,148
148,503	Terex Corp., 2025 Term Loan, 1 mo. USD SOFR + 1.750%, 5.418%, 10/08/2031(c)(j)	148,596
2,033,405	Trans Union LLC, 2024 Term Loan B8, 3 mo. USD SOFR + 1.750%, 5.450%, 6/24/2031(c)(j)	2,021,062
310,000	TransDigm, Inc., 2026 Term Loan N, 1 mo. USD SOFR + 2.500%, 6.168%, 2/13/2033(c)(j)	310,059
270,504	Truist Insurance Holdings LLC, 2024 Term Loan B, 3 mo. USD SOFR + 2.750%, 6.450%, 5/06/2031(c)(j)	266,363
163,747	United Rentals, Inc., 2025 Repriced Term Loan B, 1 mo. USD SOFR + 1.500%, 5.168%, 2/14/2031(c)(j)	164,197
2,043,600	Wyndham Hotels & Resorts, Inc., 2024 Term Loan, 1 mo. USD SOFR + 1.750%, 5.418%, 5/24/2030(c)(j)	2,048,995
		22,646,023
	Total Senior Loans (Identified Cost $30,666,912)	30,444,758

Collateralized Loan Obligations — 0.3%
450,000	Anchorage Capital CLO 6 Ltd., Series 2015-6A, Class AR4, 3 mo. USD SOFR + 1.370%, 5.039%, 7/22/2038(c)(d)	450,396
1,695,000	Benefit Street Partners CLO XXXVIII Ltd., Series 2024-38A, Class A, 3 mo. USD SOFR + 1.310%, 4.978%, 1/25/2038(c)(d)	1,696,595
455,000	Birch Grove CLO 13 Ltd., Series 2025-13A, Class A1, 3 mo. USD SOFR + 1.310%, 5.467%, 10/23/2038(c)(d)	455,063
315,000	CIFC Funding Ltd., Series 2019-7A, Class A1R, 3 mo. USD SOFR + 1.280%, 4.948%, 10/19/2038(c)(d)	315,000
510,000	Crown City CLO I, Series 2020-1A, Class A1RR, 3 mo. USD SOFR + 1.370%, 5.038%, 7/20/2038(c)(d)	510,140
250,000	Diameter Capital CLO 10 Ltd., Series 2025-10A, Class A, 3 mo. USD SOFR + 1.310%, 4.978%, 4/20/2038(c)(d)	250,372
665,000	Garnet CLO 2 Ltd., Series 2025-2A, Class A, 3 mo. USD SOFR + 1.350%, 5.431%, 10/20/2038(c)(d)	664,445
380,000	GCP CLO Warehouse JP Ltd., Series 2025-82A, Class A1, 3 mo. USD SOFR + 1.260%, 5.226%, 10/15/2038(c)(d)	379,618
305,000	Northwoods Capital 20 Ltd., Series 2019-20A, Class AR2, 3 mo. USD SOFR + 1.340%, 5.008%, 10/25/2038(c)(d)	305,090
530,000	OCP CLO Ltd., Series 2020-18A, Class A1R2, 3 mo. USD SOFR + 1.370%, 5.038%, 7/20/2037(c)(d)	530,103
Principal Amount (‡)	Description	Value (†)

$760,000	OHA Credit Funding 10-R Ltd., Series 2021-10RA, Class A1, 3 mo. USD SOFR + 1.260%, 4.928%, 7/18/2037(c)(d)	$760,114
475,000	OHA Loan Funding Ltd., Series 2015-1A, Class A1R4, 3 mo. USD SOFR + 1.250%, 4.918%, 10/19/2038(c)(d)	475,000
565,000	Regatta 35 Funding Ltd., Series 2025-5A, Class A1, 3 mo. USD SOFR + 1.290%, 4.962%, 10/15/2038(c)(d)	565,065
650,000	Silver Point CLO 12 Ltd., Series 2025-12A, Class A1, 3 mo. USD SOFR + 1.310%, 5.289%, 10/15/2038(c)(d)	649,505
675,000	TPG CLO Ltd., Series 2025-1A, Class A1, 3 mo. USD SOFR + 1.370%, 5.333%, 7/15/2037(c)(d)	674,482
	Total Collateralized Loan Obligations (Identified Cost $8,686,328)	8,680,988

Short-Term Investments — 1.6%
41,642,736	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2026 at 2.150% to be repurchased at $41,645,223 on 4/01/2026 collateralized by $44,512,100 U.S. Treasury Note, 0.500% due 8/31/2027 valued at $42,475,692 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $41,642,736)	41,642,736
	Total Investments — 99.6% (Identified Cost $2,204,023,341)	2,639,825,363
	Other assets less liabilities — 0.4%	11,372,679
	Net Assets — 100.0%	$2,651,198,042

(†)	See Note 2 of Notes to Financial Statements.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(a)	Securities subject to restriction on resale. At March 31, 2026, the restricted securities held by the Fund are as follows:

	Acquisition Date	Acquisition Cost	Value	% of Net Assets
Constellation Software, Inc.	2/20/2026	$15,991,610	$14,821,164	0.5%

(b)	Non-income producing security.
(c)
Variable rate security. Rate as of March 31, 2026 is disclosed.
Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the
Portfolio of Investments and show a weighted average rate.
Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the
issuer or agent and are based on current market conditions.
These securities may not indicate a reference rate and/or
spread in their description.

(d)
All or a portion of these securities are exempt from
registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from
registration, normally to qualified institutional buyers. At
March 31, 2026, the value of Rule 144A holdings amounted to
$246,852,304 or 9.3% of net assets.

(e)	Amount shown represents units. One unit represents a principal amount of 1,000.
See accompanying notes to financial statements.
23 |

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Global Allocation Fund (continued)
(f)	Perpetual bond with no specified maturity date.
(g)	Amount shown represents units. One unit represents a principal amount of 100.
(h)	Payment–in–kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal.
(i)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(j)
Stated interest rate has been determined in accordance with
the provisions of the loan agreement and is subject to a
minimum benchmark floor rate which may range from 0.00% to
0.50%, to which the spread is added.

(k)	Position is unsettled. Contract rate was not determined at March 31, 2026 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(l)
Unfunded loan commitment. An unfunded loan commitment is
a contractual obligation for future funding at the option of the borrower. The Fund receives a stated coupon rate until the
borrower draws on the loan commitment, at which time the
rate will become the stated rate in the loan agreement. See
Note 2 of Notes to Financial Statements.

CPI	Consumer Price Index
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
PIK	Payment-in-Kind
SOFR	Secured Overnight Financing Rate

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi Offshore
COP	Colombian Peso
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
UYU	Uruguayan Peso
ZAR	South African Rand
At March 31, 2026, the Fund had the following open forward foreign currency contracts:
Counterparty	Delivery Date	Currency Bought/ Sold (B/S)		Units of Currency	In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Bank of America N.A.	6/17/2026	JPY	B	3,569,733,000	$22,731,506	$22,636,428	$(95,078)
Bank of America N.A.	6/17/2026	JPY	S	621,990,000	3,966,014	3,944,169	21,845
Bank of America N.A.	6/17/2026	KRW	S	24,799,803,000	16,897,628	16,228,645	668,983
Bank of America N.A.	6/17/2026	MXN	S	273,885,000	15,235,039	15,187,323	47,716
Bank of America N.A.	6/17/2026	ZAR	S	143,995,000	8,585,698	8,460,911	124,787
Deutsche Bank AG	6/02/2026	BRL	S	44,541,000	8,427,336	8,486,263	(58,927)
Deutsche Bank AG	6/17/2026	IDR	S	37,000,000,000	2,177,239	2,173,530	3,709
HSBC Bank USA N.A.	6/17/2026	AUD	S	23,085,000	16,421,653	15,909,816	511,837
HSBC Bank USA N.A.	6/17/2026	CAD	S	38,487,000	28,209,244	27,758,717	450,527
HSBC Bank USA N.A.	6/17/2026	CNH	B	394,447,000	57,596,536	57,571,396	(25,140)
Morgan Stanley & Co. International PLC	6/17/2026	EUR	B	72,626,000	84,475,368	84,236,483	(238,885)
Morgan Stanley & Co. International PLC	6/17/2026	EUR	S	5,700,000	6,591,480	6,611,240	(19,760)
Morgan Stanley & Co. International PLC	6/17/2026	NZD	S	42,544,000	25,012,979	24,513,247	499,732
Royal Bank of Canada	6/17/2026	GBP	S	8,142,000	10,867,339	10,774,328	93,011
UBS AG	6/17/2026	COP	S	25,969,789,000	6,853,272	6,954,162	(100,890)
Total							$1,883,467
At March 31, 2026, the Fund had the following open forward cross currency contracts:
Counterparty	Settlement Date	Deliver/Units of Currency		Receive/Units of Currency		Notional Value	Unrealized Appreciation (Depreciation)
HSBC Bank USA N.A.	6/17/2026	NOK	30,959,000	EUR	2,757,328	$3,198,133	$2,638
At March 31, 2026, the Fund had the following open long futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 10 Year U.S. Treasury Notes Futures	6/18/2026	511	$57,852,319	$56,744,953	$(1,107,366)
CBOT 2 Year U.S. Treasury Notes Futures	6/30/2026	127	26,537,277	26,345,555	(191,722)
See accompanying notes to financial statements.
| 24

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Global Allocation Fund (continued)
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 5 Year U.S. Treasury Notes Futures	6/30/2026	2,121	$232,763,079	$229,449,118	$(3,313,961)
Eurex 10 Year Euro BUND Futures	6/08/2026	204	30,115,862	29,566,140	(549,722)
Total					$(5,162,771)
At March 31, 2026, the Fund had the following open short futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT U.S. Long Bond Futures	6/18/2026	116	$13,644,131	$13,209,500	$434,631
CBOT Ultra Long-Term U.S. Treasury Bond Futures	6/18/2026	104	12,526,896	12,122,500	404,396
Ultra 10 Year U.S. Treasury Notes Futures	6/18/2026	737	85,536,507	83,661,016	1,875,491
Total					$2,714,518
Currency Exposure Summary at March 31, 2026 (Unaudited)
United States Dollar	73.9%
Euro	6.4
British Pound	3.6
New Taiwan Dollar	3.4
Canadian Dollar	2.6
Japanese Yen	2.3
Other, less than 2% each	7.4
Total Investments	99.6
Other assets less liabilities (including forward foreign currency and futures contracts)	0.4
Net Assets	100.0%
See accompanying notes to financial statements.
25 |

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Growth Fund

Shares	Description	Value (†)
Common Stocks — 98.1% of Net Assets
	Aerospace & Defense — 4.8%
3,836,295	Boeing Co.(a)	$763,537,794
	Air Freight & Logistics — 1.3%
1,499,834	Expeditors International of Washington, Inc.	214,821,224
	Automobiles — 7.8%
3,375,435	Tesla, Inc.(a)	1,254,817,961
	Beverages — 3.1%
6,774,850	Monster Beverage Corp.(a)	490,905,631
	Biotechnology — 5.5%
511,945	Regeneron Pharmaceuticals, Inc.	395,549,185
1,084,687	Vertex Pharmaceuticals, Inc.(a)	484,356,133
		879,905,318
	Broadline Retail — 5.4%
89,861	Alibaba Group Holding Ltd., ADR	11,273,961
4,127,048	Amazon.com, Inc.(a)	859,540,287
		870,814,248
	Capital Markets — 1.6%
395,176	FactSet Research Systems, Inc.	85,749,240
2,243,897	SEI Investments Co.	176,078,598
		261,827,838
	Entertainment — 8.3%
9,987,520	Netflix, Inc.(a)	960,300,048
3,804,270	Walt Disney Co.	366,655,543
		1,326,955,591
	Financial Services — 5.8%
1,906,695	Block, Inc.(a)	114,744,905
1,729,189	PayPal Holdings, Inc.	78,211,218
2,440,645	Visa, Inc., Class A	737,660,545
		930,616,668
	Health Care Equipment & Supplies — 1.3%
457,881	Intuitive Surgical, Inc.(a)	211,078,562
	Hotels, Restaurants & Leisure — 2.7%
2,528,472	Starbucks Corp.	226,525,807
948,917	Yum China Holdings, Inc.	46,288,171
1,037,981	Yum! Brands, Inc.	161,385,286
		434,199,264
	Interactive Media & Services — 15.8%
3,698,473	Alphabet, Inc., Class A	1,063,532,896
1,319,227	Alphabet, Inc., Class C	378,433,457
1,916,673	Meta Platforms, Inc., Class A	1,096,586,124
		2,538,552,477
	IT Services — 2.7%
3,656,867	Shopify, Inc., Class A(a)	433,777,563
	Life Sciences Tools & Services — 1.8%
784,638	Illumina, Inc.(a)	96,714,480
395,293	Thermo Fisher Scientific, Inc.	194,298,368
		291,012,848
	Machinery — 1.2%
353,490	Deere & Co.	199,120,917
	Pharmaceuticals — 3.6%
1,496,178	Novartis AG, ADR	228,541,189
Shares	Description	Value (†)
	Pharmaceuticals — continued
4,725,772	Novo Nordisk AS, ADR	$173,672,121
3,407,229	Roche Holding AG, ADR	169,373,354
		571,586,664
	Semiconductors & Semiconductor Equipment — 12.5%
10,634,084	NVIDIA Corp.	1,854,584,250
1,092,417	QUALCOMM, Inc.	140,681,461
		1,995,265,711
	Software — 12.2%
1,509,077	Autodesk, Inc.(a)	361,273,034
1,599,117	Microsoft Corp.	591,945,140
4,384,257	Oracle Corp.	644,968,047
1,518,539	Salesforce, Inc.	283,465,675
527,011	Workday, Inc., Class A(a)	68,469,269
		1,950,121,165
	Textiles, Apparel & Luxury Goods — 0.7%
2,135,567	NIKE, Inc., Class B	112,800,649
	Total Common Stocks (Identified Cost $6,461,345,245)	15,731,718,093

Affiliated Exchange-Traded Funds — 1.1%
4,284,398	Natixis Loomis Sayles Focused Growth ETF (Identified Cost $133,847,928)	168,762,437

Principal Amount
Short-Term Investments — 0.6%
$96,981,797	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2026 at 2.150% to be repurchased at $96,987,589 on 4/01/2026 collateralized by $66,168,800 U.S. Treasury Note, 3.375% due 9/15/2027 valued at $65,805,872; $31,613,000 U.S. Treasury Note, 4.625% due 4/30/2031 valued at $33,115,731 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $96,981,797)	96,981,797
	Total Investments — 99.8% (Identified Cost $6,692,174,970)	15,997,462,327
	Other assets less liabilities — 0.2%	31,506,228
	Net Assets — 100.0%	$16,028,968,555

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.

ADR
An American Depositary Receipt is a certificate issued by a
custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the
United States.

ETF	Exchange-Traded Fund
See accompanying notes to financial statements.
| 26

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Intermediate Duration Bond Fund

Principal Amount	Description	Value (†)
Bonds and Notes — 98.7% of Net Assets
	ABS Car Loan — 14.5%
$140,000	Ally Auto Receivables Trust, Series 2025-1, Class A3, 3.960%, 3/15/2030	$139,851
95,000	Ally Auto Receivables Trust, Series 2026-1, Class A3, 3.920%, 10/15/2030	94,475
80,017	American Credit Acceptance Receivables Trust, Series 2023-3, Class C, 6.440%, 10/12/2029(a)	80,200
205,000	American Credit Acceptance Receivables Trust, Series 2025-2, Class C, 5.110%, 4/14/2031(a)	206,350
350,000	American Credit Acceptance Receivables Trust, Series 2026-1, Class C, 4.550%, 1/12/2033(a)	348,880
120,673	AmeriCredit Automobile Receivables Trust, Series 2021-3, Class C, 1.410%, 8/18/2027	120,239
870,000	AmeriCredit Automobile Receivables Trust, Series 2023-1, Class B, 5.570%, 3/20/2028	874,333
260,240	AmeriCredit Automobile Receivables Trust, Series 2024-1, Class A3, 5.430%, 1/18/2029	261,733
145,000	AutoNation Finance Trust, Series 2025-1A, Class A3, 4.620%, 11/13/2029(a)	145,643
90,000	AutoNation Finance Trust, Series 2026-1A, Class A3, 4.030%, 8/12/2030(a)	89,689
1,110,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-3A, Class A, 5.440%, 2/22/2028(a)	1,117,929
255,000	BMW Vehicle Lease Trust, Series 2024-2, Class A3, 4.180%, 10/25/2027	255,155
110,000	BMW Vehicle Lease Trust, Series 2025-1, Class A3, 4.430%, 6/26/2028	110,253
100,000	BofA Auto Trust, Series 2025-1A, Class A3, 4.350%, 11/20/2029(a)	100,285
115,000	Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class B, 5.370%, 10/16/2028	115,264
255,000	Bridgecrest Lending Auto Securitization Trust, Series 2025-2, Class A3, 4.780%, 12/15/2028	255,699
185,000	Bridgecrest Lending Auto Securitization Trust, Series 2025-3, Class A3, 4.660%, 1/15/2029	185,169
95,000	Bridgecrest Lending Auto Securitization Trust, Series 2026-1, Class A3, 4.040%, 12/17/2029	94,692
348,937	CarMax Auto Owner Trust, Series 2023-2, Class A3, 5.050%, 1/18/2028	349,814
290,000	CarMax Auto Owner Trust, Series 2024-4, Class A3, 4.600%, 10/15/2029	291,368
195,000	CarMax Auto Owner Trust, Series 2025-2, Class A3, 4.480%, 3/15/2030	195,924
180,000	CarMax Auto Owner Trust, Series 2025-4, Class A3, 3.970%, 12/16/2030	178,828
600,000	CarMax Select Receivables Trust, Series 2025-A, Class A3, 4.770%, 9/17/2029	603,947
128,398	Carvana Auto Receivables Trust, Series 2024-P2, Class A3, 5.330%, 7/10/2029	129,236
474,739	Carvana Auto Receivables Trust, Series 2024-P3, Class A3, 4.260%, 10/10/2029	474,652
94,902	Carvana Auto Receivables Trust, Series 2024-P4, Class A3, 4.640%, 1/10/2030	95,040
345,000	Carvana Auto Receivables Trust, Series 2025-P2, Class A3, 4.550%, 8/12/2030	346,280
185,000	Chase Auto Owner Trust, Series 2024-5A, Class A3, 4.180%, 8/27/2029(a)	185,052
84,930	Chesapeake Funding II LLC, Series 2023-1A, Class A1, 5.650%, 5/15/2035(a)	85,052
89,819	Chesapeake Funding II LLC, Series 2024-1A, Class A1, 5.520%, 5/15/2036(a)	90,674
Principal Amount	Description	Value (†)
	ABS Car Loan — continued
$87,240	Citizens Auto Receivables Trust, Series 2024-1, Class A3, 5.110%, 4/17/2028(a)	$87,532
432,805	Credit Acceptance Auto Loan Trust, Series 2023-2A, Class B, 6.610%, 7/15/2033(a)	434,143
130,000	Credit Acceptance Auto Loan Trust, Series 2023-3A, Class C, 7.620%, 12/15/2033(a)	133,141
200,000	Credit Acceptance Auto Loan Trust, Series 2025-1A, Class A, 5.020%, 3/15/2035(a)	201,476
240,000	Credit Acceptance Auto Loan Trust, Series 2025-2A, Class B, 4.870%, 1/15/2036(a)	240,437
355,000	Drive Auto Receivables Trust, Series 2024-2, Class B, 4.520%, 7/16/2029	355,687
73,349	Enterprise Fleet Financing LLC, Series 2023-2, Class A2, 5.560%, 4/22/2030(a)	73,586
150,000	Enterprise Fleet Financing LLC, Series 2024-1, Class A3, 5.160%, 9/20/2030(a)	151,741
210,000	Enterprise Fleet Financing LLC, Series 2024-3, Class A4, 5.060%, 3/20/2031(a)	212,747
140,000	Enterprise Fleet Financing LLC, Series 2025-1, Class A3, 4.820%, 2/20/2029(a)	141,023
255,000	Enterprise Fleet Financing LLC, Series 2025-3, Class A2, 4.500%, 4/20/2028(a)	255,359
240,000	Enterprise Fleet Financing LLC, Series 2025-4, Class A2, 4.050%, 8/20/2028(a)	239,498
432,072	Exeter Automobile Receivables Trust, Series 2025-2A, Class A3, 4.740%, 1/16/2029	432,543
95,000	Exeter Automobile Receivables Trust, Series 2025-4A, Class A3, 4.390%, 9/17/2029	95,124
175,000	Exeter Automobile Receivables Trust, Series 2026-2A, Class A3, 4.450%, 5/15/2030	175,031
85,000	Exeter Select Automobile Receivables Trust, Series 2025-1, Class A3, 4.690%, 4/15/2030	85,259
285,000	First Investors Auto Owner Trust, Series 2025-1A, Class C, 4.750%, 12/15/2031(a)	285,270
270,000	First Investors Auto Owner Trust, Series 2026-1A, Class A3, 4.500%, 5/15/2031(a)	269,986
450,000	Flagship Credit Auto Trust, Series 2023-2, Class C, 5.810%, 5/15/2029(a)	452,207
170,000	Ford Credit Auto Lease Trust, Series 2025-A, Class A3, 4.720%, 6/15/2028	170,720
260,000	Ford Credit Auto Lease Trust, Series 2026-A, Class A3, 4.000%, 7/15/2029	259,243
570,000	Ford Credit Auto Owner Trust, Series 2021-1, Class A, 1.370%, 10/17/2033(a)	569,353
1,360,000	Ford Credit Auto Owner Trust, Series 2025-1, Class A, 4.860%, 8/15/2037(a)(b)	1,383,778
143,585	GECU Auto Receivables Trust, Series 2023-1A, Class A3, 5.630%, 8/15/2028(a)	144,025
308,294	GLS Auto Receivables Issuer Trust, Series 2024-2A, Class B, 5.770%, 11/15/2028(a)	309,604
170,000	GLS Auto Receivables Issuer Trust, Series 2024-3A, Class B, 5.080%, 1/16/2029(a)	170,640
67,896	GLS Auto Receivables Issuer Trust, Series 2024-4A, Class A3, 4.750%, 7/17/2028(a)	67,963
120,000	GLS Auto Receivables Issuer Trust, Series 2025-2A, Class C, 5.110%, 1/15/2031(a)	120,922
116,295	GLS Auto Select Receivables Issuer Trust, Series 2025-4A, Class A2, 4.170%, 2/18/2031(a)	116,010
40,602	GLS Auto Select Receivables Trust, Series 2024-2A, Class A2, 5.580%, 6/17/2030(a)	40,939
129,617	GLS Auto Select Receivables Trust, Series 2024-3A, Class A2, 5.590%, 10/15/2029(a)	130,469
See accompanying notes to financial statements.
27 |

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Intermediate Duration Bond Fund (continued)
Principal Amount	Description	Value (†)
	ABS Car Loan — continued
$97,848	GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.430%, 12/17/2029(a)	$97,928
121,108	GLS Auto Select Receivables Trust, Series 2025-1A, Class A2, 4.710%, 4/15/2030(a)	121,450
249,836	GLS Auto Select Receivables Trust, Series 2025-3A, Class A2, 4.460%, 10/15/2030(a)	250,064
160,376	GM Financial Automobile Leasing Trust, Series 2024-3, Class A3, 4.210%, 10/20/2027	160,381
230,000	GM Financial Automobile Leasing Trust, Series 2025-1, Class A3, 4.660%, 2/21/2028	230,773
260,000	GM Financial Automobile Leasing Trust, Series 2025-3, Class A3, 4.170%, 8/21/2028	259,795
128,446	Harley-Davidson Motorcycle Trust, Series 2023-B, Class A3, 5.690%, 8/15/2028	129,259
215,000	Harley-Davidson Motorcycle Trust, Series 2023-B, Class A4, 5.780%, 4/15/2031	218,095
715,000	Hertz Vehicle Financing III LLC, Series 2023-3A, Class A, 5.940%, 2/25/2028(a)	722,430
245,000	Hertz Vehicle Financing III LLC, Series 2024-1A, Class A, 5.440%, 1/25/2029(a)	248,398
245,000	Hertz Vehicle Financing LLC, Series 2022-2A, Class A, 2.330%, 6/26/2028(a)	239,505
185,430	Huntington Auto Trust, Series 2024-1A, Class A3, 5.230%, 1/16/2029(a)	186,521
325,000	Hyundai Auto Lease Securitization Trust, Series 2026-A, Class A3, 3.970%, 12/15/2028(a)	323,836
140,000	Hyundai Auto Receivables Trust, Series 2025-B, Class A3, 4.360%, 12/17/2029	140,351
225,000	LAD Auto Receivables Trust, Series 2023-4A, Class B, 6.390%, 10/16/2028(a)	227,516
115,000	LAD Auto Receivables Trust, Series 2024-1A, Class A4, 5.170%, 9/15/2028(a)	115,352
85,454	LAD Auto Receivables Trust, Series 2024-2A, Class A3, 5.610%, 8/15/2028(a)	85,693
159,841	LAD Auto Receivables Trust, Series 2024-3A, Class A3, 4.520%, 3/15/2029(a)	160,037
375,000	LAD Auto Receivables Trust, Series 2025-1A, Class A3, 4.690%, 7/16/2029(a)	376,092
125,000	M&T Bank Auto Receivables Trust, Series 2025-1A, Class A3, 4.730%, 6/17/2030(a)	125,889
171,594	Merchants Fleet Funding LLC, Series 2023-1A, Class A, 7.210%, 5/20/2036(a)	172,012
395,000	NextGear Floorplan Master Owner Trust, Series 2025-2A, Class A2, 4.230%, 10/15/2030(a)	393,168
325,000	NextGear Floorplan Master Owner Trust, Series 2026-1A, Class A2, 4.070%, 2/18/2031(a)	321,848
140,058	PenFed Auto Receivables Owner Trust, Series 2024-A, Class A3, 4.700%, 6/15/2029(a)	140,350
100,933	Prestige Auto Receivables Trust, Series 2023-1A, Class C, 5.650%, 2/15/2028(a)	100,982
85,824	Santander Drive Auto Receivables Trust, Series 2023-1, Class C, 5.090%, 5/15/2030	86,245
170,000	Santander Drive Auto Receivables Trust, Series 2023-3, Class C, 5.770%, 11/15/2030	172,454
506,688	Santander Drive Auto Receivables Trust, Series 2023-4, Class B, 5.770%, 12/15/2028	510,034
590,000	Santander Drive Auto Receivables Trust, Series 2023-5, Class B, 6.160%, 12/17/2029	595,443
106,770	Santander Drive Auto Receivables Trust, Series 2024-3, Class A3, 5.630%, 1/16/2029	107,053
95,000	Santander Drive Auto Receivables Trust, Series 2025-2, Class A3, 4.670%, 8/15/2029	95,271
Principal Amount	Description	Value (†)
	ABS Car Loan — continued
$235,000	Santander Drive Auto Receivables Trust, Series 2025-4, Class A3, 4.170%, 4/15/2030	$234,547
148,228	SBNA Auto Lease Trust, Series 2024-B, Class A3, 5.560%, 11/22/2027(a)	148,692
60,649	SBNA Auto Lease Trust, Series 2024-C, Class A3, 4.560%, 2/22/2028(a)	60,701
159,442	SFS Auto Receivables Securitization Trust, Series 2023-1A, Class A3, 5.470%, 10/20/2028(a)	160,146
135,000	SFS Auto Receivables Securitization Trust, Series 2024-3A, Class A3, 4.550%, 6/20/2030(a)	135,470
230,000	SFS Auto Receivables Securitization Trust, Series 2025-1A, Class A3, 4.750%, 7/22/2030(a)	230,946
400,000	SFS Auto Receivables Securitization Trust, Series 2025-2A, Class A3, 4.440%, 12/20/2030(a)	400,648
365,000	Stellantis Financial Underwritten Enhanced Lease Trust, Series 2025-BA, Class A3, 4.270%, 1/22/2029(a)	365,369
625,000	Stellantis Financial Underwritten Enhanced Lease Trust, Series 2025-CA, Class A3, 4.110%, 4/20/2029(a)	622,331
175,613	Toyota Auto Receivables Owner Trust, Series 2023-C, Class A3, 5.160%, 4/17/2028	176,307
659,261	Toyota Lease Owner Trust, Series 2024-B, Class A3, 4.210%, 9/20/2027(a)	659,302
260,000	Toyota Lease Owner Trust, Series 2025-B, Class A3, 3.960%, 11/20/2028(a)	258,753
60,000	USB Auto Owner Trust, Series 2025-1A, Class A3, 4.490%, 6/17/2030(a)	60,121
59,326	Veros Auto Receivables Trust, Series 2026-1, Class A, 4.530%, 8/15/2028(a)	59,293
90,000	VStrong Auto Receivables Trust, Series 2024-A, Class B, 5.770%, 7/15/2030(a)	91,041
695,000	Westlake Automobile Receivables Trust, Series 2023-3A, Class C, 6.020%, 9/15/2028(a)	698,903
137,345	Westlake Automobile Receivables Trust, Series 2024-2A, Class A3, 5.560%, 2/15/2028(a)	137,612
225,000	Westlake Automobile Receivables Trust, Series 2024-3A, Class A3, 4.710%, 4/17/2028(a)	225,421
310,000	Westlake Automobile Receivables Trust, Series 2025-1A, Class A3, 4.750%, 8/15/2028(a)	311,061
115,000	Westlake Automobile Receivables Trust, Series 2025-2A, Class A3, 4.510%, 5/15/2029(a)	115,331
170,000	Westlake Automobile Receivables Trust, Series 2025-3A, Class A3, 4.220%, 6/15/2029(a)	169,627
196,905	Wheels Fleet Lease Funding 1 LLC, Series 2023-1A, Class A, 5.800%, 4/18/2038(a)	197,654
139,252	Wheels Fleet Lease Funding 1 LLC, Series 2024-1A, Class A1, 5.490%, 2/18/2039(a)	140,467
151,996	Wheels Fleet Lease Funding 1 LLC, Series 2024-2A, Class A1, 4.870%, 6/21/2039(a)	153,032
82,662	Wheels Fleet Lease Funding 1 LLC, Series 2024-3A, Class A1, 4.800%, 9/19/2039(a)	83,247
235,000	World Omni Auto Receivables Trust, Series 2024-C, Class A3, 4.430%, 12/17/2029	235,606
400,000	World Omni Auto Receivables Trust, Series 2025-C, Class A3, 4.080%, 11/15/2030	399,390
		29,072,405
	ABS Credit Card — 0.6%
620,000	Citibank Credit Card Issuance Trust, Series 2025-A2, Class A, 4.490%, 6/21/2032	626,278
See accompanying notes to financial statements.
| 28

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Intermediate Duration Bond Fund (continued)
Principal Amount	Description	Value (†)
	ABS Credit Card — continued
$330,000	Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.560%, 7/20/2029(a)	$330,239
245,000	Mission Lane Credit Card Master Trust, Series 2024-B, Class A, 5.880%, 1/15/2030(a)	245,398
		1,201,915
	ABS Other — 3.6%
590,000	Applebee's Funding LLC/IHOP Funding LLC, Series 2025-1A, Class A2, 6.720%, 6/07/2055(a)	590,131
105,743	Aqua Finance Trust, Series 2021-A, Class A, 1.540%, 7/17/2046(a)	97,051
14,541	Auxilior Term Funding LLC, Series 2023-1A, Class A2, 6.180%, 12/15/2028(a)	14,572
43,217	BHG Securitization Trust, Series 2024-1CON, Class A, 5.810%, 4/17/2035(a)	43,744
165,596	BHG Securitization Trust, Series 2025-2CON, Class A, 4.840%, 9/17/2036(a)	165,878
545,000	Bluepeak ABS Issuer LLC, Series 2025-1A, Class A2, 5.858%, 12/20/2055(a)	551,528
240,000	Compass Datacenters Issuer II LLC, Series 2024-2A, Class A1, 5.022%, 8/25/2049(a)	238,000
60,000	Compass Datacenters Issuer III LLC, Series 2025-1A, Class A2, 5.656%, 2/25/2050(a)	60,296
212,576	Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class A, 6.050%, 1/20/2031(a)	215,064
265,000	CyrusOne Data Centers Issuer I LLC, Series 2025-1A, Class A2, 5.910%, 2/20/2050(a)	266,056
169,178	Dell Equipment Finance Trust, Series 2023-3, Class A3, 5.930%, 4/23/2029(a)	169,516
146,261	DLLMT LLC, Series 2023-1A, Class A3, 5.340%, 3/22/2027(a)	146,629
180,000	GreenSky Home Improvement Issuer Trust, Series 2024-1, Class A3, 5.550%, 6/25/2059(a)	183,072
42,369	GreenSky Home Improvement Issuer Trust, Series 2024-2, Class A4, 5.150%, 10/27/2059(a)	42,562
31,401	Hilton Grand Vacations Trust, Series 2022-2A, Class C, 5.570%, 1/25/2037(a)	31,490
60,000	Kinetic ABS Issuer LLC, Series 2026-1A, Class A2, 5.219%, 2/25/2056(a)	59,829
149,167	M&T Equipment Notes, Series 2023-1A, Class A3, 5.740%, 7/15/2030(a)	149,735
20,290	MVW LLC, Series 2020-1A, Class A, 1.740%, 10/20/2037(a)	20,088
72,082	MVW LLC, Series 2024-1A, Class A, 5.320%, 2/20/2043(a)	72,778
133,794	Octane Receivables Trust, Series 2024-2A, Class A2, 5.800%, 7/20/2032(a)	134,692
370,000	Octane Receivables Trust, Series 2025-1A, Class A2, 4.250%, 2/20/2031(a)	369,482
280,094	OneMain Financial Issuance Trust, Series 2022-S1, Class A, 4.130%, 5/14/2035(a)	280,081
282,405	OWN Equipment Fund I LLC, Series 2024-2M, Class A, 5.700%, 12/20/2032(a)	284,102
15,663	Post Road Equipment Finance LLC, Series 2024-1A, Class A2, 5.590%, 11/15/2029(a)	15,691
124,198	Reach ABS Trust, Series 2026-1A, Class A, 4.320%, 2/15/2033(a)	124,087
135,000	Regional Management Issuance Trust, Series 2024-1, Class A, 5.830%, 7/15/2036(a)	136,870
205,000	Republic Finance Issuance Trust, Series 2024-A, Class A, 5.910%, 8/20/2032(a)	205,767
Principal Amount	Description	Value (†)
	ABS Other — continued
$175,000	SCF Equipment Leasing LLC, Series 2024-1A, Class A3, 5.520%, 1/20/2032(a)	$177,836
255,000	SCF Equipment Leasing LLC, Series 2025-1A, Class A3, 5.110%, 11/21/2033(a)	259,230
360,000	SCF Equipment Leasing LLC, Series 2025-2A, Class A3, 4.330%, 6/20/2036(a)	357,605
315,000	SEB Funding LLC, Series 2024-1A, Class A2, 7.386%, 4/30/2054(a)	320,597
440,000	Shentel Issuer LLC, Series 2025-1A, Class A2, 5.640%, 12/20/2055(a)	443,329
133,692	Sierra Timeshare Receivables Funding LLC, Series 2024-2A, Class A, 5.140%, 6/20/2041(a)	134,658
71,353	SoFi Consumer Loan Program Trust, Series 2025-2, Class A, 4.820%, 6/25/2034(a)	71,489
75,882	Stream Innovations Issuer Trust, Series 2024-1A, Class A, 6.270%, 7/15/2044(a)	78,111
149,703	Volofin Finance DAC, Series 2024-1A, Class A, 5.935%, 6/15/2037(a)	150,792
520,000	Zayo Issuer LLC, Series 2025-2A, Class A2, 5.953%, 6/20/2055(a)	529,056
		7,191,494
	ABS Residential Mortgage — 0.0%
976	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035(b)(c)	924
	ABS Student Loan — 0.0%
45,755	Massachusetts Educational Financing Authority, Series 2018-A, Class A, 3.850%, 5/25/2033	45,400
24,140	Navient Private Education Refi Loan Trust, Series 2020-GA, Class A, 1.170%, 9/16/2069(a)	22,637
		68,037
	ABS Whole Business — 0.1%
155,000	SEB Funding LLC, Series 2026-1A, Class A2, 6.665%, 1/30/2056(a)	153,761
	Aerospace & Defense — 0.3%
275,000	BAE Systems PLC, 5.125%, 3/26/2029(a)	280,659
300,000	Honeywell Aerospace, Inc., 4.950%, 3/16/2036(a)	297,661
		578,320
	Agency Commercial Mortgage-Backed Securities — 1.0%
1,700,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K540, Class A2, 4.513%, 2/25/2030(b)	1,713,561
336,516	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KJ26, Class A2, 2.606%, 7/25/2027	333,114
		2,046,675
	Airlines — 0.1%
190,000	Southwest Airlines Co., 4.375%, 11/15/2028	187,537
	Apartment REITs — 0.3%
200,000	Camden Property Trust, 4.900%, 2/28/2036	193,980
439,000	Mid-America Apartments LP, 4.650%, 1/15/2033	431,150
		625,130
	Automotive — 3.0%
132,000	American Honda Finance Corp., 4.450%, 1/08/2031	129,382
570,000	BMW U.S. Capital LLC, 5.000%, 3/19/2033(a)	563,468
424,000	Daimler Truck Finance North America LLC, 5.375%, 1/13/2032(a)	430,089
465,000	Denso Corp., 1.239%, 9/16/2026(a)	458,385
285,000	General Motors Co., 5.625%, 4/15/2030	293,024
See accompanying notes to financial statements.
29 |

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Intermediate Duration Bond Fund (continued)
Principal Amount	Description	Value (†)
	Automotive — continued
$225,000	General Motors Financial Co., Inc., 5.050%, 4/04/2028	$226,953
155,000	Hyundai Capital America, 4.250%, 9/18/2028(a)	153,594
177,000	Hyundai Capital America, 5.000%, 4/07/2031(a)	177,112
375,000	Hyundai Capital America, 5.150%, 3/27/2030(a)	379,002
345,000	LKQ Corp., 5.750%, 6/15/2028	351,126
659,000	Mercedes-Benz Finance North America LLC, 4.250%, 3/10/2029(a)	654,242
521,000	Mercedes-Benz Finance North America LLC, 4.650%, 4/01/2027(a)	523,458
290,000	Stellantis Financial Services U.S. Corp., 4.950%, 9/15/2028(a)	288,405
353,000	Toyota Motor Credit Corp., 4.650%, 9/03/2032	350,381
350,000	Toyota Motor Credit Corp., 5.050%, 5/16/2029	357,468
240,000	Toyota Motor Credit Corp., Series B, 4.600%, 3/11/2033	236,293
440,000	Volkswagen Group of America Finance LLC, 5.250%, 3/22/2029(a)	445,262
		6,017,644
	Banking — 15.3%
400,000	ABN AMRO Bank NV, (fixed rate to 9/18/2026, variable rate thereafter), 6.339%, 9/18/2027(a)	403,401
500,000	Ally Financial, Inc., (fixed rate to 7/31/2032, variable rate thereafter), 5.548%, 7/31/2033	491,139
565,000	American Express Co., (fixed rate to 2/10/2031, variable rate thereafter), 4.456%, 2/10/2032	559,149
320,000	ANZ New Zealand International Ltd., 4.000%, 1/22/2029(a)	317,321
325,000	ANZ New Zealand International Ltd., 5.355%, 8/14/2028(a)	332,777
600,000	Banco Bilbao Vizcaya Argentaria SA, 4.150%, 3/03/2029	593,012
705,000	Bank of America Corp., (fixed rate to 2/06/2031, variable rate thereafter), 4.456%, 2/06/2032	696,177
235,000	Bank of Montreal, (fixed rate to 1/27/2028, variable rate thereafter), 5.004%, 1/27/2029	237,107
520,000	Bank of New York Mellon Corp., (fixed rate to 1/22/2029, variable rate thereafter), 4.026%, 1/22/2030	514,795
87,000	Bank of New York Mellon Corp., (fixed rate to 2/11/2030, variable rate thereafter), 4.942%, 2/11/2031	88,148
250,000	Bank of New Zealand, 2.285%, 1/27/2027(a)	246,475
390,000	Bank of Nova Scotia, (fixed rate to 9/15/2030, variable rate thereafter), 4.338%, 9/15/2031	384,777
350,000	Banque Federative du Credit Mutuel SA, 5.538%, 1/22/2030(a)	359,779
826,000	Barclays PLC, (fixed rate to 11/11/2028, variable rate thereafter), 4.476%, 11/11/2029	821,469
340,000	Barclays PLC, (fixed rate to 2/24/2036, variable rate thereafter), 5.207%, 2/24/2037	329,047
440,000	BNP Paribas SA, (fixed rate to 1/15/2033, variable rate thereafter), 4.916%, 1/15/2034(a)	430,241
144,000	Canadian Imperial Bank of Commerce, (fixed rate to 1/29/2029, variable rate thereafter), 4.283%, 1/29/2030	143,029
416,000	Canadian Imperial Bank of Commerce, (fixed rate to 3/31/2028, variable rate thereafter), 4.857%, 3/30/2029	419,328
330,000	Canadian Imperial Bank of Commerce, 5.237%, 6/28/2027	333,621
Principal Amount	Description	Value (†)
	Banking — continued
$290,000	Capital One Financial Corp., (fixed rate to 1/30/2031, variable rate thereafter), 4.722%, 1/30/2032	$285,602
405,000	Capital One Financial Corp., (fixed rate to 10/29/2026, variable rate thereafter), 7.149%, 10/29/2027	410,539
330,000	Citibank NA, (fixed rate to 11/19/2026, variable rate thereafter), 4.876%, 11/19/2027	331,070
584,000	Citigroup, Inc., (fixed rate to 5/07/2027, variable rate thereafter), 4.643%, 5/07/2028	584,966
310,000	Cooperatieve Rabobank UA, (fixed rate to 5/27/2030, variable rate thereafter), 4.990%, 5/27/2031(a)	312,986
495,000	Credit Agricole SA, (fixed rate to 1/12/2031, variable rate thereafter), 4.656%, 1/12/2032(a)	488,194
520,000	Danske Bank AS, (fixed rate to 3/27/2031, variable rate thereafter), 4.999%, 3/27/2032(a)	521,293
260,000	Deutsche Bank AG, (fixed rate to 8/04/2030, variable rate thereafter), 4.950%, 8/04/2031	259,021
345,000	Deutsche Bank AG, (fixed rate to 5/09/2030, variable rate thereafter), 5.297%, 5/09/2031	348,561
635,000	DNB Bank ASA, (fixed rate to 3/30/2031, variable rate thereafter), 4.832%, 3/30/2032(a)	633,487
235,000	DNB Bank ASA, (fixed rate to 11/05/2029, variable rate thereafter), 4.853%, 11/05/2030(a)	237,225
305,000	Federation des Caisses Desjardins du Quebec, 4.565%, 8/26/2030(a)	303,416
305,000	Federation des Caisses Desjardins du Quebec, 5.700%, 3/14/2028(a)	312,787
250,000	Fifth Third Bank NA, (fixed rate to 1/28/2027, variable rate thereafter), 4.967%, 1/28/2028	250,912
413,000	Goldman Sachs Bank USA, (fixed rate to 5/21/2026, variable rate thereafter), 5.414%, 5/21/2027	413,511
894,000	Goldman Sachs Group, Inc., (fixed rate to 1/21/2028, variable rate thereafter), 4.148%, 1/21/2029	888,484
451,000	Goldman Sachs Group, Inc., (fixed rate to 10/21/2035, variable rate thereafter), 4.939%, 10/21/2036	436,756
512,000	HSBC Holdings PLC, (fixed rate to 3/10/2031, variable rate thereafter), 4.675%, 3/10/2032	505,215
385,000	HSBC Holdings PLC, (fixed rate to 11/19/2027, variable rate thereafter), 5.130%, 11/19/2028	387,807
235,000	Huntington Bancshares, Inc., (fixed rate to 1/15/2030, variable rate thereafter), 5.272%, 1/15/2031	238,562
210,000	Huntington Bancshares, Inc., (fixed rate to 8/21/2028, variable rate thereafter), 6.208%, 8/21/2029	217,858
450,000	ING Groep NV, (fixed rate to 3/23/2036, variable rate thereafter), 5.420%, 3/23/2037	448,686
385,000	JPMorgan Chase & Co., (fixed rate to 6/01/2028, variable rate thereafter), 2.069%, 6/01/2029	366,326
230,000	JPMorgan Chase & Co., (fixed rate to 4/22/2029, variable rate thereafter), 5.581%, 4/22/2030	237,053
469,000	KBC Group NV, (fixed rate to 9/23/2030, variable rate thereafter), 4.454%, 9/23/2031(a)	461,665
390,000	Lloyds Banking Group PLC, (fixed rate to 2/10/2029, variable rate thereafter), 4.241%, 2/10/2030	385,799
240,000	M&T Bank Corp., (fixed rate to 7/08/2030, variable rate thereafter), 5.179%, 7/08/2031	242,515
375,000	Mizuho Financial Group, Inc., (fixed rate to 7/08/2030, variable rate thereafter), 4.711%, 7/08/2031	374,380
See accompanying notes to financial statements.
| 30

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Intermediate Duration Bond Fund (continued)
Principal Amount	Description	Value (†)
	Banking — continued
$300,000	Morgan Stanley, (fixed rate to 1/16/2031, variable rate thereafter), 4.493%, 1/16/2032	$294,956
458,000	Morgan Stanley, (fixed rate to 10/18/2029, variable rate thereafter), 4.654%, 10/18/2030	457,811
350,000	Morgan Stanley, (fixed rate to 1/15/2030, variable rate thereafter), 5.230%, 1/15/2031	355,383
415,000	Morgan Stanley Bank NA, (fixed rate to 5/26/2027, variable rate thereafter), 5.504%, 5/26/2028	419,720
324,000	Morgan Stanley Private Bank NA, (fixed rate to 11/19/2030, variable rate thereafter), 4.465%, 11/19/2031	318,972
465,000	Morgan Stanley Private Bank NA, (fixed rate to 7/18/2030, variable rate thereafter), 4.734%, 7/18/2031	463,560
355,000	National Bank of Canada, 4.500%, 10/10/2029	355,200
276,000	Nationwide Building Society, 5.127%, 7/29/2029(a)	280,421
430,000	NatWest Markets PLC, 4.789%, 3/21/2028(a)	432,887
705,000	NatWest Markets PLC, 4.893%, 3/27/2031(a)	706,459
710,000	PNC Bank NA, (fixed rate to 7/21/2027, variable rate thereafter), 4.429%, 7/21/2028	709,729
700,000	Royal Bank of Canada, (fixed rate to 8/06/2028, variable rate thereafter), 4.498%, 8/06/2029	699,999
230,000	Santander U.K. Group Holdings PLC, (fixed rate to 9/22/2035, variable rate thereafter), 5.136%, 9/22/2036	222,103
280,000	Societe Generale SA, (fixed rate to 5/22/2030, variable rate thereafter), 5.512%, 5/22/2031(a)	285,842
365,000	Standard Chartered PLC, (fixed rate to 1/13/2029, variable rate thereafter), 4.299%, 1/13/2030(a)	361,146
340,000	Standard Chartered PLC, (fixed rate to 6/05/2031, variable rate thereafter), 4.529%, 6/05/2032(a)	331,976
260,000	Sumitomo Mitsui Financial Group, Inc., (fixed rate to 1/15/2036, variable rate thereafter), 5.046%, 1/15/2037	255,697
400,000	Sumitomo Mitsui Trust Bank Ltd., 5.200%, 3/07/2027(a)	403,561
425,000	Svenska Handelsbanken AB, 4.375%, 5/23/2028(a)	426,230
380,000	Swedbank AB, 5.407%, 3/14/2029(a)	389,885
325,000	Swedbank AB, 6.136%, 9/12/2026(a)	327,567
70,000	Synchrony Financial, (fixed rate to 2/25/2031, variable rate thereafter), 4.947%, 2/25/2032	67,935
145,000	Synchrony Financial, (fixed rate to 3/06/2030, variable rate thereafter), 5.450%, 3/06/2031	144,880
240,000	Synchrony Financial, (fixed rate to 8/02/2029, variable rate thereafter), 5.935%, 8/02/2030	243,851
285,000	Toronto-Dominion Bank, 4.411%, 1/13/2031	282,258
104,000	Toronto-Dominion Bank, MTN, 4.574%, 6/02/2028	104,321
485,000	Truist Bank, (fixed rate to 7/24/2027, variable rate thereafter), 4.420%, 7/24/2028	484,975
521,000	UBS Group AG, (fixed rate to 11/06/2032, variable rate thereafter), 4.844%, 11/06/2033(a)	512,451
585,000	Wells Fargo & Co., (fixed rate to 1/23/2029, variable rate thereafter), 4.182%, 1/23/2030	579,817
450,000	Wells Fargo & Co., MTN, (fixed rate to 4/22/2027, variable rate thereafter), 5.707%, 4/22/2028	455,805
330,000	Westpac Banking Corp., 5.050%, 4/16/2029	337,466
390,000	Westpac New Zealand Ltd., 4.938%, 2/27/2030(a)	395,838
		30,694,169
	Brokerage — 1.3%
158,000	Apollo Global Management, Inc., 5.150%, 8/12/2035	153,024
125,000	BGC Group, Inc., 6.150%, 4/02/2030	127,137
Principal Amount	Description	Value (†)
	Brokerage — continued
$149,000	Brookfield Asset Management Ltd., 4.653%, 11/15/2030	$147,678
310,000	Cantor Fitzgerald LP, 7.200%, 12/12/2028(a)	322,053
145,000	Jefferies Financial Group, Inc., 5.500%, 2/15/2036	139,170
285,000	Jefferies Financial Group, Inc., 5.875%, 7/21/2028	291,005
230,000	LPL Holdings, Inc., 5.150%, 6/15/2030	231,001
320,000	Lseg U.S. Fin Corp., 5.250%, 3/23/2036(a)	316,857
275,000	Marex Group PLC, 5.829%, 5/08/2028	277,968
113,000	Marex Group PLC, 6.404%, 11/04/2029	116,375
420,000	TPG Operating Group II LP, 5.375%, 1/15/2036	406,184
		2,528,452
	Cable Satellite — 0.1%
260,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.100%, 6/01/2029	269,321
	Chemicals — 0.6%
240,000	Cabot Corp., 4.000%, 7/01/2029	237,126
470,000	Eastman Chemical Co., 4.500%, 2/20/2031	459,552
125,000	LYB International Finance III LLC, 5.125%, 1/15/2031	125,152
148,000	Mosaic Co., 4.350%, 1/15/2029	147,217
200,000	Orbia Advance Corp. SAB de CV, 6.800%, 5/13/2030(a)	196,560
		1,165,607
	Collateralized Mortgage Obligations — 0.5%
23,910	Government National Mortgage Association, Series 2014-H14, Class FA, 1 mo. USD SOFR + 0.614%, 4.297%, 7/20/2064(b)	23,906
25,301	Government National Mortgage Association, Series 2014-H15, Class FA, 1 mo. USD SOFR + 0.614%, 4.283%, 7/20/2064(b)	25,297
113	Government National Mortgage Association, Series 2015-H09, Class HA, 1.750%, 3/20/2065(c)	102
14,041	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065	13,557
69,464	Government National Mortgage Association, Series 2016-H06, Class FC, 1 mo. USD SOFR + 1.034%, 4.703%, 2/20/2066(b)	69,786
636,975	Government National Mortgage Association, Series 2018-H17, Class JA, 3.750%, 9/20/2068(b)	617,050
46,282	Government National Mortgage Association, Series 2019-H01, Class FL, 1 mo. USD SOFR + 0.564%, 4.233%, 12/20/2068(b)	46,241
35,901	Government National Mortgage Association, Series 2019-H01, Class FT, 1 mo. USD SOFR + 0.514%, 4.183%, 10/20/2068(b)	35,894
142,431	Government National Mortgage Association, Series 2019-H10, Class FM, 1 mo. USD SOFR + 0.514%, 4.183%, 5/20/2069(b)	142,209
		974,042
	Construction Machinery — 0.4%
423,000	Caterpillar Financial Services Corp., 3.950%, 11/14/2028	420,975
152,000	CNH Industrial Capital LLC, 4.500%, 10/16/2030	150,054
285,000	CNH Industrial Capital LLC, 4.750%, 3/21/2028	286,193
		857,222
	Consumer Cyclical Services — 0.4%
139,000	Airbnb, Inc., 4.650%, 3/16/2031	138,687
See accompanying notes to financial statements.
31 |

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Intermediate Duration Bond Fund (continued)
Principal Amount	Description	Value (†)
	Consumer Cyclical Services — continued
$325,000	Block Financial LLC, 5.375%, 9/15/2032	$315,412
285,000	eBay, Inc., 4.250%, 3/06/2029	283,501
		737,600
	Consumer Products — 0.1%
135,000	Hasbro, Inc., 4.650%, 3/12/2031	133,315
165,000	Polaris, Inc., 5.600%, 3/01/2031	163,522
		296,837
	Diversified Manufacturing — 0.8%
445,000	Amphenol Corp., 4.375%, 6/12/2028	446,301
310,000	Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 5.500%, 4/19/2029	320,253
320,000	Tyco Electronics Group SA, 4.625%, 2/01/2030	323,057
305,000	Vertiv Holdings Co., 4.850%, 3/15/2036	296,572
270,000	Weir Group, Inc., 5.350%, 5/06/2030(a)	273,578
		1,659,761
	Electric — 3.0%
285,000	Alliant Energy Finance LLC, 5.400%, 6/06/2027(a)	287,390
425,000	Ameren Corp., 5.000%, 1/15/2029	431,704
150,000	Capital Power U.S. Holdings, Inc., 5.257%, 6/01/2028(a)	150,893
120,000	Consolidated Edison Co. of New York, Inc., Series B, 2.900%, 12/01/2026	119,033
335,000	Dominion Energy, Inc., 4.600%, 5/15/2028	336,054
265,000	DTE Energy Co., 4.950%, 7/01/2027	266,714
304,000	ENEL Finance International NV, 4.375%, 9/30/2030(a)	298,574
220,000	Evergy, Inc., 4.250%, 3/15/2029	218,320
365,000	Exelon Corp., 4.950%, 3/15/2036	354,005
125,000	ITC Holdings Corp., 5.500%, 4/15/2036(a)	125,370
280,000	Liberty Utilities Co., 5.577%, 1/31/2029(a)	285,440
365,000	National Rural Utilities Cooperative Finance Corp., MTN, 5.600%, 11/13/2026	367,894
340,000	National Rural Utilities Cooperative Finance Corp., Series D, 4.050%, 2/09/2029	337,750
280,000	NextEra Energy Capital Holdings, Inc., 4.685%, 9/01/2027	281,351
300,000	NSTAR Electric Co., 4.850%, 3/01/2030	303,874
125,000	Pacific Gas & Electric Co., 5.000%, 6/04/2028	126,059
190,000	Pacific Gas & Electric Co., 6.100%, 1/15/2029	196,608
260,000	PacifiCorp, 4.250%, 3/15/2029	257,054
99,000	PacifiCorp, 5.100%, 4/15/2031	99,251
130,000	Public Service Co. of Colorado, 4.150%, 3/13/2029	129,628
235,000	Public Service Co. of New Hampshire, 4.400%, 7/01/2028	235,308
247,000	Southern California Edison Co., 5.150%, 6/01/2029	250,470
303,000	Virginia Electric & Power Co., 4.950%, 3/15/2036	295,362
135,000	Wisconsin Public Service Corp., 4.550%, 12/01/2029	135,515
100,000	Xcel Energy, Inc., 4.750%, 3/21/2028	100,513
110,000	Xcel Energy, Inc., (fixed rate to 9/03/2031, variable rate thereafter), 5.750%, 12/03/2056	107,380
		6,097,514
	Finance Companies — 3.8%
330,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.125%, 2/28/2029	325,536
275,000	Aircastle Ltd., 2.850%, 1/26/2028(a)	266,407
190,000	Aircastle Ltd., 6.500%, 7/18/2028(a)	196,984
90,000	Apollo Debt Solutions BDC, 5.700%, 1/23/2031(a)	87,797
108,000	Apollo Debt Solutions BDC, 5.875%, 8/30/2030	106,301
120,000	ARES Capital Corp., 5.250%, 4/12/2031	116,003
230,000	ARES Strategic Income Fund, 5.700%, 3/15/2028	229,643
Principal Amount	Description	Value (†)
	Finance Companies — continued
$82,000	Aviation Capital Group LLC, 4.250%, 4/30/2029(a)	$80,805
230,000	Aviation Capital Group LLC, 5.125%, 4/10/2030(a)	231,198
73,000	Avolon Holdings Funding Ltd., 4.200%, 4/15/2029(a)	71,632
292,000	Avolon Holdings Funding Ltd., 4.950%, 1/15/2028(a)	292,961
294,000	Avolon Holdings Funding Ltd., 4.950%, 10/15/2032(a)	286,349
170,000	Bain Capital Specialty Finance, Inc., 2.550%, 10/13/2026	167,314
75,000	Bain Capital Specialty Finance, Inc., 5.950%, 3/15/2030	72,611
115,000	Bain Capital Specialty Finance, Inc., 5.950%, 3/01/2031	109,713
315,000	Barings BDC, Inc., 5.200%, 9/15/2028	307,779
265,000	Blue Owl Capital Corp., 8.450%, 11/15/2026	268,466
215,000	Blue Owl Credit Income Corp., 7.950%, 6/13/2028	220,251
285,000	Blue Owl Technology Finance Corp., 6.750%, 4/04/2029	280,467
200,000	Carlyle Secured Lending, Inc., 5.750%, 2/15/2031	188,871
95,000	FS KKR Capital Corp., 6.125%, 1/15/2030	90,436
104,000	FS KKR Capital Corp., 7.875%, 1/15/2029	105,177
190,000	GATX Corp., 5.400%, 3/15/2027	191,392
161,000	GATX Corp., 5.500%, 6/15/2035	162,328
72,000	Golub Capital BDC, Inc., 2.500%, 8/24/2026	71,070
25,000	Golub Capital BDC, Inc., 6.000%, 7/15/2029	24,919
195,000	Golub Capital BDC, Inc., 7.050%, 12/05/2028	199,437
75,000	Golub Capital Private Credit Fund, 5.450%, 8/15/2028(a)	73,965
325,000	Hercules Capital, Inc., 3.375%, 1/20/2027	318,432
52,000	Hercules Capital, Inc., 5.350%, 2/10/2029	50,970
185,000	HPS Corporate Lending Fund, 5.450%, 11/15/2030(a)	176,904
185,000	HPS Corporate Lending Fund, 5.650%, 4/02/2031(a)	177,470
240,000	Macquarie Airfinance Holdings Ltd., 5.200%, 3/27/2028(a)	240,865
215,000	Main Street Capital Corp., 3.000%, 7/14/2026	213,414
40,000	Main Street Capital Corp., 6.500%, 6/04/2027	40,342
255,000	Mitsubishi HC Finance America LLC, 5.150%, 10/24/2029(a)	258,784
75,000	MSD Investment Corp., 6.125%, 2/05/2031(a)	72,730
105,000	MSD Investment Corp., 6.250%, 5/31/2030	102,654
110,000	New Mountain Finance Corp., 6.200%, 10/15/2027	109,469
135,000	North Haven Private Income Fund LLC, 5.125%, 9/25/2028(a)	131,470
230,000	Sixth Street Lending Partners, 6.500%, 3/11/2029	233,170
643,000	Takeoff Merger Sub, Inc., 4.500%, 3/24/2029(a)	638,862
		7,591,348
	Financial Other — 0.1%
250,000	Atlas Warehouse Lending Co. LP, 4.950%, 11/15/2030(a)	245,230
	Food & Beverage — 1.6%
445,000	Bacardi-Martini BV, 5.550%, 2/01/2030(a)	454,221
371,000	Campbell's Co., 4.550%, 3/21/2031	359,676
275,000	Cargill, Inc., 4.125%, 10/23/2030(a)	271,016
556,000	Conagra Brands, Inc., 5.300%, 10/01/2026	558,530
310,000	Constellation Brands, Inc., 4.800%, 1/15/2029	311,826
113,000	Maple Parent Holdings Corp., 5.050%, 3/26/2031(a)	112,522
125,000	McCormick & Co., Inc., 4.150%, 2/15/2029	123,787
448,000	Pernod Ricard International Finance LLC, 1.250%, 4/01/2028(a)	420,779
435,000	Suntory Holdings Ltd., 5.124%, 6/11/2029(a)	441,844
214,000	Sysco Corp., 4.400%, 7/25/2031	207,549
		3,261,750
See accompanying notes to financial statements.
| 32

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Intermediate Duration Bond Fund (continued)
Principal Amount	Description	Value (†)
	Gaming — 0.4%
$180,000	GLP Capital LP/GLP Financing II, Inc., 5.625%, 3/01/2036	$175,068
435,000	Las Vegas Sands Corp., 5.625%, 6/15/2028	440,664
180,000	VICI Properties LP, 4.750%, 4/01/2028	180,183
		795,915
	Government Owned - No Guarantee — 0.2%
445,000	Antares Holdings LP, 3.750%, 7/15/2027(a)	432,470
	Health Care REITs — 0.2%
355,000	Omega Healthcare Investors, Inc., 5.200%, 7/01/2030	356,442
	Health Insurance — 0.2%
371,000	Elevance Health, Inc., 4.000%, 9/15/2028	367,778
	Healthcare — 1.2%
352,000	Abbott Laboratories, 4.650%, 3/15/2036	344,206
441,000	Cardinal Health, Inc., 5.000%, 11/15/2029	447,631
375,000	Cencora, Inc., 4.900%, 2/13/2036	367,404
124,000	GE HealthCare Technologies, Inc., 4.150%, 12/15/2028	123,190
275,000	Illumina, Inc., 4.650%, 9/09/2026	275,034
330,000	Illumina, Inc., 4.750%, 12/12/2030	328,299
320,000	IQVIA, Inc., 5.700%, 5/15/2028	326,195
195,000	Universal Health Services, Inc., 4.625%, 10/15/2029	192,728
		2,404,687
	Hybrid ARMs — 0.0%
8,468	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.225%, 6.234%, 1/01/2035(b)	8,704
14,488	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.500%, 6.523%, 5/01/2036(b)	14,961
		23,665
	Industrial Other — 0.3%
271,000	Jacobs Solutions, Inc., 4.750%, 3/03/2031	267,207
436,000	WSP Global, Inc., 5.714%, 9/18/2036(a)	432,077
		699,284
	Integrated Energy — 0.2%
340,000	Chevron USA, Inc., 4.687%, 4/15/2030	345,285
	Life Insurance — 5.2%
62,000	American National Global Funding, 4.625%, 12/15/2028(a)	61,524
205,000	American National Global Funding, 5.250%, 6/03/2030(a)	204,165
181,000	American National Group, Inc., 6.000%, 7/15/2035	176,454
77,000	Athene Global Funding, 4.830%, 5/09/2028(a)	76,725
359,000	Athene Global Funding, 5.380%, 1/07/2030(a)	359,569
400,000	Brighthouse Financial Global Funding, 5.550%, 4/09/2027(a)	402,574
409,000	CNO Global Funding, 2.650%, 1/06/2029(a)	387,442
53,000	CNO Global Funding, 4.375%, 9/08/2028(a)	52,548
260,000	Corebridge Global Funding, 5.200%, 6/24/2029(a)	263,409
367,000	F&G Global Funding, 4.500%, 1/09/2029(a)	359,487
82,000	F&G Global Funding, 4.650%, 9/08/2028(a)	80,970
250,000	Fortitude Global Funding, 4.625%, 10/06/2028(a)	247,462
220,000	GA Global Funding Trust, 5.500%, 4/01/2032(a)	216,921
355,000	Jackson National Life Global Funding, 4.550%, 9/09/2030(a)	347,778
315,000	Jackson National Life Global Funding, 4.700%, 6/05/2028(a)	314,844
210,000	Lincoln Financial Global Funding, 4.200%, 1/12/2029(a)	207,651
Principal Amount	Description	Value (†)
	Life Insurance — continued
$292,000	Lincoln Financial Global Funding, 4.625%, 5/28/2028(a)	$292,042
316,000	MassMutual Global Funding II, 4.000%, 1/22/2029(a)	312,663
388,000	MassMutual Global Funding II, 4.950%, 1/10/2030(a)	392,156
148,000	MetLife, Inc., (fixed rate to 3/15/2036, variable rate thereafter), 5.850%, 3/15/2056	145,261
9,000	Mutual of Omaha Cos Global Funding, 4.546%, 1/13/2031(a)	8,889
399,000	Mutual of Omaha Cos Global Funding, 5.000%, 4/01/2030(a)	401,515
111,000	New York Life Global Funding, 4.050%, 2/02/2029(a)	110,146
125,000	New York Life Global Funding, 4.150%, 7/25/2028(a)	124,589
450,000	New York Life Global Funding, 5.000%, 6/06/2029(a)	457,380
201,000	Nippon Life Insurance Co., 4.748%, 4/02/2031(a)	201,503
332,000	NLG Global Funding, 4.350%, 9/15/2030(a)	326,082
130,000	NLG Global Funding, 5.400%, 1/23/2030(a)	132,932
325,000	Northwestern Mutual Global Funding, 4.900%, 6/12/2028(a)	328,403
332,000	Pacific Life Global Funding II, 4.850%, 2/10/2030(a)	334,932
395,000	Pricoa Global Funding I, 4.750%, 8/26/2032(a)	390,170
336,000	Principal Life Global Funding II, 5.100%, 1/25/2029(a)	341,128
243,000	Protective Life Corp., 4.700%, 1/15/2031(a)	240,659
380,000	Protective Life Global Funding, 5.215%, 6/12/2029(a)	386,973
393,000	RGA Global Funding, 4.600%, 11/25/2030(a)	388,398
406,000	Sammons Financial Group Global Funding, 4.950%, 6/12/2030(a)	406,128
173,000	SBL Holdings, Inc., 5.900%, 9/26/2028(a)	163,271
345,000	SBL Holdings, Inc., 7.200%, 10/30/2034(a)	301,879
336,000	Western-Southern Global Funding, 4.500%, 7/16/2028(a)	335,891
105,000	Western-Southern Global Funding, 4.700%, 12/10/2032(a)	102,256
		10,384,769
	Lodging — 0.3%
295,000	Hyatt Hotels Corp., 5.250%, 6/30/2029	299,605
360,000	Marriott International, Inc., 5.550%, 10/15/2028	369,333
		668,938
	Media Entertainment — 0.3%
196,000	Omnicom Group, Inc., 5.000%, 6/02/2033	191,439
385,000	Take-Two Interactive Software, Inc., 4.950%, 3/28/2028	388,520
120,000	Take-Two Interactive Software, Inc., 5.400%, 6/12/2029	122,629
		702,588
	Metals & Mining — 0.6%
205,000	Glencore Funding LLC, 5.186%, 4/01/2030(a)	207,843
500,000	Glencore Funding LLC, 5.508%, 4/01/2036(a)	501,082
413,000	Rio Tinto Finance USA PLC, 4.875%, 3/14/2030	419,466
		1,128,391
	Midstream — 0.7%
508,000	Energy Transfer LP, 4.550%, 1/15/2031	503,388
322,000	Kinder Morgan, Inc., 5.100%, 8/01/2029	328,554
205,000	Plains All American Pipeline LP/PAA Finance Corp., 5.600%, 1/15/2036	205,664
338,000	Targa Resources Corp., 4.350%, 1/15/2029	336,584
		1,374,190
See accompanying notes to financial statements.
33 |

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Intermediate Duration Bond Fund (continued)
Principal Amount	Description	Value (†)
	Mortgage Related — 0.4%
$51	Federal Home Loan Mortgage Corp., 3.000%, 10/01/2026	$51
4,707	Government National Mortgage Association, 3.890%, 5/20/2062(b)	4,595
2,545	Government National Mortgage Association, 3.890%, 10/20/2062(b)	2,527
13,402	Government National Mortgage Association, 4.015%, 4/20/2063(b)	13,238
26,462	Government National Mortgage Association, 4.162%, 9/20/2066(b)	26,272
37,870	Government National Mortgage Association, 4.172%, 10/20/2066(b)	37,631
45,958	Government National Mortgage Association, 4.340%, 10/20/2066(b)	45,798
38,565	Government National Mortgage Association, 4.349%, 11/20/2066(b)	38,419
626	Government National Mortgage Association, 4.394%, 11/20/2064(b)	616
210,564	Government National Mortgage Association, 4.559%, 7/20/2067(b)	209,961
27,339	Government National Mortgage Association, 4.599%, 9/20/2066(b)	27,287
274,786	Government National Mortgage Association, 4.691%, 4/20/2067(b)	274,249
17,278	Government National Mortgage Association, 4.700%, 8/20/2066(b)	17,241
8,350	Government National Mortgage Association, 4.700%, 10/20/2066(b)	8,334
7,396	Government National Mortgage Association, 4.700%, 11/20/2066(b)	7,380
15,874	Government National Mortgage Association, 4.700%, 1/20/2067(b)	15,803
		729,402
	Natural Gas — 0.3%
380,000	NiSource, Inc., 5.200%, 7/01/2029	387,517
155,000	Sempra, 5.400%, 8/01/2026	155,247
		542,764
	Non-Agency Commercial Mortgage-Backed Securities — 7.4%
105,000	ALA Trust, Series 2025-OANA, Class A, 1 mo. USD SOFR + 1.743%, 5.416%, 6/15/2040(a)(b)	105,263
270,000	Bank, Series 2020-BN25, Class A5, 2.649%, 1/15/2063	249,730
870,000	Bank, Series 2021-BN37, Class A5, 2.618%, 11/15/2064(b)	774,142
635,000	Bank5, Series 2023-5YR3, Class A3, 6.724%, 9/15/2056(b)	663,872
333,261	Bank5, Series 2023-5YR4, Class A3, 6.500%, 12/15/2056	346,097
985,000	Bank5 Trust, Series 2024-5YR6, Class A3, 6.225%, 5/15/2057	1,024,608
865,000	BBCMS Mortgage Trust, Series 2021-C12, Class A5, 2.689%, 11/15/2054	768,200
285,000	Benchmark Mortgage Trust, Series 2020-B16, Class A5, 2.732%, 2/15/2053	265,157
520,000	Benchmark Mortgage Trust, Series 2023-V2, Class A3, 5.812%, 5/15/2055(b)	531,147
285,000	BFLD Commercial Mortgage Trust, Series 2025-660F, Class A, 1 mo. USD SOFR + 1.500%, 5.173%, 11/15/2042(a)(b)	284,644
520,000	BPR Trust, Series 2021-NRD, Class A, 1 mo. USD SOFR + 1.525%, 5.198%, 12/15/2038(a)(b)	516,968
Principal Amount	Description	Value (†)
	Non-Agency Commercial Mortgage-Backed Securities — continued
$395,000	BX Trust, Series 2024-VLT4, Class A, 1 mo. USD SOFR + 1.491%, 5.164%, 6/15/2041(a)(b)	$392,531
145,000	BX Trust, Series 2025-DELC, Class A, 1 mo. USD SOFR + 1.550%, 5.223%, 12/15/2042(a)(b)	145,122
475,000	BX Trust, Series 2025-VLT7, Class A, 1 mo. USD SOFR + 1.700%, 5.373%, 7/15/2044(a)(b)	472,922
595,000	CHI Commercial Mortgage Trust, Series 2025-SFT, Class A, 5.117%, 4/15/2042(a)(b)	602,998
540,000	Citigroup Commercial Mortgage Trust, Series 2019-C7, Class A4, 3.102%, 12/15/2072	511,086
286,525	Commercial Mortgage Pass-Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030(a)	284,571
100,000	Commercial Mortgage Trust, Series 2024-CBM, Class A2, 5.867%, 12/10/2041(a)(b)	100,279
795,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class A2, 3.953%, 9/15/2037(a)	727,935
470,000	CSAIL Commercial Mortgage Trust, Series 2019-C18, Class A4, 2.968%, 12/15/2052	442,848
335,000	DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314%, 9/12/2040(a)	341,445
100,000	Extended Stay America Trust, Series 2025-ESH, Class A, 1 mo. USD SOFR + 1.300%, 4.973%, 10/15/2042(a)(b)	100,000
257,577	Extended Stay America Trust, Series 2026-ESH2, Class A, 1 mo. USD SOFR + 1.200%, 4.873%, 2/15/2043(a)(b)	257,577
570,863	GS Mortgage Securities Corp. Trust, Series 2012-BWTR, Class A, 2.954%, 11/05/2034(a)	499,107
440,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class A, 3.550%, 3/05/2033(a)(b)	341,044
245,000	GS Mortgage Securities Trust, Series 2020-GC45, Class A5, 2.911%, 2/13/2053	231,213
180,000	Hudsons Bay Simon JV Trust, Series 2015-HB10, Class A10, 4.155%, 8/05/2034(a)	172,462
255,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2025-BMS, Class A, 1 mo. USD SOFR + 1.600%, 5.273%, 1/15/2042(a)(b)	254,362
575,000	JPMCC Commercial Mortgage Securities Trust, Series 2019-COR5, Class A4, 3.386%, 6/13/2052	542,798
18,505	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A4, 3.306%, 4/15/2048	18,209
550,000	Morgan Stanley Capital I Trust, Series 2020-L4, Class A3, 2.698%, 2/15/2053	509,003
475,000	New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.910%, 10/20/2061(a)	398,706
465,000	SCOTT Trust, Series 2023-SFS, Class A, 5.910%, 3/10/2040(a)	473,355
210,000	TCO Commercial Mortgage Trust, Series 2024-DPM, Class A, 1 mo. USD SOFR + 1.243%, 4.915%, 12/15/2039(a)(b)	209,672
490,000	Wells Fargo Commercial Mortgage Trust, Series 2020-C58, Class A4, 2.092%, 7/15/2053	437,257
825,000	Wells Fargo Commercial Mortgage Trust, Series 2022-C62, Class A4, 4.000%, 4/15/2055(b)	785,113
		14,781,443
	Office REITs — 0.1%
120,000	Cousins Properties LP, 4.875%, 3/01/2033	115,532
	Oil Field Services — 0.1%
240,000	Helmerich & Payne, Inc., 5.500%, 12/01/2034	235,935
See accompanying notes to financial statements.
| 34

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Intermediate Duration Bond Fund (continued)
Principal Amount	Description	Value (†)
	Other REITs — 0.6%
$299,000	EPR Properties, 4.750%, 11/15/2030	$291,821
195,000	Extra Space Storage LP, 5.700%, 4/01/2028	199,105
200,000	Host Hotels & Resorts LP, 4.250%, 12/15/2028	197,630
430,000	Prologis Targeted U.S. Logistics Fund LP, 4.625%, 3/15/2033(a)	418,162
		1,106,718
	Packaging — 0.3%
148,000	Amcor Flexibles North America, Inc., 4.800%, 3/17/2028	148,894
180,000	Amcor Flexibles North America, Inc., 5.125%, 3/12/2036	174,999
335,000	Amcor Group Finance PLC, 5.450%, 5/23/2029	343,245
		667,138
	Pharmaceuticals — 0.8%
131,000	AbbVie, Inc., 4.125%, 3/15/2031	129,099
455,000	GlaxoSmithKline Capital, Inc., 4.500%, 4/15/2030	457,828
275,000	Merck & Co., Inc., 4.750%, 12/04/2035	269,840
500,000	Novartis Capital Corp., 4.100%, 11/05/2030	494,430
340,000	Novartis Capital Corp., 4.900%, 3/18/2036	339,187
		1,690,384
	Property & Casualty Insurance — 1.1%
270,000	Brown & Brown, Inc., 4.700%, 6/23/2028	270,781
435,000	Chubb INA Holdings LLC, 4.650%, 8/15/2029	439,891
382,000	Enact Holdings, Inc., 6.250%, 5/28/2029	393,151
370,000	Essent Group Ltd., 6.250%, 7/01/2029	382,737
280,000	Progressive Corp., 5.150%, 3/26/2036	280,395
193,000	SiriusPoint Ltd., 7.000%, 4/05/2029	201,411
240,000	Trustage Financial Group, Inc., 4.625%, 4/15/2032(a)	229,412
		2,197,778
	Railroads — 0.1%
220,000	Canadian Pacific Railway Co., 4.000%, 3/15/2029	217,594
	Restaurants — 0.2%
330,000	Darden Restaurants, Inc., 4.550%, 10/15/2029	329,410
	Retail REITs — 0.4%
230,000	Realty Income Corp., 4.750%, 4/15/2033	226,875
75,000	Regency Centers LP, 4.500%, 3/15/2033	73,135
454,000	Simon Property Group LP, 4.300%, 1/15/2031	447,432
		747,442
	Retailers — 1.2%
381,000	Alimentation Couche-Tard, Inc., 4.148%, 9/29/2028(a)	378,335
462,000	Amazon.com, Inc., 4.650%, 11/20/2035	453,013
285,000	Amazon.com, Inc., 4.875%, 3/13/2036	282,403
199,000	AutoNation, Inc., 4.450%, 1/15/2029	197,346
367,000	AutoZone, Inc., 5.050%, 7/15/2026	367,605
300,000	Genuine Parts Co., 4.950%, 8/15/2029	298,954
353,000	PVH Corp., 5.500%, 6/13/2030	355,622
		2,333,278
	Sovereigns — 0.2%
355,000	Mexico Government International Bonds, 5.375%, 3/22/2033	346,658
	Technology — 3.8%
347,000	Alphabet, Inc., 4.100%, 2/15/2031	344,589
322,000	Analog Devices, Inc., 4.250%, 6/15/2028	322,509
340,000	Arrow Electronics, Inc., 5.150%, 8/21/2029	343,488
305,000	Avnet, Inc., 6.250%, 3/15/2028	314,141
395,000	Broadcom, Inc., 5.050%, 7/12/2029	403,167
400,000	CDW LLC/CDW Finance Corp., 3.276%, 12/01/2028	384,072
Principal Amount	Description	Value (†)
	Technology — continued
$399,000	CGI, Inc., 4.950%, 3/14/2030	$401,067
315,000	Equifax, Inc., 4.800%, 9/15/2029	316,851
250,000	Equifax, Inc., 5.100%, 6/01/2028	253,185
209,000	Equinix Europe 2 Financing Corp. LLC, 4.600%, 11/15/2030	207,051
336,000	Fidelity National Information Services, Inc., 4.800%, 3/10/2031	333,363
250,000	Flex Ltd., 6.000%, 1/15/2028	255,108
422,000	Gartner, Inc., 5.600%, 11/20/2035	400,282
417,000	Global Payments, Inc., 4.875%, 11/15/2030	409,511
455,000	Hewlett Packard Enterprise Co., 4.400%, 10/15/2030	446,729
375,000	Hewlett Packard Enterprise Co., 5.250%, 4/01/2033	372,775
156,000	Jabil, Inc., 4.200%, 2/01/2029	154,107
250,000	Microchip Technology, Inc., 5.050%, 2/15/2030	252,164
245,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 4.300%, 8/19/2028	243,816
482,000	Oracle Corp., 4.950%, 2/04/2031	471,608
155,000	Oracle Corp., 5.700%, 2/04/2036	149,031
130,000	Roper Technologies, Inc., 4.250%, 9/15/2028	129,152
352,000	Salesforce, Inc., 5.550%, 3/15/2036	350,905
250,000	TD SYNNEX Corp., 4.300%, 1/17/2029	247,222
202,000	Western Union Co., 4.750%, 6/15/2029	200,201
		7,706,094
	Tobacco — 0.2%
400,000	Imperial Brands Finance PLC, 4.500%, 6/30/2028(a)	400,295
	Transportation Services — 0.7%
164,000	Element Fleet Management Corp., 4.641%, 11/24/2030(a)	161,688
402,000	Element Fleet Management Corp., 5.037%, 3/25/2030(a)	405,699
297,000	Fedex Freight Holding Co., Inc., 4.650%, 3/15/2031(a)	291,911
350,000	Ryder System, Inc., GMTN, 4.950%, 9/01/2029	354,403
191,000	Sydney Airport Finance Co. Pty. Ltd., 5.248%, 3/26/2036(a)	189,418
		1,403,119
	Treasuries — 18.5%
1,000,000	U.S. Treasury Notes, 3.375%, 12/31/2027	992,305
3,212,000	U.S. Treasury Notes, 3.500%, 11/30/2030	3,152,904
5,226,000	U.S. Treasury Notes, 3.500%, 2/28/2031	5,124,746
2,593,000	U.S. Treasury Notes, 3.625%, 9/30/2030	2,560,689
2,188,000	U.S. Treasury Notes, 3.625%, 10/31/2030	2,159,710
11,880,000	U.S. Treasury Notes, 3.625%, 12/31/2030	11,718,506
1,348,000	U.S. Treasury Notes, 3.750%, 1/31/2031	1,336,521
5,970,000	U.S. Treasury Notes, 4.000%, 11/15/2035	5,823,548
3,277,000	U.S. Treasury Notes, 4.250%, 5/15/2035	3,268,296
819,000	U.S. Treasury Notes, 4.250%, 8/15/2035	815,929
		36,953,154
	Utility Other — 0.5%
700,000	American Water Capital Corp., 5.200%, 4/01/2036	701,435
260,000	Essential Utilities, Inc., 4.800%, 8/15/2027	260,989
		962,424
	Wireless — 0.3%
265,000	Sitios Latinoamerica SAB de CV, 6.000%, 11/25/2029(a)	266,855
340,000	Softbank Corp., 4.699%, 7/09/2030(a)	337,826
		604,681
See accompanying notes to financial statements.
35 |

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Intermediate Duration Bond Fund (continued)
Principal Amount	Description	Value (†)
	Wirelines — 0.2%
$435,000	NTT Finance Corp., 5.110%, 7/02/2029(a)	$441,336
	Total Bonds and Notes (Identified Cost $199,046,289)	197,719,676

Short-Term Investments — 1.2%
2,312,185	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2026 at 2.150% to be repurchased at $2,312,323 on 4/01/2026 collateralized by $2,251,500 U.S. Treasury Note, 4.625% due 4/30/2031 valued at $2,358,619 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $2,312,185)	2,312,185
	Total Investments — 99.9% (Identified Cost $201,358,474)	200,031,861
	Other assets less liabilities — 0.1%	225,738
	Net Assets — 100.0%	$200,257,599

(†)	See Note 2 of Notes to Financial Statements.

(a)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2026, the value of
Rule 144A holdings amounted to $70,711,954 or 35.3% of net assets.

(b)
Variable rate security. Rate as of March 31, 2026 is disclosed.
Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the Portfolio of
Investments and show a weighted average rate. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(c)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.

ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
CMT	Constant Maturity Treasury
GMTN	Global Medium Term Note
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
At March 31, 2026, the Fund had the following open long futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 5 Year U.S. Treasury Notes Futures	6/30/2026	40	$4,390,565	$4,327,188	$(63,377)
Ultra 10 Year U.S. Treasury Notes Futures	6/18/2026	77	8,937,530	8,740,703	(196,827)
Total					$(260,204)
See accompanying notes to financial statements.
| 36

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Limited Term Government and Agency Fund

Principal Amount	Description	Value (†)
Bonds and Notes — 93.7% of Net Assets
	ABS Car Loan — 2.8%
$3,220,000	Avis Budget Rental Car Funding AESOP LLC, Series 2022-1A, Class A, 3.830%, 8/21/2028(a)	$3,202,279
264,337	Carvana Auto Receivables Trust, Series 2021-N2, Class A2, 0.970%, 3/10/2028	261,794
3,915,000	Ford Credit Auto Owner Trust, Series 2025-1, Class A, 4.860%, 8/15/2037(a)(b)	3,983,450
655,000	GM Financial Revolving Receivables Trust, Series 2021-1, Class A, 1.170%, 6/12/2034(a)	646,250
1,555,000	Hertz Vehicle Financing III LLC, Series 2023-3A, Class A, 5.940%, 2/25/2028(a)	1,571,160
1,260,000	NextGear Floorplan Master Owner Trust, Series 2024-1A, Class A2, 5.120%, 3/15/2029(a)	1,270,897
2,735,000	NextGear Floorplan Master Owner Trust, Series 2024-2A, Class A2, 4.420%, 9/15/2029(a)	2,736,608
4,365,000	Toyota Auto Loan Extended Note Trust, Series 2022-1A, Class A, 3.820%, 4/25/2035(a)	4,347,758
246,966	Wheels Fleet Lease Funding 1 LLC, Series 2023-1A, Class A, 5.800%, 4/18/2038(a)	247,905
		18,268,101
	ABS Home Equity — 0.0%
3,428	Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates, Series T-60, Class 2A1, 4.315%, 3/25/2044(b)(c)	3,007
3,686	Federal National Mortgage Association, Series 2002-W10, Class A7, REMICS, 4.855%, 8/25/2042(b)(c)	3,490
		6,497
	ABS Other — 0.1%
225,846	BHG Securitization Trust, Series 2024-1CON, Class A, 5.810%, 4/17/2035(a)	228,597
115,364	MVW LLC, Series 2020-1A, Class A, 1.740%, 10/20/2037(a)	114,216
372,425	MVW LLC, Series 2024-1A, Class A, 5.320%, 2/20/2043(a)	376,021
		718,834
	ABS Student Loan — 0.6%
653,408	Navient Private Education Refi Loan Trust, Series 2019-FA, Class A2, 2.600%, 8/15/2068(a)	631,907
206,700	Navient Private Education Refi Loan Trust, Series 2020-DA, Class A, 1.690%, 5/15/2069(a)	196,368
867,161	Navient Private Education Refi Loan Trust, Series 2021-CA, Class A, 1.060%, 10/15/2069(a)	787,641
2,147,392	Navient Private Education Refi Loan Trust, Series 2021-EA, Class A, 0.970%, 12/16/2069(a)	1,921,622
396,471	SMB Private Education Loan Trust, Series 2021-D, Class A1A, 1.340%, 3/17/2053(a)	375,415
		3,912,953
	Agency Commercial Mortgage-Backed Securities — 25.9%
2,580,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K064, Class A2, 3.224%, 3/25/2027	2,560,951
17,526,436	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K139, Class A1, 2.209%, 10/25/2031	16,544,516
9,147,635	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K531, Class AS, 30 day USD SOFR Average + 0.530%, 4.199%, 9/25/2029(b)	9,133,685
Principal Amount	Description	Value (†)
	Agency Commercial Mortgage-Backed Securities — continued
$10,350,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K540, Class A2, 4.513%, 2/25/2030(b)	$10,432,562
8,345,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K546, Class A2, 4.361%, 5/25/2030	8,372,313
11,380,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K747, Class A2, 2.050%, 11/25/2028(b)	10,804,331
5,200,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K758, Class A2, 4.680%, 10/25/2031(b)	5,266,134
6,518,047	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KC06, Class A2, 2.541%, 8/25/2026	6,478,898
1,080,738	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K-F100, Class AS, 30 day USD SOFR Average + 0.180%, 3.849%, 1/25/2028(b)	1,076,831
3,366,915	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K-F121, Class AS, 30 day USD SOFR Average + 0.180%, 3.849%, 8/25/2028(b)	3,347,233
6,221,178	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF123, Class AS, 30 day USD SOFR Average + 0.200%, 3.869%, 9/25/2028(b)	6,172,373
229,287	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF74, Class AS, 1 mo. USD SOFR HCDC + 0.530%, 4.199%, 1/25/2027(b)	229,111
4,900,667	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF77, Class AL, 30 day USD SOFR Average + 0.814%, 4.483%, 2/25/2027(b)	4,903,991
6,445,633	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF77, Class AS, 30 day USD SOFR Average + 0.900%, 4.569%, 2/25/2027(b)	6,475,676
14,091,629	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF78, Class AL, 30 day USD SOFR Average + 0.914%, 4.583%, 3/25/2030(b)	14,134,946
14,091,629	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF78, Class AS, 30 day USD SOFR Average + 1.000%, 4.669%, 3/25/2030(b)	14,181,237
1,610,242	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF79, Class AL, 30 day USD SOFR Average + 0.584%, 4.253%, 5/25/2030(b)	1,607,890
1,485,867	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF79, Class AS, 30 day USD SOFR Average + 0.580%, 4.249%, 5/25/2030(b)	1,487,476
1,892,389	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF80, Class AL, 30 day USD SOFR Average + 0.554%, 4.223%, 6/25/2030(b)	1,888,181
See accompanying notes to financial statements.
37 |

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Limited Term Government and Agency Fund (continued)
Principal Amount	Description	Value (†)
	Agency Commercial Mortgage-Backed Securities — continued
$1,063,261	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF80, Class AS, 30 day USD SOFR Average + 0.510%, 4.179%, 6/25/2030(b)	$1,059,939
367,084	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF81, Class AL, 30 day USD SOFR Average + 0.474%, 4.143%, 6/25/2027(b)	366,963
275,313	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF81, Class AS, 30 day USD SOFR Average + 0.400%, 4.069%, 6/25/2027(b)	274,941
271,805	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF84, Class AL, 30 day USD SOFR Average + 0.414%, 4.083%, 7/25/2030(b)	271,333
228,662	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF84, Class AS, 30 day USD SOFR Average + 0.320%, 3.989%, 7/25/2030(b)	226,833
24,544	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF85, Class AL, 30 day USD SOFR Average + 0.414%, 4.083%, 8/25/2030(b)	24,434
65,429	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF85, Class AS, 30 day USD SOFR Average + 0.330%, 3.999%, 8/25/2030(b)	64,940
487,206	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF86, Class AL, 30 day USD SOFR Average + 0.404%, 4.073%, 8/25/2027(b)	486,466
435,061	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF86, Class AS, 30 day USD SOFR Average + 0.320%, 3.989%, 8/25/2027(b)	433,956
156,787	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF93, Class AL, 30 day USD SOFR Average + 0.394%, 4.063%, 10/25/2027(b)	156,508
188,246	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF93, Class AS, 30 day USD SOFR Average + 0.310%, 3.979%, 10/25/2027(b)	187,482
1,022,471	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF97, Class AS, 30 day USD SOFR Average + 0.250%, 3.919%, 12/25/2030(b)	1,012,465
302,438	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KJ21, Class A2, 3.700%, 9/25/2026	301,297
2,210,979	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KJ26, Class A2, 2.606%, 7/25/2027	2,188,629
7,165,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KJ37, Class A2, 2.333%, 11/25/2030	6,716,652
16,300,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KJ42, Class A2, 4.118%, 11/25/2032	16,163,683
Principal Amount	Description	Value (†)
	Agency Commercial Mortgage-Backed Securities — continued
$8,367,073	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KS12, Class A, 30 day USD SOFR Average + 0.764%, 4.433%, 8/25/2029(b)	$8,374,737
1,603,187	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KS14, Class AL, 30 day USD SOFR Average + 0.454%, 4.123%, 4/25/2030(b)	1,598,722
1,763,225	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KS14, Class AS, 30 day USD SOFR Average + 0.370%, 4.039%, 4/25/2030(b)	1,752,824
3,653,528	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series Q016, Class APT1, 2.196%, 5/25/2051(b)	3,644,892
228,516	Federal National Mortgage Association, Series 2020-M5, Class FA, 30 day USD SOFR Average + 0.574%, 4.243%, 1/25/2027(b)	227,890
36,290	Government National Mortgage Association, Series 2003-72, Class Z, 5.491%, 11/16/2045(b)	36,373
		170,670,294
	Collateralized Mortgage Obligations — 6.2%
16,044	Federal Home Loan Mortgage Corp., Series 2131, Class ZB, REMICS, 6.000%, 3/15/2029(c)	15,666
254,285	Federal Home Loan Mortgage Corp., Series 2978, Class JG, REMICS, 5.500%, 5/15/2035(c)	257,940
372,696	Federal Home Loan Mortgage Corp., Series 3036, Class NE, REMICS, 5.000%, 9/15/2035(c)	372,972
154,336	Federal Home Loan Mortgage Corp., Series 3412, Class AY, REMICS, 5.500%, 2/15/2038(c)	157,159
370,843	Federal Home Loan Mortgage Corp., Series 3561, Class W, REMICS, 2.533%, 6/15/2048(b)	347,842
154,675	Federal Home Loan Mortgage Corp., Series 3620, Class AT, REMICS, 4.774%, 12/15/2036(b)(c)	158,374
98,978	Federal Home Loan Mortgage Corp., Series 4212, Class FW, REMICS, 5.887%, 6/15/2043(b)(c)	91,568
167,565	Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates, Series T-62, Class 1A1, 1 yr. USD MTA + 1.200%, 5.059%, 10/25/2044(b)(c)	153,265
286,960	Federal National Mortgage Association, Series 2003-48, Class GH, REMICS, 5.500%, 6/25/2033(c)	291,112
170,741	Federal National Mortgage Association, Series 2007-73, Class A1, REMICS, 30 day USD SOFR Average + 0.174%, 3.842%, 7/25/2037(b)(c)	165,911
354,238	Federal National Mortgage Association, Series 2008-86, Class LA, REMICS, 3.489%, 8/25/2038(b)	345,200
771,490	Federal National Mortgage Association, Series 2012-56, Class FK, REMICS, 30 day USD SOFR Average + 0.564%, 4.226%, 6/25/2042(b)(c)	753,950
840,786	Federal National Mortgage Association, Series 2012-58, Class KF, REMICS, 30 day USD SOFR Average + 0.664%, 4.326%, 6/25/2042(b)(c)	826,957
2,156,373	Federal National Mortgage Association, Series 2012-83, Class LF, REMICS, 30 day USD SOFR Average + 0.624%, 4.286%, 8/25/2042(b)	2,134,633
1,840,298	Federal National Mortgage Association, Series 2013-67, Class NF, REMICS, 30 day USD SOFR Average + 1.114%, 4.776%, 7/25/2043(b)	1,787,559
See accompanying notes to financial statements.
| 38

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Limited Term Government and Agency Fund (continued)
Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$2,314,279	Federal National Mortgage Association, Series 2015-4, Class BF, REMICS, 30 day USD SOFR Average + 0.514%, 4.176%, 2/25/2045(b)	$2,276,457
2,502,416	Federal National Mortgage Association, Series 2020-35, Class FA, REMICS, 30 day USD SOFR Average + 0.614%, 4.296%, 6/25/2050(b)	2,352,119
559,971	Government National Mortgage Association, Series 2005-18, Class F, 1 mo. USD SOFR + 0.314%, 3.990%, 2/20/2035(b)(c)	554,012
466,477	Government National Mortgage Association, Series 2007-59, Class FM, 1 mo. USD SOFR + 0.634%, 4.310%, 10/20/2037(b)(c)	459,923
43,521	Government National Mortgage Association, Series 2009-H01, Class FA, 1 mo. USD SOFR + 1.264%, 4.940%, 11/20/2059(b)(c)	42,595
94,841	Government National Mortgage Association, Series 2010-H20, Class AF, 1 mo. USD SOFR + 0.444%, 4.113%, 10/20/2060(b)	94,597
87,109	Government National Mortgage Association, Series 2010-H24, Class FA, 1 mo. USD SOFR + 0.464%, 4.133%, 10/20/2060(b)(c)	85,977
67,081	Government National Mortgage Association, Series 2010-H27, Class FA, 1 mo. USD SOFR + 0.494%, 4.163%, 12/20/2060(b)(c)	65,932
3,065	Government National Mortgage Association, Series 2011-H08, Class FA, 1 mo. USD SOFR + 0.714%, 4.383%, 2/20/2061(b)(c)	3,037
1,258,558	Government National Mortgage Association, Series 2012-18, Class FM, 1 mo. USD SOFR + 0.364%, 4.040%, 9/20/2038(b)	1,258,175
77	Government National Mortgage Association, Series 2012-H15, Class FA, 1 mo. USD SOFR + 0.564%, 4.233%, 5/20/2062(b)(c)	75
49,831	Government National Mortgage Association, Series 2012-H18, Class NA, 1 mo. USD SOFR + 0.634%, 4.303%, 8/20/2062(b)(c)	49,336
3,728	Government National Mortgage Association, Series 2012-H29, Class HF, 1 mo. USD SOFR + 0.614%, 4.283%, 10/20/2062(b)(c)	3,616
2,256	Government National Mortgage Association, Series 2013-H02, Class GF, 1 mo. USD SOFR + 0.614%, 4.283%, 12/20/2062(b)(c)	2,190
133,492	Government National Mortgage Association, Series 2013-H08, Class FA, 1 mo. USD SOFR + 0.464%, 4.133%, 3/20/2063(b)(c)	131,841
151,514	Government National Mortgage Association, Series 2013-H10, Class FA, 1 mo. USD SOFR + 0.514%, 4.183%, 3/20/2063(b)(c)	149,758
23,444	Government National Mortgage Association, Series 2013-H14, Class FG, 1 mo. USD SOFR + 0.584%, 4.253%, 5/20/2063(b)(c)	23,197
719,793	Government National Mortgage Association, Series 2014-H14, Class FA, 1 mo. USD SOFR + 0.614%, 4.297%, 7/20/2064(b)	719,679
751,882	Government National Mortgage Association, Series 2014-H15, Class FA, 1 mo. USD SOFR + 0.614%, 4.283%, 7/20/2064(b)	751,773
306,907	Government National Mortgage Association, Series 2015-H04, Class FL, 1 mo. USD SOFR + 0.584%, 4.267%, 2/20/2065(b)(c)	303,675
3,019	Government National Mortgage Association, Series 2015-H09, Class HA, 1.750%, 3/20/2065(c)	2,709
Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$35,906	Government National Mortgage Association, Series 2015-H10, Class FC, 1 mo. USD SOFR + 0.594%, 4.263%, 4/20/2065(b)(c)	$35,532
237,316	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065	229,134
645	Government National Mortgage Association, Series 2015-H11, Class FA, 1 mo. USD SOFR + 0.364%, 4.033%, 4/20/2065(b)(c)	623
255,306	Government National Mortgage Association, Series 2015-H12, Class FL, 1 mo. USD SOFR + 0.344%, 4.013%, 5/20/2065(b)(c)	251,737
10,092	Government National Mortgage Association, Series 2015-H19, Class FH, 1 mo. USD SOFR + 0.414%, 4.083%, 7/20/2065(b)(c)	9,739
244	Government National Mortgage Association, Series 2015-H29, Class FA, 1 mo. USD SOFR + 0.814%, 4.483%, 10/20/2065(b)(c)	237
2,177	Government National Mortgage Association, Series 2015-H30, Class FA, 1 mo. USD SOFR + 0.794%, 4.463%, 8/20/2061(b)(c)	2,118
761,041	Government National Mortgage Association, Series 2016-H06, Class FC, 1 mo. USD SOFR + 1.034%, 4.703%, 2/20/2066(b)	764,568
195,319	Government National Mortgage Association, Series 2016-H20, Class FB, 1 mo. USD SOFR + 0.664%, 4.333%, 9/20/2066(b)(c)	193,484
814,701	Government National Mortgage Association, Series 2017-H05, Class FC, 1 mo. USD SOFR + 0.864%, 4.533%, 2/20/2067(b)(c)	808,666
1,801,427	Government National Mortgage Association, Series 2018-H11, Class FJ, 1 yr. USD SOFR + 0.795%, 4.861%, 6/20/2068(b)	1,811,423
20,294	Government National Mortgage Association, Series 2018-H14, Class FG, 1 mo. USD SOFR + 0.464%, 4.133%, 9/20/2068(b)	20,251
4,851,270	Government National Mortgage Association, Series 2018-H16, Class FA, 1 mo. USD SOFR + 0.534%, 4.203%, 9/20/2068(b)	4,839,542
5,334,229	Government National Mortgage Association, Series 2019-H04, Class NA, 3.500%, 9/20/2068	5,067,798
128,142	Government National Mortgage Association, Series 2019-H13, Class FT, 1 yr. CMT + 0.450%, 3.950%, 8/20/2069(b)(c)	126,884
1,076,187	Government National Mortgage Association, Series 2020-30, Class F, 1 mo. USD SOFR + 0.514%, 4.182%, 4/20/2048(b)	1,074,900
2,130,080	Government National Mortgage Association, Series 2020-53, Class NF, 1 mo. USD SOFR + 0.564%, 4.232%, 5/20/2046(b)	1,987,171
300,155	Government National Mortgage Association, Series 2020-H01, Class FT, 1 yr. CMT + 0.500%, 4.000%, 1/20/2070(b)(c)	297,433
1,668,858	Government National Mortgage Association, Series 2020-H02, Class FG, 1 mo. USD SOFR + 0.714%, 4.383%, 1/20/2070(b)	1,669,088
1,711,118	Government National Mortgage Association, Series 2020-H04, Class FP, 1 mo. USD SOFR + 0.614%, 4.283%, 6/20/2069(b)	1,712,213
See accompanying notes to financial statements.
39 |

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Limited Term Government and Agency Fund (continued)
Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$2,206,037	Government National Mortgage Association, Series 2020-H07, Class FL, 1 mo. USD SOFR + 0.764%, 4.433%, 4/20/2070(b)	$2,209,529
619,926	Government National Mortgage Association, Series 2020-H10, Class FD, 1 mo. USD SOFR + 0.514%, 4.183%, 5/20/2070(b)(c)	612,949
		40,915,800
	Hybrid ARMs — 1.6%
41,657	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.250%, 5.875%, 2/01/2035(b)	42,886
275,413	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.286%, 5.976%, 2/01/2036(b)	283,193
55,220	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.206%, 6.074%, 9/01/2038(b)	56,743
200,457	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.245%, 6.102%, 3/01/2036(b)	208,928
378,670	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.290%, 6.104%, 2/01/2036(b)	389,145
185,612	Federal Home Loan Mortgage Corp., 6 mo. USD RFUCCT + 1.770%, 6.124%, 6/01/2037(b)	191,567
619,931	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.246%, 6.163%, 3/01/2037(b)	644,056
120,702	Federal Home Loan Mortgage Corp., 1 yr. USD RFUCCT + 1.902%, 6.177%, 4/01/2037(b)	124,115
113,471	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.220%, 6.220%, 7/01/2033(b)	115,955
94,910	Federal Home Loan Mortgage Corp., 1 yr. USD RFUCCT + 1.747%, 6.277%, 4/01/2037(b)	97,346
46,807	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.165%, 6.290%, 4/01/2036(b)	47,814
131,497	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.248%, 6.307%, 9/01/2038(b)	135,482
62,578	Federal Home Loan Mortgage Corp., 1 yr. USD RFUCCT + 1.714%, 6.418%, 11/01/2038(b)	63,961
79,689	Federal Home Loan Mortgage Corp., 1 yr. USD RFUCCT + 1.911%, 6.493%, 12/01/2034(b)	81,487
605,600	Federal Home Loan Mortgage Corp., 1 yr. USD RFUCCT + 1.840%, 6.498%, 1/01/2046(b)	632,151
306,650	Federal Home Loan Mortgage Corp., 1 yr. USD RFUCCT + 1.750%, 6.500%, 9/01/2035(b)	314,980
15,167	Federal Home Loan Mortgage Corp., 1 yr. USD RFUCCT + 1.775%, 6.514%, 12/01/2037(b)	15,576
47,342	Federal Home Loan Mortgage Corp., 1 yr. USD RFUCCT + 1.676%, 6.547%, 3/01/2038(b)	48,311
51,291	Federal Home Loan Mortgage Corp., 1 yr. USD RFUCCT + 1.828%, 6.664%, 11/01/2038(b)	52,696
165,754	Federal Home Loan Mortgage Corp., 1 yr. USD RFUCCT + 1.889%, 6.879%, 9/01/2041(b)	171,925
10,560	Federal National Mortgage Association, 6 mo. USD RFUCCT + 1.460%, 5.460%, 2/01/2037(b)	10,740
216,432	Federal National Mortgage Association, 1 yr. CMT + 2.185%, 5.810%, 1/01/2036(b)	223,077
126,293	Federal National Mortgage Association, 6 mo. USD RFUCCT + 1.546%, 5.842%, 7/01/2035(b)	131,011
67,950	Federal National Mortgage Association, 1 yr. CMT + 2.160%, 5.877%, 9/01/2034(b)	69,592
149,686	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.734%, 5.905%, 2/01/2037(b)	153,969
27,403	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.716%, 5.994%, 1/01/2037(b)	28,190
Principal Amount	Description	Value (†)
	Hybrid ARMs — continued
$418,408	Federal National Mortgage Association, 1 yr. CMT + 2.225%, 6.003%, 4/01/2034(b)	$429,163
63,343	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.800%, 6.050%, 12/01/2041(b)	65,528
60,805	Federal National Mortgage Association, 1 yr. CMT + 2.196%, 6.065%, 4/01/2034(b)	62,213
340,973	Federal National Mortgage Association, 1 yr. CMT + 2.163%, 6.098%, 12/01/2040(b)	352,730
83,452	Federal National Mortgage Association, 1 yr. CMT + 2.442%, 6.131%, 5/01/2035(b)	86,384
380,218	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.560%, 6.177%, 4/01/2037(b)	391,425
56,119	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.655%, 6.184%, 10/01/2033(b)	57,392
549,900	Federal National Mortgage Association, 1 yr. CMT + 2.214%, 6.218%, 10/01/2034(b)	566,383
500,115	Federal National Mortgage Association, 1 yr. CMT + 2.185%, 6.228%, 11/01/2033(b)	514,609
251,802	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.552%, 6.265%, 7/01/2035(b)	258,178
69,511	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.668%, 6.268%, 11/01/2036(b)	71,395
6,691	Federal National Mortgage Association, 1 yr. CMT + 2.145%, 6.270%, 9/01/2036(b)	6,879
229,855	Federal National Mortgage Association, 1 yr. CMT + 2.270%, 6.270%, 6/01/2037(b)	238,073
51,022	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.655%, 6.280%, 7/01/2038(b)	52,473
134,260	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.616%, 6.281%, 8/01/2038(b)	137,310
93,511	Federal National Mortgage Association, 1 yr. CMT + 2.287%, 6.287%, 6/01/2033(b)	95,991
172,143	Federal National Mortgage Association, 1 yr. CMT + 2.131%, 6.298%, 6/01/2036(b)	176,856
181,961	Federal National Mortgage Association, 6 mo. USD RFUCCT + 1.982%, 6.308%, 7/01/2037(b)	185,345
292,995	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.579%, 6.319%, 9/01/2037(b)	300,369
80,029	Federal National Mortgage Association, 1 yr. CMT + 2.223%, 6.348%, 8/01/2035(b)	82,406
43,705	Federal National Mortgage Association, 1 yr. CMT + 2.287%, 6.349%, 10/01/2033(b)	44,911
85,268	Federal National Mortgage Association, 1 yr. CMT + 2.500%, 6.351%, 8/01/2036(b)	88,910
610,594	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.800%, 6.366%, 10/01/2041(b)	637,164
146,477	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.673%, 6.368%, 3/01/2037(b)	150,326
25,874	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.685%, 6.435%, 8/01/2035(b)	26,450
39,104	Federal National Mortgage Association, 1 yr. CMT + 2.441%, 6.441%, 8/01/2033(b)	40,286
297,704	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.694%, 6.456%, 9/01/2037(b)	307,340
5,962	Federal National Mortgage Association, 1 yr. CMT + 2.205%, 6.463%, 4/01/2033(b)	6,093
73,858	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.713%, 6.463%, 8/01/2034(b)	75,345
50,909	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.740%, 6.477%, 11/01/2035(b)	52,556
24,326	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.565%, 6.565%, 4/01/2037(b)	24,872
See accompanying notes to financial statements.
| 40

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Limited Term Government and Agency Fund (continued)
Principal Amount	Description	Value (†)
	Hybrid ARMs — continued
$48,663	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.800%, 6.751%, 3/01/2034(b)	$50,349
11,126	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.810%, 6.777%, 7/01/2041(b)	11,510
50,025	Federal National Mortgage Association, 1 yr. USD RFUCCT + 2.473%, 7.223%, 6/01/2035(b)	52,065
164,824	Government National Mortgage Association, 1 mo. USD RFUCCT + 1.834%, 5.704%, 2/20/2061(b)	168,332
179,639	Government National Mortgage Association, 1 mo. USD RFUCCT + 1.890%, 5.726%, 2/20/2063(b)	182,711
81,208	Government National Mortgage Association, 1 mo. USD RFUCCT + 2.205%, 6.039%, 5/20/2065(b)	83,694
233,314	Government National Mortgage Association, 1 mo. USD RFUCCT + 2.231%, 6.067%, 3/20/2063(b)	236,376
114,875	Government National Mortgage Association, 1 mo. USD RFUCCT + 2.223%, 6.084%, 6/20/2065(b)	118,251
71,168	Government National Mortgage Association, 1 mo. USD RFUCCT + 2.378%, 6.213%, 2/20/2063(b)	72,850
		10,896,389
	Mortgage Related — 0.2%
1,039	Federal Home Loan Mortgage Corp., 3.000%, 10/01/2026	1,036
71,483	Federal Home Loan Mortgage Corp., 4.000%, 1/01/2042	69,118
8,174	Federal Home Loan Mortgage Corp., 4.500%, 5/01/2034	8,111
65,925	Federal Home Loan Mortgage Corp., 6.500%, 12/01/2034	68,028
53,192	Federal National Mortgage Association, 3.000%, 3/01/2042	48,542
147,447	Federal National Mortgage Association, 5.000%, 7/01/2037	148,305
171,045	Federal National Mortgage Association, 5.000%, 2/01/2038	172,131
81,530	Federal National Mortgage Association, 5.500%, 3/01/2033	81,941
380	Federal National Mortgage Association, 6.500%, 1/01/2033	394
1,585	Federal National Mortgage Association, 6.500%, 10/01/2033	1,639
1,479	Federal National Mortgage Association, 6.500%, 10/01/2033	1,490
1,278	Federal National Mortgage Association, 6.500%, 10/01/2033	1,291
966	Federal National Mortgage Association, 6.500%, 12/01/2034	978
663	Federal National Mortgage Association, 6.500%, 2/01/2036	695
6,783	Federal National Mortgage Association, 6.500%, 11/01/2037	7,174
4,652	Federal National Mortgage Association, 7.500%, 7/01/2031	4,754
3,364	Federal National Mortgage Association, 7.500%, 9/01/2032	3,380
86,468	Government National Mortgage Association, 4.140%, 7/20/2063(b)	85,955
238,943	Government National Mortgage Association, 4.140%, 10/20/2065(b)	237,826
93,071	Government National Mortgage Association, 4.477%, 2/20/2066(b)	92,503
Principal Amount	Description	Value (†)
	Mortgage Related — continued
$1,243	Government National Mortgage Association, 4.544%, 8/20/2062(b)	$1,223
3,416	Government National Mortgage Association, 4.630%, 8/20/2061(b)	3,409
3,235	Government National Mortgage Association, 4.630%, 2/20/2062(b)	3,178
1,347	Government National Mortgage Association, 4.700%, 6/20/2061(b)	1,325
5,915	Government National Mortgage Association, 4.700%, 2/20/2062(b)	5,825
7,264	Government National Mortgage Association, 4.700%, 6/20/2062(b)	7,053
1,586	Government National Mortgage Association, 4.700%, 1/20/2064(b)	1,555
744	Government National Mortgage Association, 4.859%, 4/20/2061(b)	743
2,516	Government National Mortgage Association, 6.000%, 12/15/2031	2,633
10,147	Government National Mortgage Association, 6.500%, 5/15/2031	10,511
5,970	Government National Mortgage Association, 7.000%, 10/15/2028	6,033
		1,078,779
	Non-Agency Commercial Mortgage-Backed Securities — 2.6%
1,595,000	Bank, Series 2020-BN25, Class A5, 2.649%, 1/15/2063	1,475,257
740,100	Bank5, Series 2023-5YR4, Class A3, 6.500%, 12/15/2056	768,606
1,825,000	BPR Trust, Series 2021-NRD, Class A, 1 mo. USD SOFR + 1.525%, 5.198%, 12/15/2038(a)(b)	1,814,359
4,650,000	BPR Trust, Series 2022-SSP, Class A, 1 mo. USD SOFR + 3.000%, 6.673%, 5/15/2039(a)(b)	4,650,000
1,745,000	CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A3, 3.839%, 12/10/2054	1,734,514
701,585	Commercial Mortgage Pass-Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030(a)	696,800
2,570,000	DROP Mortgage Trust, Series 2021-FILE, Class A, 1 mo. USD SOFR + 1.264%, 4.938%, 10/15/2043(a)(b)	2,557,150
837,124	Extended Stay America Trust, Series 2026-ESH2, Class A, 1 mo. USD SOFR + 1.200%, 4.873%, 2/15/2043(a)(b)	837,124
2,830,425	Starwood Retail Property Trust, Series 2014-STAR, Class A, Prime + 0.000%, 6.750%, 11/15/2027(a)(b)	1,698,199
645,000	TCO Commercial Mortgage Trust, Series 2024-DPM, Class A, 1 mo. USD SOFR + 1.243%, 4.915%, 12/15/2039(a)(b)	643,992
		16,876,001
	Treasuries — 53.7%
3,307,000	U.S. Treasury Notes, 3.375%, 2/29/2028	3,280,906
11,845,000	U.S. Treasury Notes, 3.500%, 9/30/2029	11,702,490
13,829,000	U.S. Treasury Notes, 3.500%, 11/30/2030	13,574,568
7,472,000	U.S. Treasury Notes, 3.500%, 2/28/2031	7,327,230
3,265,000	U.S. Treasury Notes, 3.625%, 8/31/2029	3,240,002
7,660,000	U.S. Treasury Notes, 3.625%, 8/31/2030	7,566,045
9,311,000	U.S. Treasury Notes, 3.625%, 9/30/2030	9,194,976
4,055,000	U.S. Treasury Notes, 3.625%, 10/31/2030	4,002,570
5,845,000	U.S. Treasury Notes, 3.625%, 12/31/2030	5,765,545
13,575,000	U.S. Treasury Notes, 3.750%, 12/31/2028	13,547,956
8,971,000	U.S. Treasury Notes, 3.750%, 1/31/2031	8,894,606
49,382,000	U.S. Treasury Notes, 3.875%, 3/31/2028	49,455,302
41,285,000	U.S. Treasury Notes, 3.875%, 7/15/2028	41,333,381
See accompanying notes to financial statements.
41 |

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Limited Term Government and Agency Fund (continued)
Principal Amount	Description	Value (†)
	Treasuries — continued
$4,760,000	U.S. Treasury Notes, 3.875%, 4/30/2030	$4,754,794
8,370,000	U.S. Treasury Notes, 3.875%, 7/31/2030	8,355,941
5,744,000	U.S. Treasury Notes, 3.875%, 3/31/2031	5,725,601
634,000	U.S. Treasury Notes, 4.000%, 2/29/2028	636,080
34,485,000	U.S. Treasury Notes, 4.000%, 6/30/2028	34,629,137
9,755,000	U.S. Treasury Notes, 4.000%, 1/31/2029	9,799,202
8,870,000	U.S. Treasury Notes, 4.000%, 7/31/2029	8,909,499
7,900,000	U.S. Treasury Notes, 4.000%, 2/28/2030	7,929,934
25,060,000	U.S. Treasury Notes, 4.000%, 3/31/2030	25,150,059
9,885,000	U.S. Treasury Notes, 4.000%, 5/31/2030	9,918,594
2,085,000	U.S. Treasury Notes, 4.125%, 10/31/2029	2,102,104
15,030,000	U.S. Treasury Notes, 4.250%, 6/30/2029	15,212,004
4,270,000	U.S. Treasury Notes, 4.250%, 1/31/2030	4,324,042
13,620,000	U.S. Treasury Notes, 4.375%, 8/31/2028	13,790,250
4,420,000	U.S. Treasury Notes, 4.625%, 4/30/2029	4,520,141
18,230,000	U.S. Treasury Notes, 4.875%, 10/31/2028	18,695,007
		353,337,966
	Total Bonds and Notes (Identified Cost $621,947,878)	616,681,614

Short-Term Investments — 6.2%
5,115,258	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2026 at 2.150% to be repurchased at $5,115,563 on 4/01/2026 collateralized by $5,197,900 U.S. Treasury Note, 4.125% due 9/30/2027 valued at $5,217,627 including accrued interest (Note 2 of Notes to Financial Statements)	5,115,258
35,420,000	Federal Home Loan Bank Discount Notes, 3.590%–3.600%, 4/08/2026(d)(e)	35,391,743
	Total Short-Term Investments (Identified Cost $40,510,507)	40,507,001
	Total Investments — 99.9% (Identified Cost $662,458,385)	657,188,615
	Other assets less liabilities — 0.1%	789,189
	Net Assets — 100.0%	$657,977,804

(†)	See Note 2 of Notes to Financial Statements.

(a)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2026, the value of
Rule 144A holdings amounted to $35,535,718 or 5.4% of net assets.

(b)
Variable rate security. Rate as of March 31, 2026 is disclosed.
Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the Portfolio of
Investments and show a weighted average rate. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(c)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.
(d)
The Fund's investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of
Investments.

(e)	Interest rate represents discount rate at time of purchase; not a coupon rate.

ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
CMT	Constant Maturity Treasury
HCDC	Historical Calendar Day Compounded
MTA	Monthly Treasury Average Interest
REMICS	Real Estate Mortgage Investment Conduits
RFUCCT	FTSE USD IBOR Consumer Cash Fallbacks Term
SOFR	Secured Overnight Financing Rate
See accompanying notes to financial statements.
| 42

Statements of Assets and Liabilities
March 31, 2026 (Unaudited)

	Core Plus Bond Fund	Global Allocation Fund	Growth Fund
ASSETS
Unaffiliated investments at cost	$8,442,535,610	$2,204,023,341	$6,558,327,042
Affiliated investments at cost	—	—	133,847,928
Net unrealized appreciation (depreciation) on unaffiliated investments	(333,884,121)	435,802,022	9,270,372,848
Net unrealized appreciation on affiliated investments	—	—	34,914,509
Investments at value	8,108,651,489	2,639,825,363	15,997,462,327
Cash	767,993	333,825	136
Due from brokers (Note 2)	2,566,051	40,000	—
Foreign currency at value (identified cost $0, $4,178,433 and $0, respectively)	—	4,140,317	—
Receivable for Fund shares sold	21,703,569	1,638,239	30,312,177
Receivable for securities sold	256,793,990	9,655,354	—
Receivable for when-issued/delayed delivery securities sold (Note 2)	430,924,195	—	—
Collateral received for delayed delivery securities and forward foreign currency contracts (Notes 2 and 4)	1,630,000	1,516,331	—
Dividends and interest receivable	67,517,136	11,888,335	9,474,851
Unrealized appreciation on forward foreign currency contracts (Note 2)	—	2,424,785	—
Tax reclaims receivable	3,866	—	12,151,902
Receivable for variation margin on futures contracts (Note 2)	819,771	459,589	—
Prepaid expenses	691	691	691
TOTAL ASSETS	8,891,378,751	2,671,922,829	16,049,402,084
LIABILITIES
Securities sold short, at value (proceeds $79,972,426, $0 and $0, respectively) (Note 2)	80,092,808	—	—
Payable for securities purchased	303,035,841	12,989,109	—
Payable for when-issued/delayed delivery securities purchased (Note 2)	597,659,049	—	—
Unfunded loan commitments (Note 2)	—	24,163	—
Payable for Fund shares redeemed	13,958,307	3,063,849	10,790,479
Unrealized depreciation on forward foreign currency contracts (Note 2)	—	538,680	—
Foreign taxes payable (Note 2)	—	23,076	—
Due to brokers (Note 2)	1,630,000	1,516,331	—
Management fees payable (Note 6)	2,199,211	1,703,900	6,916,913
Deferred Trustees’ fees (Note 6)	1,132,469	485,999	1,167,503
Administrative fees payable (Note 6)	287,541	97,602	596,532
Payable to distributor (Note 6d)	57,088	40,432	134,594
Audit and tax services fees payable	35,811	35,909	29,245
Other accounts payable and accrued expenses	441,890	205,737	798,263
TOTAL LIABILITIES	1,000,530,015	20,724,787	20,433,529
COMMITMENTS AND CONTINGENCIES(a)	—	—	—
NET ASSETS	$7,890,848,736	$2,651,198,042	$16,028,968,555
NET ASSETS CONSIST OF:
Paid-in capital	$9,013,738,384	$2,049,723,375	$6,833,463,311
Accumulated earnings (loss)	(1,122,889,648)	601,474,667	9,195,505,244
NET ASSETS	$7,890,848,736	$2,651,198,042	$16,028,968,555
See accompanying notes to financial statements.
43 |

Statements of Assets and Liabilities (continued)
March 31, 2026 (Unaudited)
	Core Plus Bond Fund	Global Allocation Fund	Growth Fund
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$274,288,478	$531,008,212	$1,109,225,809
Shares of beneficial interest	23,933,218	21,325,371	42,617,834
Net asset value and redemption price per share	$11.46	$24.90	$26.03
Offering price per share (100/[100-maximum sales charge] of net asset value) (Note 1)	$11.97	$26.42	$27.62
Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$17,053,087	$164,319,935	$109,510,499
Shares of beneficial interest	1,485,941	6,936,668	5,218,970
Net asset value and offering price per share	$11.48	$23.69	$20.98
Class N shares:
Net assets	$2,424,742,406	$288,269,222	$996,024,484
Shares of beneficial interest	209,255,700	11,389,634	33,762,316
Net asset value, offering and redemption price per share	$11.59	$25.31	$29.50
Class Y shares:
Net assets	$5,174,764,765	$1,667,600,673	$13,814,207,763
Shares of beneficial interest	446,927,029	65,943,284	470,475,835
Net asset value, offering and redemption price per share	$11.58	$25.29	$29.36

(a)	As disclosed in the Notes to Financial Statements, if applicable.
See accompanying notes to financial statements.
| 44

Statements of Assets and Liabilities (continued)
March 31, 2026 (Unaudited)

	Intermediate Duration Bond Fund	Limited Term Government and Agency Fund
ASSETS
Unaffiliated investments at cost	$201,358,474	$662,458,385
Net unrealized depreciation on unaffiliated investments	(1,326,613)	(5,269,770)
Investments at value	200,031,861	657,188,615
Cash	34	—
Due from brokers (Note 2)	590,000	—
Receivable for Fund shares sold	25,161	1,400,113
Receivable for securities sold	458,794	22,057,888
Dividends and interest receivable	1,624,105	3,109,045
Tax reclaims receivable	77	—
Receivable for variation margin on futures contracts (Note 2)	28,503	—
Prepaid expenses	691	691
TOTAL ASSETS	202,759,226	683,756,352
LIABILITIES
Payable for securities purchased	2,197,993	23,622,384
Payable for Fund shares redeemed	14,004	865,494
Distributions payable	—	468,439
Management fees payable (Note 6)	17,391	170,428
Deferred Trustees’ fees (Note 6)	173,470	487,867
Administrative fees payable (Note 6)	7,286	23,636
Payable to distributor (Note 6d)	5,322	12,201
Audit and tax services fees payable	35,103	37,528
Other accounts payable and accrued expenses	51,058	90,571
TOTAL LIABILITIES	2,501,627	25,778,548
COMMITMENTS AND CONTINGENCIES(a)	—	—
NET ASSETS	$200,257,599	$657,977,804
NET ASSETS CONSIST OF:
Paid-in capital	$233,824,723	$733,094,129
Accumulated loss	(33,567,124)	(75,116,325)
NET ASSETS	$200,257,599	$657,977,804
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$3,304,524	$149,456,407
Shares of beneficial interest	346,111	13,744,760
Net asset value and redemption price per share	$9.55	$10.87
Offering price per share (100/[100-maximum sales charge] of net asset value) (Note 1)	$9.97	$11.12
Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$335,689	$4,389,082
Shares of beneficial interest	35,004	404,668
Net asset value and offering price per share	$9.59	$10.85
Class N shares:
Net assets	$42,477,593	$30,974,388
Shares of beneficial interest	4,457,834	2,840,332
Net asset value, offering and redemption price per share	$9.53	$10.91
Class Y shares:
Net assets	$154,139,793	$473,157,927
Shares of beneficial interest	16,157,132	43,374,202
Net asset value, offering and redemption price per share	$9.54	$10.91

(a)	As disclosed in the Notes to Financial Statements, if applicable.
See accompanying notes to financial statements.
45 |

Statements of Operations
For the Six Months Ended March 31, 2026 (Unaudited)

	Core Plus Bond Fund	Global Allocation Fund	Growth Fund
INVESTMENT INCOME
Interest	$180,728,529	$23,213,053	$445,133
Dividends	23,742	9,881,124	52,023,099
Less net foreign taxes withheld	—	(338,442)	(2,741,172)
	180,752,271	32,755,735	49,727,060
Expenses
Management fees (Note 6)	12,538,970	10,419,129	44,275,429
Service and distribution fees (Note 6)	441,880	1,602,723	2,167,453
Administrative fees (Note 6)	1,659,881	591,788	3,742,953
Trustees' fees and expenses (Note 6)	168,945	69,249	320,301
Transfer agent fees and expenses (Notes 6, 7 and 8)	2,799,544	1,061,131	8,089,303
Audit and tax services fees	31,244	32,696	24,970
Custodian fees and expenses	138,344	108,556	202,117
Legal fees	151,295	46,330	310,560
Registration fees	186,972	65,343	170,269
Shareholder reporting expenses (Note 6)	225,163	86,254	447,819
Miscellaneous expenses	124,983	67,069	293,192
Total expenses	18,467,221	14,150,268	60,044,366
Less waiver and/or expense reimbursement (Note 6)	(176,536)	—	(464,117)
Less expense offset (Note 8)	(60,883)	(8,904)	(288,468)
Net expenses	18,229,802	14,141,364	59,291,781
Net investment income (loss)	162,522,469	18,614,371	(9,564,721)
Net realized and unrealized gain (loss) on Investments, Short sales, Futures contracts, Forward foreign currency contracts and Foreign currency transactions
Net realized gain (loss) on:
Unaffiliated investments	(26,839,210)	203,573,738	(4,337,582)
Short sales	(1,986,382)	—	—
Futures contracts	(766,674)	(1,231,418)	—
Forward foreign currency contracts (Note 2e)	—	(5,937,104)	—
Foreign currency transactions (Note 2d)	50,723	(212,952)	—
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(54,972,174)	(181,568,301)	(2,031,192,966)
Affiliated investments	—	—	(21,516,675)
Short sales	1,481,993	—	—
Futures contracts	(4,901,743)	(1,354,653)	—
Forward foreign currency contracts (Note 2e)	—	2,120,918	—
Foreign currency translations (Note 2d)	(121,016)	209,040	—
Net realized and unrealized gain (loss) on Investments, Short sales, Futures contracts, Forward foreign currency contracts and Foreign currency transactions	(88,054,483)	15,599,268	(2,057,047,223)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$74,467,986	$34,213,639	$(2,066,611,944)
See accompanying notes to financial statements.
| 46

Statements of Operations (continued)
For the Six Months Ended March 31, 2026 (Unaudited)

	Intermediate Duration Bond Fund	Limited Term Government and Agency Fund
INVESTMENT INCOME
Interest	$5,006,505	$12,668,591
Expenses
Management fees (Note 6)	279,683	1,056,787
Service and distribution fees (Note 6)	6,765	200,697
Administrative fees (Note 6)	47,287	140,109
Trustees' fees and expenses (Note 6)	19,563	36,017
Transfer agent fees and expenses (Notes 6, 7 and 8)	78,516	311,353
Audit and tax services fees	30,420	32,839
Custodian fees and expenses	33,078	25,120
Legal fees	3,945	13,133
Registration fees	49,960	58,918
Shareholder reporting expenses (Note 6)	12,190	35,459
Miscellaneous expenses	28,706	31,115
Total expenses	590,113	1,941,547
Less waiver and/or expense reimbursement (Note 6)	(145,702)	(230,521)
Less expense offset (Note 8)	(703)	(28,218)
Net expenses	443,708	1,682,808
Net investment income	4,562,797	10,985,783
Net realized and unrealized gain (loss) on Investments and Futures contracts
Net realized gain (loss) on:
Unaffiliated investments	718,704	(504,874)
Futures contracts	227,103	—
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(2,637,181)	(1,081,449)
Futures contracts	(374,540)	—
Net realized and unrealized loss on Investments and Futures contracts	(2,065,914)	(1,586,323)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,496,883	$9,399,460
See accompanying notes to financial statements.
47 |

Statements of Changes in Net Assets

	Core Plus Bond Fund		Global Allocation Fund
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
FROM OPERATIONS:
Net investment income	$162,522,469	$331,830,751	$18,614,371	$37,090,316
Net realized gain (loss) on investments, futures contracts, short sales, forward foreign currency contracts and foreign currency transactions	(29,541,543)	(98,769,323)	196,192,264	156,607,053
Net change in unrealized appreciation (depreciation) on investments, futures contracts, short sales, forward foreign currency contracts and foreign currency translations	(58,512,940)	9,268,990	(180,592,996)	10,637,783
Net increase in net assets resulting from operations	74,467,986	242,330,418	34,213,639	204,335,152
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(6,083,711)	(12,925,806)	(39,547,775)	(39,320,325)
Class C	(311,440)	(679,561)	(12,515,617)	(14,544,883)
Class N	(53,894,570)	(94,867,324)	(21,866,417)	(20,241,713)
Class Y	(117,494,566)	(221,312,778)	(129,580,931)	(131,474,474)
Total distributions	(177,784,287)	(329,785,469)	(203,510,740)	(205,581,395)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS (Note 12)	331,033,402	(203,460,649)	(78,716,764)	(188,348,858)
Net increase (decrease) in net assets	227,717,101	(290,915,700)	(248,013,865)	(189,595,101)
NET ASSETS
Beginning of the period	7,663,131,635	7,954,047,335	2,899,211,907	3,088,807,008
End of the period	$7,890,848,736	$7,663,131,635	$2,651,198,042	$2,899,211,907
See accompanying notes to financial statements.
| 48

Statements of Changes in Net Assets (continued)

	Growth Fund		Intermediate Duration Bond Fund
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
FROM OPERATIONS:
Net investment income (loss)	$(9,564,721)	$(28,199,986)	$4,562,797	$10,071,447
Net realized gain (loss) on investments, including distributions of capital gains received from investments, futures contracts and foreign currency transactions	(4,337,582)	465,261,277	945,807	377,403
Net change in unrealized appreciation (depreciation) on investments, futures contracts and foreign currency translations	(2,052,709,641)	3,340,696,668	(3,011,721)	(920,796)
Net increase (decrease) in net assets resulting from operations	(2,066,611,944)	3,777,757,959	2,496,883	9,528,054
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(32,243,243)	(74,783,360)	(69,009)	(118,649)
Class C	(3,738,913)	(7,577,978)	(8,615)	(22,235)
Class N	(24,259,251)	(47,511,605)	(952,219)	(1,463,560)
Class Y	(341,155,704)	(728,793,454)	(3,930,463)	(8,519,448)
Total distributions	(401,397,111)	(858,666,397)	(4,960,306)	(10,123,892)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS (Note 12)	73,337,953	621,511,345	(41,688,438)	(20,340,005)
Net increase (decrease) in net assets	(2,394,671,102)	3,540,602,907	(44,151,861)	(20,935,843)
NET ASSETS
Beginning of the period	18,423,639,657	14,883,036,750	244,409,460	265,345,303
End of the period	$16,028,968,555	$18,423,639,657	$200,257,599	$244,409,460
See accompanying notes to financial statements.
49 |

Statements of Changes in Net Assets (continued)

	Limited Term Government and Agency Fund
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
FROM OPERATIONS:
Net investment income	$10,985,783	$25,256,156
Net realized gain (loss) on investments	(504,874)	536,191
Net change in unrealized appreciation (depreciation) on investments	(1,081,449)	1,489,927
Net increase in net assets resulting from operations	9,399,460	27,282,274
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(2,755,102)	(6,009,807)
Class C	(65,166)	(155,955)
Class N	(744,521)	(2,060,409)
Class Y	(8,786,738)	(18,084,026)
Total distributions	(12,351,527)	(26,310,197)
NET DECREASE IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS (Note 12)	(21,459,388)	(60,782,290)
Net decrease in net assets	(24,411,455)	(59,810,213)
NET ASSETS
Beginning of the period	682,389,259	742,199,472
End of the period	$657,977,804	$682,389,259
See accompanying notes to financial statements.
| 50

Financial Highlights
For a share outstanding throughout each period.

	Core Plus Bond Fund—Class A
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net asset value, beginning of the period	$11.61	$11.74	$10.93	$11.20	$13.59	$14.08
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.22	0.46	0.44	0.38	0.26	0.21
Net realized and unrealized gain (loss)	(0.12)	(0.13)	0.82	(0.25)	(2.30)	(0.13)
Total from Investment Operations	0.10	0.33	1.26	0.13	(2.04)	0.08
LESS DISTRIBUTIONS FROM:
Net investment income	(0.25)	(0.46)	(0.45)	(0.40)	(0.32)	(0.29)
Net realized capital gains	—	—	—	—	(0.03)	(0.28)
Total Distributions	(0.25)	(0.46)	(0.45)	(0.40)	(0.35)	(0.57)
Net asset value, end of the period	$11.46	$11.61	$11.74	$10.93	$11.20	$13.59
Total return(b)	0.85%(c)(d)	2.97%	11.77%(c)	1.04%(c)	(15.24)%(c)	0.53%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$274,288	$288,607	$393,898	$376,624	$428,825	$747,497
Net expenses	0.73%(e)(f)(g)	0.74%(h)	0.74%(e)	0.74%(e)	0.73%(e)(i)	0.71%
Gross expenses	0.74%(f)(g)	0.74%	0.75%	0.75%	0.74%	0.71%
Net investment income	3.87%(f)	4.02%	3.89%	3.33%	2.08%	1.51%
Portfolio turnover rate	99%	164%	170%	168%	280%	266%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes refund of prior year service fee of less than 0.01%. See Note 6b of Notes to Financial Statements.
(h)	Effective July 1, 2025, the expense limit decreased from 0.74% to 0.73%.
(i)	Effective July 1, 2022, the expense limit decreased from 0.75% to 0.74%.
See accompanying notes to financial statements.
51 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Core Plus Bond Fund—Class C
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net asset value, beginning of the period	$11.63	$11.75	$10.94	$11.21	$13.60	$14.09
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.18	0.37	0.36	0.30	0.17	0.10
Net realized and unrealized gain (loss)	(0.12)	(0.11)	0.82	(0.26)	(2.30)	(0.13)
Total from Investment Operations	0.06	0.26	1.18	0.04	(2.13)	(0.03)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.21)	(0.38)	(0.37)	(0.31)	(0.23)	(0.18)
Net realized capital gains	—	—	—	—	(0.03)	(0.28)
Total Distributions	(0.21)	(0.38)	(0.37)	(0.31)	(0.26)	(0.46)
Net asset value, end of the period	$11.48	$11.63	$11.75	$10.94	$11.21	$13.60
Total return(b)	0.47%(c)(d)	2.28%	10.91%(c)	0.26%(c)	(15.88)%(c)	(0.24)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$17,053	$18,685	$23,846	$30,402	$48,679	$95,755
Net expenses	1.48%(e)(f)	1.49%(g)	1.49%(e)	1.49%(e)	1.48%(e)(h)	1.46%
Gross expenses	1.49%(f)	1.49%	1.50%	1.50%	1.49%	1.46%
Net investment income	3.12%(f)	3.28%	3.14%	2.57%	1.33%	0.75%
Portfolio turnover rate	99%	164%	170%	168%	280%	266%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective July 1, 2025, the expense limit decreased from 1.49% to 1.48%.
(h)	Effective July 1, 2022, the expense limit decreased from 1.50% to 1.49%.
See accompanying notes to financial statements.
| 52

Financial Highlights (continued)
For a share outstanding throughout each period.

	Core Plus Bond Fund—Class N
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net asset value, beginning of the period	$11.74	$11.86	$11.04	$11.31	$13.72	$14.21
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.25	0.51	0.49	0.43	0.31	0.26
Net realized and unrealized gain (loss)	(0.13)	(0.13)	0.82	(0.26)	(2.32)	(0.14)
Total from Investment Operations	0.12	0.38	1.31	0.17	(2.01)	0.12
LESS DISTRIBUTIONS FROM:
Net investment income	(0.27)	(0.50)	(0.49)	(0.44)	(0.37)	(0.33)
Net realized capital gains	—	—	—	—	(0.03)	(0.28)
Total Distributions	(0.27)	(0.50)	(0.49)	(0.44)	(0.40)	(0.61)
Net asset value, end of the period	$11.59	$11.74	$11.86	$11.04	$11.31	$13.72
Total return	1.01%(b)	3.39%	12.13%	1.37%	(14.94)%	0.86%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$2,424,742	$2,291,912	$2,144,253	$2,015,457	$1,890,793	$2,563,736
Net expenses	0.39%(c)	0.39%	0.39%	0.40%	0.38%(d)	0.38%
Gross expenses	0.39%(c)	0.39%	0.39%	0.40%	0.38%	0.38%
Net investment income	4.21%(c)	4.39%	4.24%	3.69%	2.47%	1.84%
Portfolio turnover rate	99%	164%	170%	168%	280%	266%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Computed on an annualized basis for periods less than one year.
(d)	Effective July 1, 2022, the expense limit decreased from 0.45% to 0.44%.
See accompanying notes to financial statements.
53 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Core Plus Bond Fund—Class Y
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net asset value, beginning of the period	$11.73	$11.85	$11.03	$11.30	$13.71	$14.20
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.24	0.49	0.48	0.42	0.30	0.24
Net realized and unrealized gain (loss)	(0.13)	(0.12)	0.82	(0.26)	(2.32)	(0.13)
Total from Investment Operations	0.11	0.37	1.30	0.16	(2.02)	0.11
LESS DISTRIBUTIONS FROM:
Net investment income	(0.26)	(0.49)	(0.48)	(0.43)	(0.36)	(0.32)
Net realized capital gains	—	—	—	—	(0.03)	(0.28)
Total Distributions	(0.26)	(0.49)	(0.48)	(0.43)	(0.39)	(0.60)
Net asset value, end of the period	$11.58	$11.73	$11.85	$11.03	$11.30	$13.71
Total return	0.97%(b)(c)	3.29%	12.04%(b)	1.28%(b)	(15.03)%(b)	0.78%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$5,174,765	$5,063,927	$5,392,050	$4,290,526	$3,543,096	$5,442,563
Net expenses	0.48%(d)(e)	0.49%(f)	0.49%(d)	0.49%(d)	0.48%(d)(g)	0.46%
Gross expenses	0.49%(e)	0.49%	0.50%	0.50%	0.49%	0.46%
Net investment income	4.12%(e)	4.28%	4.15%	3.60%	2.35%	1.76%
Portfolio turnover rate	99%	164%	170%	168%	280%	266%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Effective July 1, 2025, the expense limit decreased from 0.49% to 0.48%.
(g)	Effective July 1, 2022, the expense limit decreased from 0.50% to 0.49%.
See accompanying notes to financial statements.
| 54

Financial Highlights (continued)
For a share outstanding throughout each period.

	Global Allocation Fund—Class A
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net asset value, beginning of the period	$26.57	$26.56	$21.45	$19.94	$28.86	$26.23
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.15	0.29	0.27	0.23	0.13	0.06
Net realized and unrealized gain (loss)	0.12	1.51	5.73	3.31	(6.89)	4.18
Total from Investment Operations	0.27	1.80	6.00	3.54	(6.76)	4.24
LESS DISTRIBUTIONS FROM:
Net investment income	(0.27)	(0.28)	(0.04)	—	—	(0.13)
Net realized capital gains	(1.67)	(1.51)	(0.85)	(2.03)	(2.16)	(1.48)
Total Distributions	(1.94)	(1.79)	(0.89)	(2.03)	(2.16)	(1.61)
Net asset value, end of the period	$24.90	$26.57	$26.56	$21.45	$19.94	$28.86
Total return(b)	1.03%(c)	7.38%	28.61%	18.67%	(25.59)%	16.73%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$531,008	$548,684	$593,001	$474,968	$482,031	$737,469
Net expenses	1.15%(d)	1.16%	1.16%	1.17%	1.14%	1.13%
Gross expenses	1.16%(d)	1.16%	1.16%	1.17%	1.14%	1.13%
Net investment income	1.19%(d)	1.14%	1.14%	1.09%	0.52%	0.23%
Portfolio turnover rate	19%	35%	22%	19%	35%	45%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.
See accompanying notes to financial statements.
55 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Global Allocation Fund—Class C
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net asset value, beginning of the period	$25.25	$25.30	$20.59	$19.34	$28.26	$25.78
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.05	0.09	0.09	0.07	(0.06)	(0.14)
Net realized and unrealized gain (loss)	0.12	1.44	5.47	3.21	(6.70)	4.10
Total from Investment Operations	0.17	1.53	5.56	3.28	(6.76)	3.96
LESS DISTRIBUTIONS FROM:
Net investment income	(0.06)	(0.07)	—	—	—	—
Net realized capital gains	(1.67)	(1.51)	(0.85)	(2.03)	(2.16)	(1.48)
Total Distributions	(1.73)	(1.58)	(0.85)	(2.03)	(2.16)	(1.48)
Net asset value, end of the period	$23.69	$25.25	$25.30	$20.59	$19.34	$28.26
Total return(b)	0.67%(c)	6.57%	27.63%	17.84%	(26.16)%	15.85%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$164,320	$194,948	$244,927	$256,487	$302,501	$503,073
Net expenses	1.90%(d)	1.91%	1.91%	1.92%	1.89%	1.88%
Gross expenses	1.90%(d)	1.91%	1.91%	1.92%	1.89%	1.88%
Net investment income (loss)	0.43%(d)	0.39%	0.40%	0.33%	(0.23)%	(0.52)%
Portfolio turnover rate	19%	35%	22%	19%	35%	45%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.
See accompanying notes to financial statements.
| 56

Financial Highlights (continued)
For a share outstanding throughout each period.

	Global Allocation Fund—Class N
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net asset value, beginning of the period	$27.02	$26.98	$21.78	$20.14	$29.09	$26.42
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.20	0.38	0.36	0.31	0.22	0.15
Net realized and unrealized gain (loss)	0.12	1.54	5.80	3.36	(6.96)	4.21
Total from Investment Operations	0.32	1.92	6.16	3.67	(6.74)	4.36
LESS DISTRIBUTIONS FROM:
Net investment income	(0.36)	(0.37)	(0.11)	—	(0.05)	(0.21)
Net realized capital gains	(1.67)	(1.51)	(0.85)	(2.03)	(2.16)	(1.48)
Total Distributions	(2.03)	(1.88)	(0.96)	(2.03)	(2.21)	(1.69)
Net asset value, end of the period	$25.31	$27.02	$26.98	$21.78	$20.14	$29.09
Total return	1.20%(b)	7.75%	29.01%	19.16%	(25.36)%	17.10%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$288,269	$298,087	$298,559	$266,298	$243,862	$350,222
Net expenses	0.82%(c)	0.83%	0.82%	0.82%	0.81%	0.81%
Gross expenses	0.82%(c)	0.83%	0.82%	0.82%	0.81%	0.81%
Net investment income	1.52%(c)	1.48%	1.48%	1.43%	0.87%	0.55%
Portfolio turnover rate	19%	35%	22%	19%	35%	45%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Computed on an annualized basis for periods less than one year.
See accompanying notes to financial statements.
57 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Global Allocation Fund—Class Y
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net asset value, beginning of the period	$26.98	$26.95	$21.75	$20.14	$29.09	$26.42
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.19	0.36	0.34	0.29	0.20	0.13
Net realized and unrealized gain (loss)	0.13	1.52	5.80	3.35	(6.96)	4.21
Total from Investment Operations	0.32	1.88	6.14	3.64	(6.76)	4.34
LESS DISTRIBUTIONS FROM:
Net investment income	(0.34)	(0.34)	(0.09)	—	(0.03)	(0.19)
Net realized capital gains	(1.67)	(1.51)	(0.85)	(2.03)	(2.16)	(1.48)
Total Distributions	(2.01)	(1.85)	(0.94)	(2.03)	(2.19)	(1.67)
Net asset value, end of the period	$25.29	$26.98	$26.95	$21.75	$20.14	$29.09
Total return	1.15%(b)	7.65%	28.93%	19.00%	(25.41)%	17.02%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$1,667,601	$1,857,493	$1,952,319	$1,698,560	$1,932,913	$3,286,680
Net expenses	0.90%(c)	0.91%	0.91%	0.92%	0.89%	0.88%
Gross expenses	0.90%(c)	0.91%	0.91%	0.92%	0.89%	0.88%
Net investment income	1.43%(c)	1.39%	1.39%	1.33%	0.77%	0.48%
Portfolio turnover rate	19%	35%	22%	19%	35%	45%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Computed on an annualized basis for periods less than one year.
See accompanying notes to financial statements.
| 58

Financial Highlights (continued)
For a share outstanding throughout each period.

	Growth Fund—Class A
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net asset value, beginning of the period	$30.16	$25.63	$19.58	$16.45	$23.85	$20.72
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.05)	(0.11)	(0.08)	(0.08)	(0.06)	(0.05)
Net realized and unrealized gain (loss)	(3.34)	6.31	7.53	5.89	(6.10)	4.17
Total from Investment Operations	(3.39)	6.20	7.45	5.81	(6.16)	4.12
LESS DISTRIBUTIONS FROM:
Net realized capital gains	(0.74)	(1.67)	(1.40)	(2.68)	(1.24)	(0.99)
Net asset value, end of the period	$26.03	$30.16	$25.63	$19.58	$16.45	$23.85
Total return(b)	(11.51)%(c)(d)	25.07%(c)	39.80%	40.67%	(27.48)%	20.43%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$1,109,226	$1,306,955	$1,158,398	$798,843	$1,164,116	$1,740,523
Net expenses	0.90%(e)(f)	0.90%(e)	0.91%	0.92%	0.90%	0.89%
Gross expenses	0.91%(f)	0.91%	0.94%(g)	0.92%	0.90%	0.89%
Net investment loss	(0.34)%(f)	(0.41)%	(0.35)%	(0.43)%	(0.30)%	(0.22)%
Portfolio turnover rate	1%	7%	10%	13%	20%	9%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	Includes additional voluntary waiver of advisory fee of less than 0.01% from the underlying fund in which the Fund invests.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes transfer agent fees and expenses before expense offset. Without these expenses the ratio of gross expenses would have been 0.91%.
See accompanying notes to financial statements.
59 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Growth Fund—Class C
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net asset value, beginning of the period	$24.55	$21.29	$16.60	$14.42	$21.21	$18.66
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.13)	(0.26)	(0.21)	(0.18)	(0.20)	(0.20)
Net realized and unrealized gain (loss)	(2.70)	5.19	6.30	5.04	(5.35)	3.74
Total from Investment Operations	(2.83)	4.93	6.09	4.86	(5.55)	3.54
LESS DISTRIBUTIONS FROM:
Net realized capital gains	(0.74)	(1.67)	(1.40)	(2.68)	(1.24)	(0.99)
Net asset value, end of the period	$20.98	$24.55	$21.29	$16.60	$14.42	$21.21
Total return(b)	(11.87)%(c)(d)	24.16%(c)	38.69%	39.68%	(28.05)%	19.55%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$109,510	$123,424	$103,945	$78,116	$65,977	$127,003
Net expenses	1.65%(e)(f)	1.65%(e)	1.66%	1.67%	1.65%	1.63%
Gross expenses	1.66%(f)	1.66%	1.66%	1.67%	1.65%	1.63%
Net investment loss	(1.09)%(f)	(1.16)%	(1.10)%	(1.18)%	(1.05)%	(0.97)%
Portfolio turnover rate	1%	7%	10%	13%	20%	9%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	Includes additional voluntary waiver of advisory fee of less than 0.01% from the underlying fund in which the Fund invests.
(f)	Computed on an annualized basis for periods less than one year.
See accompanying notes to financial statements.
| 60

Financial Highlights (continued)
For a share outstanding throughout each period.

	Growth Fund—Class N
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net asset value, beginning of the period	$34.03	$28.63	$21.66	$17.87	$25.73	$22.26
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.00 (b)	(0.02)	(0.00)(b)	(0.02)	0.01	0.02
Net realized and unrealized gain (loss)	(3.79)	7.09	8.37	6.49	(6.63)	4.49
Total from Investment Operations	(3.79)	7.07	8.37	6.47	(6.62)	4.51
LESS DISTRIBUTIONS FROM:
Net investment income	—	—	—	—	—	(0.05)
Net realized capital gains	(0.74)	(1.67)	(1.40)	(2.68)	(1.24)	(0.99)
Total Distributions	(0.74)	(1.67)	(1.40)	(2.68)	(1.24)	(1.04)
Net asset value, end of the period	$29.50	$34.03	$28.63	$21.66	$17.87	$25.73
Total return	(11.37)%(c)	25.50%	40.25%	41.19%	(27.25)%	20.80%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$996,024	$1,156,002	$843,243	$718,311	$663,001	$806,186
Net expenses	0.56%(d)(e)	0.56%(d)	0.57%	0.58%	0.57%	0.56%
Gross expenses	0.56%(e)	0.56%	0.57%	0.58%	0.57%	0.56%
Net investment income (loss)	0.00%(e)(f)	(0.07)%	(0.01)%	(0.08)%	0.04%	0.09%
Portfolio turnover rate	1%	7%	10%	13%	20%	9%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Periods less than one year are not annualized.
(d)	Includes additional voluntary waiver of advisory fee of less than 0.01% from the underlying fund in which the Fund invests.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Amount rounds to less than 0.01%.
See accompanying notes to financial statements.
61 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Growth Fund—Class Y
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net asset value, beginning of the period	$33.89	$28.54	$21.61	$17.86	$25.73	$22.26
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.01)	(0.05)	(0.02)	(0.03)	(0.01)	0.01
Net realized and unrealized gain (loss)	(3.78)	7.07	8.35	6.46	(6.62)	4.48
Total from Investment Operations	(3.79)	7.02	8.33	6.43	(6.63)	4.49
LESS DISTRIBUTIONS FROM:
Net investment income	—	—	—	—	—	(0.03)
Net realized capital gains	(0.74)	(1.67)	(1.40)	(2.68)	(1.24)	(0.99)
Total Distributions	(0.74)	(1.67)	(1.40)	(2.68)	(1.24)	(1.02)
Net asset value, end of the period	$29.36	$33.89	$28.54	$21.61	$17.86	$25.73
Total return	(11.42)%(b)(c)	25.40%(b)	40.15%	40.97%	(27.29)%	20.72%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$13,814,208	$15,837,259	$12,777,451	$9,204,871	$7,594,603	$11,094,922
Net expenses	0.65%(d)(e)	0.65%(d)	0.66%	0.67%	0.65%	0.64%
Gross expenses	0.66%(e)	0.66%	0.66%	0.67%	0.65%	0.64%
Net investment income (loss)	(0.09)%(e)	(0.16)%	(0.10)%	(0.17)%	(0.05)%	0.02%
Portfolio turnover rate	1%	7%	10%	13%	20%	9%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	Includes additional voluntary waiver of advisory fee of less than 0.01% from the underlying fund in which the Fund invests.
(e)	Computed on an annualized basis for periods less than one year.
See accompanying notes to financial statements.
| 62

Financial Highlights (continued)
For a share outstanding throughout each period.

	Intermediate Duration Bond Fund—Class A
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net asset value, beginning of the period	$9.66	$9.67	$9.16	$9.23	$10.58	$10.99
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.18	0.38	0.37	0.29	0.15	0.11
Net realized and unrealized gain (loss)	(0.09)	(0.00)(b)	0.52	(0.06)	(1.30)	(0.11)
Total from Investment Operations	0.09	0.38	0.89	0.23	(1.15)	(0.00)(b)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.20)	(0.39)	(0.38)	(0.30)	(0.15)	(0.12)
Net realized capital gains	—	—	—	—	(0.05)	(0.29)
Total Distributions	(0.20)	(0.39)	(0.38)	(0.30)	(0.20)	(0.41)
Net asset value, end of the period	$9.55	$9.66	$9.67	$9.16	$9.23	$10.58
Total return(c)(d)	0.95%(e)	4.01%	9.86%	2.53%	(10.98)%	(0.06)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$3,305	$3,330	$3,089	$7,150	$18,077	$20,942
Net expenses(f)	0.65%(g)	0.65%	0.65%	0.65%	0.65%	0.65%
Gross expenses	0.79%(g)	0.75%	0.73%	0.71%	0.68%	0.70%
Net investment income	3.83%(g)	3.98%	3.92%	3.12%	1.49%	1.03%
Portfolio turnover rate	51%	134%	132%	138%	144%	100%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
See accompanying notes to financial statements.
63 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Intermediate Duration Bond Fund—Class C
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net asset value, beginning of the period	$9.70	$9.71	$9.19	$9.27	$10.62	$11.02
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.15	0.31	0.30	0.24	0.06	0.03
Net realized and unrealized gain (loss)	(0.10)	(0.01)	0.53	(0.08)	(1.29)	(0.11)
Total from Investment Operations	0.05	0.30	0.83	0.16	(1.23)	(0.08)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.16)	(0.31)	(0.31)	(0.24)	(0.07)	(0.03)
Net realized capital gains	—	—	—	—	(0.05)	(0.29)
Total Distributions	(0.16)	(0.31)	(0.31)	(0.24)	(0.12)	(0.32)
Net asset value, end of the period	$9.59	$9.70	$9.71	$9.19	$9.27	$10.62
Total return(b)(c)	0.53%(d)	3.20%	9.17%	1.69%	(11.65)%	(0.76)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$336	$665	$740	$698	$174	$315
Net expenses(e)	1.40%(f)	1.40%	1.40%	1.40%	1.40%	1.40%
Gross expenses	1.53%(f)	1.50%	1.48%	1.46%	1.43%	1.45%
Net investment income	3.06%(f)	3.22%	3.21%	2.53%	0.60%	0.30%
Portfolio turnover rate	51%	134%	132%	138%	144%	100%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
See accompanying notes to financial statements.
| 64

Financial Highlights (continued)
For a share outstanding throughout each period.

	Intermediate Duration Bond Fund—Class N
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net asset value, beginning of the period	$9.65	$9.67	$9.16	$9.22	$10.57	$10.98
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.20	0.40	0.40	0.33	0.18	0.14
Net realized and unrealized gain (loss)	(0.10)	(0.00)(b)	0.52	(0.06)	(1.30)	(0.11)
Total from Investment Operations	0.10	0.40	0.92	0.27	(1.12)	0.03
LESS DISTRIBUTIONS FROM:
Net investment income	(0.22)	(0.42)	(0.41)	(0.33)	(0.18)	(0.15)
Net realized capital gains	—	—	—	—	(0.05)	(0.29)
Total Distributions	(0.22)	(0.42)	(0.41)	(0.33)	(0.23)	(0.44)
Net asset value, end of the period	$9.53	$9.65	$9.67	$9.16	$9.22	$10.57
Total return(c)	1.01%(d)	4.23%	10.21%	2.97%	(10.73)%	0.25%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$42,478	$41,708	$57,190	$55,983	$19,294	$20,094
Net expenses(e)	0.35%(f)	0.35%	0.35%	0.35%	0.35%	0.35%
Gross expenses	0.46%(f)	0.43%	0.40%	0.39%	0.37%	0.38%
Net investment income	4.14%(f)	4.23%	4.25%	3.60%	1.80%	1.32%
Portfolio turnover rate	51%	134%	132%	138%	144%	100%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
See accompanying notes to financial statements.
65 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Intermediate Duration Bond Fund—Class Y
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net asset value, beginning of the period	$9.66	$9.67	$9.16	$9.23	$10.58	$10.99
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.20	0.40	0.39	0.32	0.17	0.14
Net realized and unrealized gain (loss)	(0.11)	(0.00)(b)	0.52	(0.06)	(1.29)	(0.11)
Total from Investment Operations	0.09	0.40	0.91	0.26	(1.12)	0.03
LESS DISTRIBUTIONS FROM:
Net investment income	(0.21)	(0.41)	(0.40)	(0.33)	(0.18)	(0.15)
Net realized capital gains	—	—	—	—	(0.05)	(0.29)
Total Distributions	(0.21)	(0.41)	(0.40)	(0.33)	(0.23)	(0.44)
Net asset value, end of the period	$9.54	$9.66	$9.67	$9.16	$9.23	$10.58
Total return(c)	0.98%(d)	4.28%	10.15%	2.81%	(10.76)%	0.20%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$154,140	$198,706	$204,326	$281,284	$255,418	$340,326
Net expenses(e)	0.40%(f)	0.40%	0.40%	0.40%	0.40%	0.40%
Gross expenses	0.54%(f)	0.50%	0.48%	0.46%	0.44%	0.45%
Net investment income	4.07%(f)	4.23%	4.18%	3.47%	1.70%	1.28%
Portfolio turnover rate	51%	134%	132%	138%	144%	100%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
See accompanying notes to financial statements.
| 66

Financial Highlights (continued)
For a share outstanding throughout each period.

	Limited Term Government and Agency Fund—Class A
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net asset value, beginning of the period	$10.92	$10.89	$10.57	$10.65	$11.40	$11.54
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.17	0.37	0.39	0.32	0.07	0.04
Net realized and unrealized gain (loss)	(0.03)	0.05	0.35	(0.04)	(0.72)	(0.11)
Total from Investment Operations	0.14	0.42	0.74	0.28	(0.65)	(0.07)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.19)	(0.39)	(0.42)	(0.36)	(0.10)	(0.07)
Net asset value, end of the period	$10.87	$10.92	$10.89	$10.57	$10.65	$11.40
Total return(b)(c)	1.32%(d)	3.90%	7.09%	2.64%	(5.75)%	(0.58)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$149,456	$158,547	$190,025	$209,032	$246,532	$287,244
Net expenses(e)	0.68%(f)(g)	0.70%(g)	0.70%(g)	0.69%(h)	0.69%(h)	0.73%(g)(i)
Gross expenses	0.76%(f)(g)	0.77%(g)	0.78%(g)(j)	0.77%(h)	0.72%(h)	0.73%(g)(h)
Net investment income	3.15%(f)	3.41%	3.65%	3.04%	0.65%	0.36%
Portfolio turnover rate	141%	269%	217%	267%	203%	247%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes refund of prior year service fee of 0.02%. See Note 6b of Notes to Financial Statements.
(h)	Includes refund of prior year service fee of 0.01%.
(i)	Effective July 1, 2021, the expense limit decreased from 0.75% to 0.70%.
(j)	Includes transfer agent fees and expenses before expense offset. Without these expenses the ratio of gross expenses would have been 0.76%.
See accompanying notes to financial statements.
67 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Limited Term Government and Agency Fund—Class C
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net asset value, beginning of the period	$10.90	$10.87	$10.54	$10.62	$11.38	$11.54
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.13	0.29	0.31	0.24	(0.02)	(0.05)
Net realized and unrealized gain (loss)	(0.03)	0.04	0.35	(0.04)	(0.71)	(0.11)
Total from Investment Operations	0.10	0.33	0.66	0.20	(0.73)	(0.16)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.15)	(0.30)	(0.33)	(0.28)	(0.03)	(0.00)(b)
Net asset value, end of the period	$10.85	$10.90	$10.87	$10.54	$10.62	$11.38
Total return(c)(d)	0.93%(e)	3.12%	6.40%	1.86%	(6.43)%	(1.35)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$4,389	$5,113	$5,900	$8,510	$14,145	$24,922
Net expenses(f)	1.45%(g)	1.45%	1.45%	1.45%	1.45%	1.48%(h)
Gross expenses	1.53%(g)	1.53%	1.52%	1.53%	1.48%	1.49%
Net investment income (loss)	2.37%(g)	2.66%	2.90%	2.24%	(0.16)%	(0.40)%
Portfolio turnover rate	141%	269%	217%	267%	203%	247%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Effective July 1, 2021, the expense limit decreased from 1.50% to 1.45%.
See accompanying notes to financial statements.
| 68

Financial Highlights (continued)
For a share outstanding throughout each period.

	Limited Term Government and Agency Fund—Class N
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net asset value, beginning of the period	$10.96	$10.93	$10.60	$10.68	$11.43	$11.57
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.19	0.40	0.43	0.37	0.11	0.08
Net realized and unrealized gain (loss)	(0.03)	0.05	0.35	(0.06)	(0.73)	(0.11)
Total from Investment Operations	0.16	0.45	0.78	0.31	(0.62)	(0.03)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.21)	(0.42)	(0.45)	(0.39)	(0.13)	(0.11)
Net asset value, end of the period	$10.91	$10.96	$10.93	$10.60	$10.68	$11.43
Total return(b)	1.46%(c)	4.20%	7.50%	2.94%	(5.45)%	(0.25)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$30,974	$48,434	$56,787	$45,716	$19,656	$12,972
Net expenses(d)	0.40%(e)	0.40%	0.40%	0.40%	0.39%	0.40%(f)
Gross expenses	0.44%(e)	0.43%	0.43%	0.43%	0.40%	0.41%
Net investment income	3.42%(e)	3.71%	3.96%	3.44%	1.03%	0.68%
Portfolio turnover rate	141%	269%	217%	267%	203%	247%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Effective July 1, 2021, the expense limit decreased from 0.45% to 0.40%
See accompanying notes to financial statements.
69 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Limited Term Government and Agency Fund—Class Y
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net asset value, beginning of the period	$10.96	$10.93	$10.60	$10.69	$11.43	$11.57
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.18	0.40	0.42	0.35	0.10	0.07
Net realized and unrealized gain (loss)	(0.02)	0.04	0.35	(0.05)	(0.72)	(0.11)
Total from Investment Operations	0.16	0.44	0.77	0.30	(0.62)	(0.04)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.21)	(0.41)	(0.44)	(0.39)	(0.12)	(0.10)
Net asset value, end of the period	$10.91	$10.96	$10.93	$10.60	$10.69	$11.43
Total return(b)	1.44%(c)	4.15%	7.45%	2.79%	(5.42)%	(0.33)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$473,158	$470,295	$489,488	$486,496	$491,162	$707,904
Net expenses(d)	0.45%(e)	0.45%	0.45%	0.45%	0.45%	0.48%(f)
Gross expenses	0.53%(e)	0.53%	0.52%	0.53%	0.48%	0.49%
Net investment income	3.37%(e)	3.65%	3.90%	3.30%	0.87%	0.61%
Portfolio turnover rate	141%	269%	217%	267%	203%	247%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Effective July 1, 2021, the expense limit decreased from 0.50% to 0.45%.
See accompanying notes to financial statements.
| 70

Notes to Financial Statements
March 31, 2026 (Unaudited)
1.Organization. Natixis Funds Trust I, Loomis Sayles Funds I and Loomis Sayles Funds II (the “Trusts” and each a “Trust”) are each organized as a Massachusetts business trust. Each Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. Each Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trusts are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:
Natixis Funds Trust I:
Loomis Sayles Core Plus Bond Fund ("Core Plus Bond Fund")
Loomis Sayles Funds I:
Loomis Sayles Intermediate Duration Bond Fund (“Intermediate Duration Bond Fund”)
Loomis Sayles Funds II:
Loomis Sayles Global Allocation Fund (“Global Allocation Fund”)
Loomis Sayles Growth Fund (“Growth Fund”)
Loomis Sayles Limited Term Government and Agency Fund (“Limited Term Government and Agency Fund”)
Each Fund is a diversified investment company.
Each Fund offers Class A, Class C, Class N and Class Y shares.
Class A shares are sold with a maximum front-end sales charge of 4.25% for Core Plus Bond Fund and Intermediate Duration Bond Fund, 5.75% for Global Allocation Fund and Growth Fund, and 2.25% for Limited Term Government and Agency Fund. Class C shares do not pay a front-end sales charge, pay higher Rule 12b-1 fees than Class A shares for eight years (at which point they automatically convert to Class A shares) (prior to May 1, 2021, Class C shares automatically converted to Class A shares after ten years) and may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class N shares are offered with an initial minimum investment of $1,000,000. Class Y shares are offered with an initial minimum investment of $100,000. Certain categories of investors are exempted from the minimum investment amounts for Class N and Class Y as outlined in the relevant Funds' prospectus.
Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the Funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”), and Natixis ETF Trust and Natixis ETF Trust II ("Natixis ETF Trusts"). Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fees applicable to Class A and Class C), and transfer agent fees are borne collectively for Class A, Class C and Class Y, and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of the Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.
2.Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds' financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund operates as a single segment entity, focusing on investments in a portfolio of securities. Each Fund's named president acts as chief operating decision maker ("CODM") regarding allocation of resources and performance assessment. Financial information including, but not limited to, portfolio composition, net asset changes and total returns, is used by the CODM to assess performance and to make resource allocation decisions and is consistent with that presented within the financial statements. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds' financial statements.
a. Valuation. Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. Each Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Funds’ Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded
71 |

Notes to Financial Statements (continued)
March 31, 2026 (Unaudited)
most extensively. Futures contracts are valued at the closing settlement price on the exchange on which the valuation designee believes that, over time, they are traded most extensively. Shares of open-end investment companies are valued at net asset value (“NAV”) per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Funds by an independent pricing service or bid prices obtained from broker-dealers. Short sales of debt investments are fair valued based on an evaluated ask price furnished to the Funds by an independent pricing service. Senior loans and collateralized loan obligations (“CLOs”) are fair valued at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may be used to fair value debt, unlisted equities, senior loans and CLOs where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment. Forward foreign currency contracts are fair valued utilizing interpolated rates determined based on information provided by an independent pricing service. Bilateral credit default swaps are fair valued based on mid prices (between the bid price and the ask price) supplied by an independent pricing service. Bilateral interest rate swaps are fair valued based on prices supplied by an independent pricing source. Centrally cleared swap agreements are fair valued at settlement prices of the clearing house on which the contracts were traded or prices obtained from broker-dealers.
The Funds may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s NAV is calculated. Fair valuation by the Fund(s) valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
b. Investment Transactions and Related Investment Income. Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income (including income reinvested) and foreign withholding tax, if applicable, is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Loan consent fees, upfront origination fees and/or amendment fees are recorded when received and included in interest income on the Statements of Operations. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. Periodic principal adjustments for inflation-protected securities are recorded to interest income. Negative principal adjustments (in the event of deflation) are recorded as reductions of interest income to the extent of interest income earned, not to exceed the amount of positive principal adjustments on a cumulative basis. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.
c. Short Sales. A short sale is a transaction in which a Fund sells a security it does not own, usually in anticipation of a decline in the fair market value of the security. When closing out a short position, a Fund will have to purchase the security it originally sold short. The value of short sales is reflected as a liability in the Statements of Assets and Liabilities and is marked-to-market daily. A Fund will realize a profit from closing out a short position if the price of the security sold short has declined since the short position was opened; a Fund will realize a loss from closing out a short position if the value of the shorted security has risen since the short position was opened. Because there is no upper limit on the price to which a security can rise, short selling exposes a Fund to potentially unlimited losses. Dividends or interest on securities sold short are reflected as short sale dividend or interest expense on the Statements of Operations. The Funds intend to cover their short sale transactions by segregating or earmarking liquid assets, such that the segregated/earmarked amount, equals the current market value of the securities underlying the short sale.
d. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars
| 72

Notes to Financial Statements (continued)
March 31, 2026 (Unaudited)
based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.
Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded in the Funds’ books and records and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.
The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities. For federal income tax purposes, a portion of the net realized gain or loss on investments arising from changes in exchange rates, which is reflected in the Statements of Operations, may be characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.
The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.
e. Forward Foreign Currency Contracts. A Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Funds’ investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized appreciation (depreciation) reflected in the Funds’ Statements of Assets and Liabilities. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency a Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Funds’ or counterparty’s net obligations under the contracts. Forward foreign currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund's Portfolio of Investments.
f. Futures Contracts. A Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.
When a Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by a Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal amounts of the contracts are not recorded in the financial statements. Daily fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as a receivable (payable) and in the Statements of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses). Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When a Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit a Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates. Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.
Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced; however, in the event that a counterparty enters into bankruptcy, a Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.
g. Swap Agreements. A Fund may enter into credit default. A credit default swap is an agreement between two parties (the “protection buyer” and “protection seller”) to exchange the credit risk of an issuer (“reference obligation”) for a specified time period. The reference obligation may be one or more debt securities or an index of such securities. The Funds may be either the protection buyer or the protection seller. As a protection buyer, the Funds have the ability to hedge the downside risk of an issuer or group of
73 |

Notes to Financial Statements (continued)
March 31, 2026 (Unaudited)
issuers. As a protection seller, the Funds have the ability to gain exposure to an issuer or group of issuers whose bonds are unavailable or in short supply in the cash bond market, as well as realize additional income in the form of fees paid by the protection buyer. The protection buyer is obligated to pay the protection seller a stream of payments (“fees”) over the term of the contract, provided that no credit event, such as a default or a downgrade in credit rating, occurs on the reference obligation. The Funds may also pay or receive upfront premiums. If a credit event occurs, the protection seller must pay the protection buyer the difference between the agreed upon notional value and market value of the reference obligation. Market value in this case is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the value. The maximum potential amount of undiscounted future payments that a Fund as the protection seller could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
Implied credit spreads, represented in absolute terms, are disclosed in the Portfolio of Investments for those agreements for which the Fund is the protection seller. Implied credit spreads serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The notional amounts of swap agreements are not recorded in the financial statements. Swap agreements are valued daily and fluctuations in the value are recorded in the Statements of Operations as change in unrealized appreciation (depreciation) on swap agreements. Fees are accrued in accordance with the terms of the agreement and are recorded in the Statements of Assets and Liabilities as part of unrealized appreciation (depreciation) on swap agreements. When received or paid, fees are recorded in the Statements of Operations as realized gain or loss. Upfront premiums paid or received by the Funds are recorded on the Statements of Assets and Liabilities as an asset or liability, respectively, and are amortized or accreted over the term of the agreement and recorded as realized gain or loss. Payments made or received by the Funds as a result of a credit event or termination of the agreement are recorded as realized gain or loss.
Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (“centrally cleared swaps”). Bilateral swap agreements are traded between counterparties and, as such, are subject to the risk that a party to the agreement will not be able to meet its obligations. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Subsequent payments, known as “variation margin,” are made or received by the Fund based on the daily change in the value of the centrally cleared swap agreement. For centrally cleared swaps, the Fund’s counterparty credit risk is reduced as the CCP stands between the Fund and the counterparty. Swap agreements outstanding at the end of the period, if any, are listed in each applicable Fund's Portfolio of Investments.
h. When-Issued and Delayed Delivery Transactions. A Fund may enter into when-issued or delayed delivery transactions. When-issued refers to transactions made conditionally because a security, although authorized, has not been issued. Delayed delivery refers to transactions for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of when-issued and delayed delivery securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Funds at the time the commitment is entered into. The value of the security may vary with market fluctuations during the time before the Funds take delivery of the security. No interest accrues to the Funds until the transaction settles.
Delayed delivery transactions include those designated as To Be Announced (“TBAs”) in the Portfolios of Investments. For TBAs, the actual security that will be delivered to fulfill the transaction is not designated at the time of the trade. The security is "to be announced" 48 hours prior to the established trade settlement date. Certain transactions require the Funds or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party. TBA closeout transactions are accounted for as seperate purchase and sale commitments and are presented on a gross basis in the Statements of Assets and Liabilities.
Purchases of when-issued or delayed delivery securities may have a similar effect on the Funds’ NAV as if the Funds’ had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.
i. Federal and Foreign Income Taxes. The Trusts treat each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of March 31, 2026 and has concluded
| 74

Notes to Financial Statements (continued)
March 31, 2026 (Unaudited)
that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts that have been or are expected to be reclaimed and paid. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or are expected to be filed and paid are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.
Certain Funds have filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries (“EU reclaims”) and may continue to make such filings when it is determined to be in the best interest of the Funds and their shareholders. These filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the European Union, as well as a number of related judicial proceedings. EU reclaims are recognized by a Fund when deemed more likely than not to be collected, and are reflected as tax reclaims in the Statements of Operations. Any related receivable is reflected as tax reclaims receivable in the Statements of Assets and Liabilities. Under certain circumstances, and to the extent that EU reclaims recovered by a Fund were previously passed-through as foreign tax credits to its U.S. taxable shareholders, a Fund may enter into closing agreements with the Internal Revenue Service ("IRS"). Doing so will enable a Fund to quantify and remit its tax liability related to any recoveries (on behalf of its shareholders). Accordingly, estimated charges, if any, related to a Fund’s closing agreement liability are presented as tax reclaim expenses in the Statements of Operations and its estimated closing agreement liability is presented as tax reclaim payable in the Statements of Assets and Liabilities. The actual closing agreement payment to the IRS may differ from the estimate and that difference may be material.
j. Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as foreign currency gains and losses, net operating losses, premium amortization, capital gains taxes, convertible bond adjustments, deferred Trustees' fees and paydown gains and losses. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, forward foreign currency contract mark-to-market, wash sales, premium amortization, futures contract mark-to-market, convertible bond adjustments, dividends payable, straddle loss deferral adjustments and paydown gains and losses. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and net realized short-term capital gains are considered to be distributed from ordinary income for tax purposes.
The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended September 30, 2025 was as follows:
	2025 Distributions
Fund	Ordinary Income	Long-Term Capital Gains	Total
Core Plus Bond Fund	$329,785,469	$ —	$329,785,469
Global Allocation Fund	35,206,356	170,375,039	205,581,395
Growth Fund	—	858,666,397	858,666,397
Intermediate Duration Bond Fund	10,123,892	—	10,123,892
Limited Term Government and Agency Fund	26,310,197	—	26,310,197
Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statements of Changes in Net Assets as Distributions
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Notes to Financial Statements (continued)
March 31, 2026 (Unaudited)
to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.
As of September 30, 2025, capital loss carryforwards and late-year ordinary and post-October capital loss deferrals were as follows:
	Core Plus Bond Fund	Global Allocation Fund	Growth Fund	Intermediate Duration Bond Fund	Limited Term Government and Agency Fund
Capital loss carryforward:
Short-term:
No expiration date	$(236,344,737)	$ —	$ —	$(17,352,765)	$(7,391,946)
Long-term:
No expiration date	(501,639,118)	—	—	(15,171,390)	(59,706,361)
Total capital loss carryforward	$(737,983,855)	$—	$—	$(32,524,155)	$(67,098,307)
Late-year ordinary and post-October capital loss deferrals*	$—	$—	$(18,937,586)	$—	$—

*
Under current tax law, net operating losses, capital losses, foreign currency losses, and losses on passive foreign investment companies and contingent payment debt instruments after October 31 or December 31, as applicable, may be deferred and treated as occurring on the first day of the following taxable year. Growth Fund is deferring foreign currency losses and net operating losses.

As of March 31, 2026, the tax cost of investments (including derivatives, if applicable) and unrealized appreciation (depreciation) on a federal tax basis were as follows:
	Core Plus Bond Fund	Global Allocation Fund	Growth Fund	Intermediate Duration Bond Fund	Limited Term Government and Agency Fund
Federal tax cost	$8,457,477,747	$2,206,767,012	$6,692,174,970	$201,368,169	$662,919,809
Gross tax appreciation	$53,854,395	$529,293,408	$9,670,773,664	$903,992	$1,883,245
Gross tax depreciation	(408,906,634)	(96,797,205)	(365,486,307)	(2,500,504)	(7,614,439)
Net tax appreciation (depreciation)	$(355,052,239)	$432,496,203	$9,305,287,357	$(1,596,512)	$(5,731,194)
Amounts in the table above exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Adjustments may include, but are not limited to, wash sales and derivatives mark-to-market.
k. Senior Loans. A Fund’s investment in senior loans may be to corporate, governmental or other borrowers. Senior loans, which include both secured and unsecured loans made by banks and other financial institutions to corporate customers, typically hold the most senior position in a borrower’s capital structure, may be secured by the borrower’s assets and have interest rates that reset frequently. Senior Loans can include term loans, revolving credit facility loans and second lien loans. A senior loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the senior loan, as specified in the loan agreement. Large loans may be shared or syndicated among several lenders. The Fund may enter into the primary syndicate for a loan or it may also purchase all or a portion of loans from other lenders (sometimes referred to as loan assignments), in either case becoming a direct lender. The settlement period for senior loans is uncertain as there is no standardized settlement schedule applicable to such investments. Senior loans outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.
l. Collateralized Loan Obligations. A Fund may invest in CLOs. A CLO is a type of asset-backed security designed to redirect the cash flows from a pool of leveraged loans to investors based on their risk preferences. Cash flows from a CLO are split into two or more portions, called tranches, varying in risk and yield. The risk of an investment in a CLO depends largely on the type of the collateralized securities and the class of the instrument in which the Fund invests. CLOs outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.
m. Repurchase Agreements. Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed
| 76

Notes to Financial Statements (continued)
March 31, 2026 (Unaudited)
upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of March 31, 2026, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.
n. Unfunded Loan Commitments. A Fund may enter into unfunded loan commitments, which are contractual obligations for future funding at the option of the borrower. Unfunded loan commitments represent a future obligation, in full, even though a percentage of the committed amount may not be utilized by the borrower. Unfunded loan commitments, and the obligation for future funding, are recorded as a liability on the Statements of Assets and Liabilities at par value at the time the commitment is entered into. Purchases of unfunded loan commitments may have a similar effect on the Fund's NAV as if the Fund had created a degree of leverage in the portfolio. Market risk exists with these commitments to the same extent as if the securities were owned on a settled basis. Losses may arise due to changes in the value of the unfunded loan commitments. Unfunded loan commitments outstanding at the end of the period, if any, are listed in each applicable Fund's Portfolio of Investments.
o. Due to/from Brokers. Transactions and positions in certain futures, forward foreign currency contracts and delayed delivery commitments are maintained and cleared by registered U.S. broker/dealers pursuant to customer agreements between the Funds and the various broker/ dealers. The due from brokers balance in the Statements of Assets and Liabilities for Core Plus Bond Fund represents cash pledged as collateral for delayed delivery securities. The due from brokers balance in the Statements of Assets and Liabilities for Global Allocation Fund represents cash pledged as collateral for forward foreign currency contracts. The due from brokers balance in the Statements of Assets and Liabilities for Intermediate Duration Bond Fund represents cash pledged as initial margin for futures contracts. The due to brokers balance in the Statements of Assets and Liabilities for Core Plus Bond Fund represents cash received as collateral for delayed delivery securities. The due to brokers balance in the Statements of Assets and Liabilities for Global Allocation Fund represents cash and securities received as collateral for forward foreign currency contracts. In certain circumstances a Fund’s use of cash held at brokers is restricted by regulation or broker mandated limits.
p. Indemnifications. Under the Trusts' organizational documents, their officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
3.Fair Value Measurements. In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Funds' pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Funds have knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Funds do not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
77 |

Notes to Financial Statements (continued)
March 31, 2026 (Unaudited)
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Funds' investments as of March 31, 2026, at value:
Core Plus Bond Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds
ABS Residential Mortgage	$ —	$8,283,404	$6,134	$8,289,538
Collateralized Mortgage Obligations	—	97,661,176	162,668	97,823,844
All Other Non-Convertible Bonds(a)	—	7,166,155,221	—	7,166,155,221
Total Non-Convertible Bonds	—	7,272,099,801	168,802	7,272,268,603
Municipals(a)	—	7,160,378	—	7,160,378
Total Bonds and Notes	—	7,279,260,179	168,802	7,279,428,981
Collateralized Loan Obligations	—	406,416,562	—	406,416,562
Short-Term Investments	—	422,805,946	—	422,805,946
Total Investments	—	8,108,482,687	168,802	8,108,651,489
Futures Contracts (unrealized appreciation)	78,542	—	—	78,542
Total	$78,542	$8,108,482,687	$168,802	$8,108,730,031

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes Sold Short (a)	$ —	$(80,092,808)	$ —	$(80,092,808)
Futures Contracts (unrealized depreciation)	(6,184,141)	—	—	(6,184,141)
Total	$(6,184,141)	$(80,092,808)	$ —	$(86,276,949)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
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Notes to Financial Statements (continued)
March 31, 2026 (Unaudited)

Global Allocation Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Canada	$32,527,828	$ —	$ —	$32,527,828
France	—	9,967,604	—	9,967,604
Japan	—	38,469,614	—	38,469,614
Netherlands	—	78,577,941	—	78,577,941
Sweden	—	39,795,934	—	39,795,934
Taiwan	—	91,147,211	—	91,147,211
United Kingdom	—	62,644,168	—	62,644,168
United States	1,374,211,503	39,132,252	—	1,413,343,755
Total Common Stocks	1,406,739,331	359,734,724	—	1,766,474,055
Bonds and Notes(a)	—	792,582,826	—	792,582,826
Collateralized Loan Obligations	—	8,680,988	—	8,680,988
Senior Loans(a)	—	30,444,758	—	30,444,758
Short-Term Investments	—	41,642,736	—	41,642,736
Total Investments	1,406,739,331	1,233,086,032	—	2,639,825,363
Forward Foreign Currency Contracts (unrealized appreciation)	—	2,424,785	—	2,424,785
Futures Contracts (unrealized appreciation)	2,714,518	—	—	2,714,518
Total	$1,409,453,849	$1,235,510,817	$ —	$2,644,964,666

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$ —	$(538,680)	$ —	$(538,680)
Futures Contracts (unrealized depreciation)	(5,162,771)	—	—	(5,162,771)
Total	$(5,162,771)	$(538,680)	$ —	$(5,701,451)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Growth Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$15,731,718,093	$ —	$ —	$15,731,718,093
Affiliated Exchange-Traded Funds	168,762,437	—	—	168,762,437
Short-Term Investments	—	96,981,797	—	96,981,797
Total Investments	$15,900,480,530	$96,981,797	$—	$15,997,462,327

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
79 |

Notes to Financial Statements (continued)
March 31, 2026 (Unaudited)

Intermediate Duration Bond Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
ABS Residential Mortgage	$ —	$ —	$924	$924
Collateralized Mortgage Obligations	—	973,940	102	974,042
All Other Bonds and Notes(a)	—	196,744,710	—	196,744,710
Total Bonds and Notes	—	197,718,650	1,026	197,719,676
Short-Term Investments	—	2,312,185	—	2,312,185
Total Investments	$—	$200,030,835	$1,026	$200,031,861

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(260,204)	$ —	$ —	$(260,204)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Limited Term Government and Agency Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
ABS Home Equity	$ —	$ —	$6,497	$6,497
Collateralized Mortgage Obligations	—	33,453,651	7,462,149	40,915,800
All Other Bonds and Notes(a)	—	575,759,317	—	575,759,317
Total Bonds and Notes	—	609,212,968	7,468,646	616,681,614
Short-Term Investments	—	40,507,001	—	40,507,001
Total Investments	$—	$649,719,969	$7,468,646	$657,188,615

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
| 80

Notes to Financial Statements (continued)
March 31, 2026 (Unaudited)
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2025 and/or March 31, 2026:
Core Plus Bond Fund
Asset Valuation Inputs
Investments in Securities	Balance as of September 30, 2025	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2026	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2026
Bonds and Notes
Non-Convertible Bonds
ABS Residential Mortgage	$6,864	$ —	$ —	$49	$ —	$(779)	$ —	$ —	$6,134	$7
Collateralized Mortgage Obligations	178,664	—	13	334	1,604	(17,947)	—	—	162,668	53
Total	$185,528	$ —	$13	$383	$1,604	$(18,726)	$ —	$ —	$168,802	$60

Intermediate Duration Bond Fund
Asset Valuation Inputs
Investments in Securities	Balance as of September 30, 2025	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2026	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2026
Bonds and Notes
ABS Residential Mortgage	$1,034	$ —	$ —	$7	$ —	$(117)	$ —	$ —	$924	$1
Collateralized Mortgage Obligations	119	—	—	1	—	(18)	—	—	102	—
Total	$1,153	$ —	$ —	$8	$ —	$(135)	$ —	$ —	$1,026	$1
81 |

Notes to Financial Statements (continued)
March 31, 2026 (Unaudited)

Limited Term Government and Agency Fund
Asset Valuation Inputs
Investments in Securities	Balance as of September 30, 2025	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2026	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2026
Bonds and Notes
ABS Home Equity	$7,106	$ —	$6	$(107)	$ —	$(508)	$ —	$ —	$6,497	$(134)
Collateralized Mortgage Obligations	6,538,325	—	(381)	(21,873)	4,571	(1,540,697)	2,482,204	—	7,462,149	(30,837)
Total	$6,545,431	$ —	$(375)	$(21,980)	$4,571	$(1,541,205)	$2,482,204	$ —	$7,468,646	$(30,971)
Debt securities valued at $2,482,204 were transferred from Level 2 to Level 3 during the period ended March 31, 2026. At September 30, 2025, these securities were fair valued based on evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund's valuation policies. At March 31, 2026, these securities were fair valued as determined by the Fund's valuation designee as an independent pricing service did not provide a reliable price for the securities.
The significant unobservable inputs used for those securities fair valued by the valuation designee and categorized in Level 3 for Limited Term Government and Agency Fund as of March 31, 2026, were as follows:
Description		Valuation Technique(s)	Unobservable Input	Unobservable Input Value(s)	Value
Bonds and Notes
	ABS Home Equity[1]	Market Discount	Discount Rate	3.00%	$6,497
	Collateralized Mortgage Obligations[1]			1.00%	7,382,581
		Market Discount	Discount Rate	3.00%	79,568
	Total				$7,468,646

[1]
“Odd lot” securities (those with current principal below the normal trading size) are valued using a discount to the “round lot” price for the same security. The significant unobservable input used in the fair value measurement is the discount rate. Discount rates are set at a specific fixed rate depending on the size of the odd lot. A significant change in the discount rate could have a material effect on the fair value measurement. There is an inverse relationship between the discount rate and the fair value measurement, meaning a significant increase in the discount rate would have resulted in a lower fair value measurement, and vice versa.

4.Derivatives. Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that Core Plus Bond Fund, Global Allocation Fund and Intermediate Duration Bond Fund used during the period include forward foreign currency contracts and futures contracts.
The Funds are subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Funds may enter into forward foreign currency contracts for hedging purposes to protect the value of the Funds’ holdings of foreign securities. The Funds may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Funds. During the six months ended March 31, 2026, Global Allocation Fund engaged in forward foreign currency transactions for hedging purposes and to gain exposure to foreign currencies.
The Funds are subject to the risk that changes in interest rates will affect the value of the Funds’ investments in fixed income securities. The Funds will be subject to increased interest rate risk to the extent that they invest in fixed income securities with longer maturities or durations, as compared to investing in fixed income securities with shorter maturities or durations. The Funds may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. The Funds may also use futures contracts to gain investment exposure. During the six months ended March 31, 2026, Core Plus Bond Fund, Global Allocation Fund and Intermediate Duration Bond Fund each used futures contracts to manage duration.
| 82

Notes to Financial Statements (continued)
March 31, 2026 (Unaudited)
The following is a summary of derivative instruments for Core Plus Bond Fund as of March 31, 2026, as reflected within the Statements of Assets and Liabilities:
Assets	Unrealized appreciation on futures contracts[1]
Exchange-traded asset derivatives
Interest rate contracts	$78,542

Liabilities	Unrealized depreciation on futures contracts[1]
Exchange-traded liability derivatives
Interest rate contracts	$(6,184,141)

1
Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the
Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

Transactions in derivative instruments for Core Plus Bond Fund during the six months ended March 31, 2026, as reflected within the Statements of Operations were as follows:
Net Realized Gain (Loss) on:	Futures contracts
Interest rate contracts	$(766,674)

Net Change in Unrealized Appreciation (Depreciation) on:	Futures contracts
Interest rate contracts	$(4,901,743)
The following is a summary of derivative instruments for Global Allocation Fund as of March 31, 2026, as reflected within the Statements of Assets and Liabilities:
Assets	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts[1]	Total
Over-the-counter asset derivatives
Foreign exchange contracts	$2,424,785	$ —	$2,424,785
Exchange-traded asset derivatives
Interest rate contracts	—	2,714,518	2,714,518
Total asset derivatives	$2,424,785	$2,714,518	$5,139,303
83 |

Notes to Financial Statements (continued)
March 31, 2026 (Unaudited)

Liabilities	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts[1]	Total
Over-the-counter liability derivatives
Foreign exchange contracts	$(538,680)	$ —	$(538,680)
Exchange-traded liability derivatives
Interest rate contracts	—	(5,162,771)	(5,162,771)
Total liability derivatives	$(538,680)	$(5,162,771)	$(5,701,451)

1
Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the
Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

Transactions in derivative instruments for Global Allocation Fund during the six months ended March 31, 2026, as reflected within the Statements of Operations were as follows:
Net Realized Gain (Loss) on:	Forward foreign currency contracts	Futures contracts
Interest rate contracts	$ —	$(1,231,418)
Foreign exchange contracts	(5,937,104)	—
Total	$(5,937,104)	$(1,231,418)

Net Change in Unrealized Appreciation (Depreciation) on:	Forward foreign currency contracts	Futures contracts
Interest rate contracts	$ —	$(1,354,653)
Foreign exchange contracts	2,120,918	—
Total	$2,120,918	$(1,354,653)
The following is a summary of derivative instruments for Intermediate Duration Bond Fund as of March 31, 2026, as reflected within the Statements of Assets and Liabilities:
Liabilities	Unrealized depreciation on futures contracts[1]
Exchange-traded liability derivatives
Interest rate contracts	$(260,204)

1
Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the
Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

Transactions in derivative instruments for Intermediate Duration Bond Fund during the six months ended March 31, 2026, as reflected within the Statements of Operations were as follows:
Net Realized Gain (Loss) on:	Futures contracts
Interest rate contracts	$227,103
| 84

Notes to Financial Statements (continued)
March 31, 2026 (Unaudited)

Net Change in Unrealized Appreciation (Depreciation) on:	Futures contracts
Interest rate contracts	$(374,540)
As the Funds value their derivatives at fair value and recognize changes in fair value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.
The following is a summary of the Funds' derivative volume activity for the six months ended March 31, 2026. Volume activity is based on average derivatives outstanding during the period, including amounts outstanding at the end of the prior period, if applicable. Amounts disclosed represent average notional value. All amounts are shown at absolute value.
	Futures contracts	Forward foreign currency contracts
Core Plus Bond Fund	$1,221,359,324	$ —
Global Allocation Fund	406,632,464	312,046,029
Intermediate Duration Bond Fund	14,315,409	—
Unrealized gain and/or loss on open forwards and futures is recorded in the Statements of Assets and Liabilities. The aggregate notional values of forwards and futures contracts are not recorded in the Statements of Assets and Liabilities, and therefore are not included in the Funds’ net assets.
Over-the-counter derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Funds and their counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by a Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Funds and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Funds or the counterparty. The Funds' ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of a Fund declines beyond a certain threshold. For financial reporting purposes, the Funds do not offset derivative assets and liabilities, and any related collateral received or pledged, on the Statements of Assets and Liabilities.
As of March 31, 2026, gross amounts of over-the-counter derivative assets and liabilities not offset in the Statements of Assets and Liabilities and the related net amounts after taking into account master netting arrangements, by counterparty, are as follows:
Global Allocation Fund
Counterparty	Gross Amounts of Assets	Offset Amount	Net Asset Balance	Collateral (Received)/ Pledged	Net Amount
Bank of America N.A.	$863,331	$(95,078)	$768,253	$(768,253)	$ —
Deutsche Bank AG	3,709	(3,709)	—	—	—
HSBC Bank USA N.A.	965,002	(25,140)	939,862	(700,000)	239,862
Morgan Stanley & Co. International PLC	499,732	(258,645)	241,087	—	241,087
Royal Bank of Canada	93,011	—	93,011	—	93,011
	$2,424,785	$(382,572)	$2,042,213	$(1,468,253)	$573,960

Counterparty	Gross Amounts of Liabilities	Offset Amount	Net Liability Balance	Collateral (Received)/ Pledged	Net Amount
Bank of America N.A.	$(95,078)	$95,078	$ —	$ —	$ —
Deutsche Bank AG	(58,927)	3,709	(55,218)	—	(55,218)
HSBC Bank USA N.A.	(25,140)	25,140	—	—	—
85 |

Notes to Financial Statements (continued)
March 31, 2026 (Unaudited)

Counterparty	Gross Amounts of Liabilities	Offset Amount	Net Liability Balance	Collateral (Received)/ Pledged	Net Amount
Morgan Stanley & Co. International PLC	$(258,645)	$258,645	$ —	$ —	$ —
UBS AG	(100,890)	—	(100,890)	40,000	(60,890)
	$(538,680)	$382,572	$(156,108)	$40,000	$(116,108)
The actual collateral received or pledged, if any, may exceed the amounts shown in the table due to overcollateralization. Timing differences may exist between when contracts under the ISDA agreements are marked-to-market and when collateral moves. The ISDA agreements include tri-party control agreements under which collateral is held for the benefit of the secured party at a third party custodian, State Street Bank and Trust Company (“State Street Bank”).
Counterparty risk is managed based on policies and procedures established by each Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. A Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund.
5.Purchases and Sales of Securities. For the six months ended March 31, 2026, purchases and sales of securities (excluding short-term investments and including paydowns) were as follows:
	U.S. Government/ Agency Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
Core Plus Bond Fund	$7,302,168,734	$6,813,247,766	$561,011,085	$527,926,072
Global Allocation Fund	34,738,091	29,454,003	502,918,102	790,233,003
Growth Fund	—	—	126,755,067	464,767,640
Intermediate Duration Bond Fund	36,843,130	61,177,029	76,979,615	93,160,888
Limited Term Government and Agency Fund	883,173,091	908,683,216	845,000	8,953,544
6.Management Fees and Other Transactions with Affiliates.
a. Management Fees. Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to each Fund. Loomis Sayles is a limited partnership whose sole general partner, Loomis, Sayles & Company, Inc., is indirectly owned by Natixis Investment Managers, LLC, which is part of Natixis Investment Managers, an international asset management group based in Paris, France.
| 86

Notes to Financial Statements (continued)
March 31, 2026 (Unaudited)
Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on the Fund’s average daily net assets:
Percentage of Average Daily Net Assets
Fund	First $100 million	Next $400 million	Next $500 million	Next $1 billion	Next $2 billion	Over $4 billion
Core Plus Bond Fund	0.2000%	0.1875%	0.1875%	0.1875%	0.1500%	0.1500%
Global Allocation Fund	0.7500%	0.7500%	0.7500%	0.7500%	0.7300%	0.7000%
Growth Fund	0.5000%	0.5000%	0.5000%	0.5000%	0.5000%	0.5000%
Intermediate Duration Bond Fund	0.2500%	0.2500%	0.2500%	0.2500%	0.2500%	0.2500%
Limited Term Government and Agency Fund	0.3250%	0.3250%	0.3000%	0.2500%	0.2500%	0.2500%
Natixis Advisors, LLC ("Natixis Advisors") serves as the advisory administrator to Core Plus Bond Fund. Natixis Advisors is a wholly-owned subsidiary of Natixis Investment Managers, LLC. Under the terms of the advisory administration agreement, the Fund pays an advisory administration fee at the following annual rates, calculated daily and payable monthly, based on its average daily net assets:
Percentage of Average Daily Net Assets
Fund	First $100 million	Next $1.9 billion	Over $2 billion
Core Plus Bond Fund	0.2000%	0.1875%	0.1500%
Management and advisory administration fees are presented in the Statements of Operations as management fees.
Loomis Sayles has given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds' operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. These undertakings are in effect until January 31, 2027, may be terminated before then only with the consent of the Funds' Board of Trustees and are reevaluated on an annual basis. In addition, Loomis Sayles will voluntarily waive its management fee on any portion of the Growth Fund’s assets that are invested in the Natixis Loomis Sayles Focused Growth ETF. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.
For the six months ended March 31, 2026 the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:
Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class N	Class Y
Core Plus Bond Fund	0.73%	1.48%	0.43%	0.48%
Global Allocation Fund	1.20%	1.95%	0.90%	0.95%
Growth Fund	1.00%	1.75%	0.70%	0.75%
Intermediate Duration Bond Fund	0.65%	1.40%	0.35%	0.40%
Limited Term Government and Agency Fund	0.70%	1.45%	0.40%	0.45%
Loomis Sayles and Natixis Advisors have agreed to equally bear the waivers and/or expense reimbursements for Core Plus Bond Fund.
Loomis Sayles (and Natixis Advisors for Core Plus Bond Fund) shall be permitted to recover expenses borne under the expense limitation agreements (whether through waiver of management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below both (1) a class' expense limitation ratio in place at the time such amounts were waived/reimbursed and (2) a class' current applicable expense limitation ratio, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.
87 |

Notes to Financial Statements (continued)
March 31, 2026 (Unaudited)
For the six months ended March 31, 2026, the management fees and waivers of management fees for each Fund were as follows:
	Gross Management Fees	Contractual Waivers of Management Fees[1]	Voluntary Waivers of Management Fees[2]	Net Management Fees	Percentage of Average Daily Net Assets
Fund					Gross	Net
Core Plus Bond Fund	$6,269,485	$ —	$ —	$6,269,485	0.16%	0.16%
Global Allocation Fund	10,419,129	—	—	10,419,129	0.74%	0.74%
Growth Fund	44,275,429	—	464,117	43,811,312	0.50%	0.49%
Intermediate Duration Bond Fund	279,683	144,542	—	135,141	0.25%	0.12%
Limited Term Government and Agency Fund	1,056,787	229,306	—	827,481	0.32%	0.25%

[1]	Waiver/expense reimbursements are subject to possible recovery until September 30, 2027.
[2]	Voluntary management fee waivers are not subject to recovery under the expense limitation agreement described above.
For the six months ended March 31, 2026, class-specific expenses have been reimbursed as follows:
	Reimbursement[1]
	Class A	Class C	Class N	Class Y	Total
Core Plus Bond Fund	$8,732	$528	$ —	$167,276	$176,536

[1]	Waiver/expense reimbursements are subject to possible recovery until September 30, 2027.
For the six months ended March 31, 2026, the advisory administration fees for Core Plus Bond Fund were $6,269,485 (effective rate of 0.16% of average daily net assets).
b. Service and Distribution Fees. Natixis Distribution, LLC (“Natixis Distribution”), which is a wholly-owned subsidiary of Natixis Investment Managers, LLC, has entered into a distribution agreement with the Trust. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Funds of the Trusts.
Pursuant to Rule 12b-1 under the 1940 Act, the Trusts have adopted a Service Plan relating to the Fund’s Class A shares (the “Class A Plans”) and a Distribution and Service Plan relating to the Fund’s Class C shares (the “Class C Plans”).
Under the Class A Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class A shares, as reimbursement for expenses incurred by Natixis Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.
Under the Class C Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by Natixis Distribution in providing personal services to investors in Class C shares and/or the maintenance of shareholder accounts.
Also under the Class C Plans, each Fund pays Natixis Distribution a monthly distribution fee at the annual rate of 0.75% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Class C shares.
For the six months ended March 31, 2026, the service and distribution fees for each Fund were as follows:
	Service Fees		Distribution Fees
Fund	Class A	Class C	Class C
Core Plus Bond Fund	$353,454	$22,106	$66,320
Global Allocation Fund	685,817	229,227	687,679
Growth Fund	1,563,629	150,956	452,868
Intermediate Duration Bond Fund	4,124	660	1,981
Limited Term Government and Agency Fund	177,232	5,866	17,599
For the six months ended March 31, 2026, Natixis Distribution refunded Core Plus Bond Fund $1,005 and Limited Term Government and Agency Fund $16,494 of prior year Class A service fees paid to Natixis Distribution in excess of amounts subsequently paid to securities dealers or financial intermediaries. Service and distribution fees on the Statements of Operations have been reduced by these amounts.
| 88

Notes to Financial Statements (continued)
March 31, 2026 (Unaudited)
c. Administrative Fees. Natixis Advisors provides certain administrative services for the Funds and contracts with State Street Bank to serve as sub-administrator. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trusts and Natixis Advisors, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0540% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts of $10 million, which is reevaluated on an annual basis.
For the six months ended March 31, 2026, the administrative fees for each Fund were as follows:
Fund	Administrative Fees
Core Plus Bond Fund	$1,659,881
Global Allocation Fund	591,788
Growth Fund	3,742,953
Intermediate Duration Bond Fund	47,287
Limited Term Government and Agency Fund	140,109
d. Sub-Transfer Agent Fees. Natixis Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse Natixis Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to Natixis Distribution are subject to a sub-transfer agent fee limit approved by the Funds’ Board of Trustees, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.
For the six months ended March 31, 2026, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:
Fund	Sub-Transfer Agent Fees
Core Plus Bond Fund	$2,643,795
Global Allocation Fund	1,016,966
Growth Fund	7,604,042
Intermediate Duration Bond Fund	72,537
Limited Term Government and Agency Fund	212,721
As of March 31, 2026, the Funds owe Natixis Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor):
Fund	Reimbursements of Sub-Transfer Agent Fees
Core Plus Bond Fund	$57,088
Global Allocation Fund	40,432
Growth Fund	134,594
Intermediate Duration Bond Fund	5,322
Limited Term Government and Agency Fund	12,201
89 |

Notes to Financial Statements (continued)
March 31, 2026 (Unaudited)
e. Commissions. Commissions (including CDSCs) on Fund shares retained by Natixis Distribution during the six months ended March 31, 2026 were as follows:
Fund	Commissions
Core Plus Bond Fund	$6,200
Global Allocation Fund	6,530
Growth Fund	42,213
Limited Term Government and Agency Fund	2,727
f. Trustees Fees and Expenses. The Trusts do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis Investment Managers, LLC or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $410,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $235,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the Chairperson of the Contract Review Committee and the Chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $30,000. The Chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $20,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Governance Committee member is compensated $2,500 for each Committee meeting that he or she attends. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.
A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. Deferred amounts remain in the funds until distributed in accordance with the provisions of the Plan. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.
Certain officers and employees of Natixis Advisors and Loomis Sayles are also officers and/or Trustees of the Trusts.
g. Affiliated Ownership. As of March 31, 2026, Loomis Sayles Funded Pension Plan and Trust (“Pension Plan”) and Loomis Sayles Employees’ Profit Sharing Retirement Plan (“Retirement Plan”) held shares of the Funds representing the following percentages of the Funds’ net assets:
Fund	Pension Plan	Retirement Plan	Total Affiliated Ownership
Core Plus Bond Fund	— %	0.18%	0.18%
Global Allocation Fund	— %	0.84%	0.84%
Growth Fund	0.06%	0.81%	0.87%
Limited Term Government and Agency Fund	— %	0.18%	0.18%
Investment activities of affiliated shareholders could have material impacts on the Funds.
h. Reimbursement of Transfer Agent Fees and Expenses. Natixis Advisors has given a binding contractual undertaking to Intermediate Duration Bond Fund and Limited Term Government and Agency Fund to reimburse any and all transfer agency expenses for the Funds’ Class N shares. This undertaking is in effect through January 31, 2027 and is not subject to recovery under the expense limitation agreement described above.
| 90

Notes to Financial Statements (continued)
March 31, 2026 (Unaudited)
For the six months ended March 31, 2026, Natixis Advisors reimbursed the Funds for transfer agency expenses as follows:
Reimbursement of Transfer Agency Expenses
Fund	Class N
Intermediate Duration Bond Fund	$1,160
Limited Term Government and Agency Fund	1,215
i. Affiliated Fund Transactions.  A summary of affiliated fund transactions for each underlying fund held by the Funds for the six months ended March 31, 2026, is as follows:
Growth Fund
Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of March 31, 2026	Distribution Received(2)
Natixis Loomis Sayles Focused Growth ETF	$190,279,112	$ —	$ —	$ —	$(21,516,675)	$168,762,437	4,284,398	$ —

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.
7.Class-Specific Transfer Agent Fees and Expenses. Transfer agent fees and expenses attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.
For the six months ended March 31, 2026 the Funds incurred the following class-specific transfer agent fees and expenses (net of expense offsets and including sub-transfer agent fees, where applicable):
	Transfer Agent Fees and Expenses
Fund	Class A	Class C	Class N	Class Y
Core Plus Bond Fund	$139,905	$8,726	$20,047	$2,569,983
Global Allocation Fund	230,096	76,850	3,350	741,931
Growth Fund	587,035	56,712	10,171	7,146,917
Intermediate Duration Bond Fund	1,366	226	1,160	75,061
Limited Term Government and Agency Fund	70,088	2,125	1,215	209,707
8.Expense Offset Arrangements. The Funds have entered into an agreement with the transfer agent whereby certain transfer agent fees and expenses may be paid indirectly by credits earned on the Funds' cash balances. Transfer agent fees and expenses are presented in the Statements of Operations gross of such credits, and the credits are presented as offsets to expenses.
9.Line of Credit. Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, entered into a syndicated, revolving, committed, unsecured line of credit with State Street Bank as administrative agent. The aggregate revolving commitment amount is $575,000,000. Any one Fund may borrow up to $402,500,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $575,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.
For the six months ended March 31, 2026, none of the Funds had borrowings under this agreement.
10.Risk. Global Allocation Fund's investments in foreign securities may be subject to greater political, economic, environmental, credit/counterparty and information risks. The Fund's investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.
Core Plus Bond Fund and Limited Term Government and Agency Fund's investments in mortgage-related and asset-backed securities are subject to certain risks not associated with investments in other securities. Mortgage-related and asset-backed securities are
91 |

Notes to Financial Statements (continued)
March 31, 2026 (Unaudited)
subject to the risk that unexpected changes in interest rates will have a direct effect on expected maturity. A shortened maturity may result in the reinvestment of prepaid amounts in securities with lower yields than the original obligations. An extended maturity may result in a reduction of a security's value.
Geopolitical events (such as trading halts, sanctions or wars) could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. These, and other related events, could significantly impact a Fund's performance and the value of an investment in the Fund, even if the Fund does not have direct exposure to issuers in the country or countries involved.
11.Concentration of Ownership. From time to time, a Fund may have a concentration of one or more shareholder accounts constituting a significant percentage of shares outstanding. Investment activities by holders of accounts that represent a significant ownership of more than 5% of a Fund’s outstanding shares could have material impacts on a Fund. As of March 31, 2026, the number of such accounts and the aggregate percentage of net assets represented by such holdings were as follows:
Fund	Number of 5% Account Holders	Percentage of Ownership
Core Plus Bond Fund	2	13.05%
Intermediate Duration Bond Fund	2	27.19%
Limited Term Government and Agency Fund	1	11.41%
Omnibus shareholder accounts, maintained by a single intermediary on behalf of multiple underlying shareholders, are not included in the table above. As such, there could be other 5% shareholders in addition to those disclosed in the table above.
12.Capital Shares. Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Six Months Ended March 31, 2026		Year Ended September 30, 2025
Core Plus Bond Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	3,020,165	$35,095,582	7,356,692	$83,767,167
Issued in connection with the reinvestment of distributions	379,524	4,401,303	808,771	9,213,668
Redeemed	(4,320,203)	(50,178,886)	(16,866,156)	(191,089,308)
Net change	(920,514)	$(10,682,001)	(8,700,693)	$(98,108,473)
Class C
Issued from the sale of shares	97,460	$1,130,539	276,584	$3,160,545
Issued in connection with the reinvestment of distributions	24,268	281,795	53,042	605,134
Redeemed	(242,776)	(2,824,306)	(751,569)	(8,564,579)
Net change	(121,048)	$(1,411,972)	(421,943)	$(4,798,900)
Class N
Issued from the sale of shares	37,311,981	$438,156,262	56,032,902	$643,974,218
Issued in connection with the reinvestment of distributions	4,236,734	49,662,819	7,584,514	87,349,114
Redeemed	(27,546,517)	(323,452,954)	(49,140,834)	(564,953,991)
Net change	14,002,198	$164,366,127	14,476,582	$166,369,341
Class Y
Issued from the sale of shares	64,157,709	$753,291,576	130,634,316	$1,503,683,844
Issued in connection with the reinvestment of distributions	8,230,177	96,423,794	15,747,234	181,203,586
Redeemed	(57,189,652)	(670,954,122)	(169,568,613)	(1,951,810,047)
Net change	15,198,234	$178,761,248	(23,187,063)	$(266,922,617)
Increase (decrease) from capital share transactions	28,158,870	$331,033,402	(17,833,117)	$(203,460,649)
| 92

Notes to Financial Statements (continued)
March 31, 2026 (Unaudited)
12.Capital Shares (continued).

	Six Months Ended March 31, 2026		Year Ended September 30, 2025
Global Allocation Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	1,482,893	$38,426,003	3,007,528	$75,339,110
Issued in connection with the reinvestment of distributions	1,129,470	28,259,348	1,078,018	26,120,387
Redeemed	(1,940,181)	(50,623,158)	(5,760,243)	(144,115,238)
Net change	672,182	$16,062,193	(1,674,697)	$(42,655,741)
Class C
Issued from the sale of shares	160,450	$3,964,194	433,367	$10,361,431
Issued in connection with the reinvestment of distributions	485,211	11,572,291	563,926	13,066,172
Redeemed	(1,430,317)	(35,588,786)	(2,957,128)	(70,794,498)
Net change	(784,656)	$(20,052,301)	(1,959,835)	$(47,366,895)
Class N
Issued from the sale of shares	700,697	$18,487,285	1,491,882	$37,947,321
Issued in connection with the reinvestment of distributions	703,169	17,867,525	669,722	16,461,753
Redeemed	(1,048,203)	(27,970,329)	(2,193,686)	(56,267,253)
Net change	355,663	$8,384,481	(32,082)	$(1,858,179)
Class Y
Issued from the sale of shares	3,375,851	$88,934,209	8,206,710	$208,137,946
Issued in connection with the reinvestment of distributions	4,193,579	106,474,959	4,424,867	108,718,992
Redeemed	(10,466,894)	(278,520,305)	(16,244,076)	(413,324,981)
Net change	(2,897,464)	$(83,111,137)	(3,612,499)	$(96,468,043)
Decrease from capital share transactions	(2,654,275)	$(78,716,764)	(7,279,113)	$(188,348,858)
93 |

Notes to Financial Statements (continued)
March 31, 2026 (Unaudited)
12.Capital Shares (continued).

	Six Months Ended March 31, 2026		Year Ended September 30, 2025
Growth Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	4,214,504	$122,932,498	7,941,165	$213,105,190
Issued in connection with the reinvestment of distributions	758,718	22,101,456	1,790,121	47,706,737
Redeemed	(5,689,693)	(165,956,444)	(11,596,690)	(306,466,531)
Net change	(716,471)	$(20,922,490)	(1,865,404)	$(45,654,604)
Class C
Issued from the sale of shares	513,672	$12,091,695	1,481,805	$32,834,644
Issued in connection with the reinvestment of distributions	121,291	2,853,969	255,314	5,570,943
Redeemed	(443,558)	(10,368,267)	(1,591,128)	(34,846,921)
Net change	191,405	$4,577,397	145,991	$3,558,666
Class N
Issued from the sale of shares	6,229,662	$204,008,665	11,683,340	$358,999,219
Issued in connection with the reinvestment of distributions	455,818	15,032,874	968,471	29,044,455
Redeemed	(6,894,399)	(226,175,279)	(8,135,498)	(246,438,243)
Net change	(208,919)	$(7,133,740)	4,516,313	$141,605,431
Class Y
Issued from the sale of shares	56,910,656	$1,844,878,069	125,611,704	$3,708,430,922
Issued in connection with the reinvestment of distributions	8,398,572	275,725,136	19,632,459	586,814,190
Redeemed	(62,180,639)	(2,023,786,419)	(125,596,410)	(3,773,243,260)
Net change	3,128,589	$96,816,786	19,647,753	$522,001,852
Increase from capital share transactions	2,394,604	$73,337,953	22,444,653	$621,511,345
| 94

Notes to Financial Statements (continued)
March 31, 2026 (Unaudited)
12.Capital Shares (continued).

	Six Months Ended March 31, 2026		Year Ended September 30, 2025
Intermediate Duration Bond Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	33,442	$323,050	112,102	$1,077,897
Issued in connection with the reinvestment of distributions	4,727	45,626	7,375	70,457
Redeemed	(36,630)	(354,353)	(94,195)	(900,913)
Net change	1,539	$14,323	25,282	$247,441
Class C
Issued in connection with the reinvestment of distributions	888	$8,615	2,320	$22,235
Redeemed	(34,489)	(334,181)	(9,971)	(95,676)
Net change	(33,601)	$(325,566)	(7,651)	$(73,441)
Class N
Issued from the sale of shares	113,992	$1,098,466	4,378,706	$42,058,826
Issued in connection with the reinvestment of distributions	98,855	952,219	152,856	1,457,606
Redeemed	(78,687)	(756,819)	(6,123,176)	(58,761,331)
Net change	134,160	$1,293,866	(1,591,614)	$(15,244,899)
Class Y
Issued from the sale of shares	936,014	$9,041,538	2,691,378	$25,763,171
Issued in connection with the reinvestment of distributions	405,998	3,917,784	890,933	8,499,441
Redeemed	(5,757,561)	(55,630,383)	(4,138,535)	(39,531,718)
Net change	(4,415,549)	$(42,671,061)	(556,224)	$(5,269,106)
Decrease from capital share transactions	(4,313,451)	$(41,688,438)	(2,130,207)	$(20,340,005)
95 |

Notes to Financial Statements (continued)
March 31, 2026 (Unaudited)
12.Capital Shares (continued).

	Six Months Ended March 31, 2026		Year Ended September 30, 2025
Limited Term Government and Agency Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	859,864	$9,400,528	2,076,264	$22,463,852
Issued in connection with the reinvestment of distributions	230,717	2,521,247	511,136	5,539,922
Redeemed	(1,860,308)	(20,336,879)	(5,516,098)	(59,630,098)
Net change	(769,727)	$(8,415,104)	(2,928,698)	$(31,626,324)
Class C
Issued from the sale of shares	17,119	$186,687	89,767	$967,682
Issued in connection with the reinvestment of distributions	5,617	61,231	13,206	142,788
Redeemed	(87,362)	(953,169)	(176,600)	(1,904,676)
Net change	(64,626)	$(705,251)	(73,627)	$(794,206)
Class N
Issued from the sale of shares	287,594	$3,145,615	3,496,122	$37,960,490
Issued in connection with the reinvestment of distributions	62,742	687,841	187,979	2,043,194
Redeemed	(1,931,057)	(21,163,869)	(4,460,762)	(48,441,436)
Net change	(1,580,721)	$(17,330,413)	(776,661)	$(8,437,752)
Class Y
Issued from the sale of shares	7,107,506	$77,889,411	20,460,910	$222,595,382
Issued in connection with the reinvestment of distributions	558,071	6,117,864	1,156,455	12,578,766
Redeemed	(7,206,619)	(79,015,895)	(23,492,623)	(255,098,156)
Net change	458,958	$4,991,380	(1,875,258)	$(19,924,008)
Decrease from capital share transactions	(1,956,116)	$(21,459,388)	(5,654,244)	$(60,782,290)
| 96

˃To learn more about Natixis Funds products and services:
Visit: im.natixis.com Call:  800-225-5478
Before investing, consider the fund’s investment objectives, risks, charges, and expenses. Visit im.natixis.com or call 800-225-5478 for a prospectus or summary prospectus containing this and other information.
Contact us by mail:
If you wish to communicate with the funds’ Board of Trustees, you may do so by writing to:
Secretary of the Funds
Natixis Advisors, LLC
888 Boylston Street, Suite 800
Boston, MA 02199-8197
The correspondence must (a) be signed by the shareholder; (b) include the shareholder’s name and address; and (c) identify the fund(s), account number, share class, and number of shares held in that fund, as of a recent date.
Or by e-mail:
secretaryofthefunds@natixis.com (Communications regarding recommendations for Trustee candidates may not be submitted by e-mail.)
Please note:  Unlike written correspondence, e-mail is not secure. Please do NOT include your account number, Social Security number, PIN, or any other non-public personal information in an e-mail communication because this information may be viewed by others.

Exp. 5/31/27
LSIF58SA-0326
This page is not part of the financial statements and other important information

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid to Directors and Officers are incorporated by reference as part of the Financial Statements and Other Important Information for Open-End Management Investment Companies filed as Item 7 herewith.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable for the current reporting period due to the timing of the Board’s approval of these agreements.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16.	Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by the report that have materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a) (1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit Not Applicable.

(a) (2)

Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrants securities are listed. Not Applicable.

(a) (3)	A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is filed herewith.
(a) (3)(1)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable

(a) (3)(2)	Changes in the registrant’s independent public accountant. Not Applicable
(b)

Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is filed herewith.

(101)	Inline Interactive Data File-the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust I

By: /s/ David L. Giunta

Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	May 21, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David L. Giunta

Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	May 21, 2026

By: /s/ Matthew J. Block

Name:	Matthew J. Block
Title:	Treasurer and Principal Financial and Accounting Officer
Date:	May 21, 2026